As filed with the Securities and Exchange Commission on May 26,
2000
------------------------------------------------------------------
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Registration No. 33-2627
		811-4551

U. S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[   ]  Pre-Effective Amendment No.

[X]    Post-Effective Amendment  No.     48

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940,
as amended  Amendment No.     48

SMITH BARNEY EQUITY FUNDS
(Exact name of Registrant as Specified in Charter)

388 Greenwich Street, New York, New York  10013
(Address of Principal Executive Offices)  (Zip Code)

(212) 816-6474
(Registrant's Telephone Number, including Area Code:)

Christina T. Sydor
388 Greenwich Street, New York, New York 10013, 22nd Floor
(Name and Address of Agent For Service)

Continuous
(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective:

[        ]	immediately upon filing pursuant to Paragraph (b)
[   X  ]	On May 30, 2000 pursuant to paragraph (b)
[        ] 	60 days after filing pursuant to paragraph (a) (1)
[        ]	On (date) pursuant to paragraph (a)(1)
[        ] 	75 days after filing pursuant to paragraph (a) (2)
[        ]	On (date) pursuant to paragraph (a) (2)of rule 485

If appropriate, check the following box:

[        ]	This post-effective amendment designates a new
effective date for a previously filed post-effective amendment.



Part A - Prospectus

[LOGO] SMITH BARNEY MUTUAL FUNDS

Smith Barney
Mutual Funds

P R O S P E C T U S

Concert
Social Awareness
Fund

Class A, B, L and Y Shares
--------------------------------------------------------------------------------
May 30, 2000

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

Concert Social Awareness Fund

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                                    Contents
--------------------------------------------------------------------------------

Investments, risks and performance ........................................    2

More on the fund's investments ............................................    6

More on the fund's social awareness criteria ..............................    7

Management ................................................................    8

Choosing a class of shares to buy .........................................    9

Comparing the fund's classes ..............................................   10

Sales charge ..............................................................   11

More about deferred sales charges .........................................   13

Buying shares .............................................................   14

Exchanging shares .........................................................   15

Redeeming shares ..........................................................   17


Other things to know about share transactions .............................   19



Salomon Smith Barney Retirement Programs ..................................   21


Dividends, distributions and taxes ........................................   22

Share price ...............................................................   23

Financial highlights ......................................................   23

You should know: An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.


                                                    Smith Barney Mutual Funds  1

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Investments, risks and performance
--------------------------------------------------------------------------------

Investment objective

The fund seeks high total return consisting of capital appreciation and current income.

Principal investment strategies

Key investments The fund invests primarily in common stocks and other equity securities of U.S. companies. Equity securities include exchange traded and over-the-counter common stocks and preferred shares, debt securities convertible into equity securities, and warrants and rights relating to equity securities. The fund also normally invests between 15% and 35% of its assets in fixed income securities. The fixed income securities in which the fund invests are primarily investment grade, and may be of any maturity. The fund also may invest a portion of its assets in equity and debt securities of foreign issuers. As described below, the fund emphasizes companies that both offer attractive investment opportunities and demonstrate a positive awareness of their impact on the society in which they operate, relative to other companies in their industry.

Selection process Equity Securities. The fund invests in a broad range of companies, industries and sectors, without regard to market capitalization. The manager uses a "value" approach to selecting equity securities. In selecting individual equity securities, the manager looks for companies it believes are undervalued. Specifically, the manager looks for:

o  Attractive risk-adjusted price/earnings ratio, relative to growth
o  Positive earnings trends
o  Favorable financial condition

Fixed Income Securities. In selecting fixed income investments, the manager:

o Determines sector and maturity weightings based on intermediate and long-term assessments of the economic environment and interest rate outlook
o Uses fundamental credit analysis to determine the relative value of bond issues
o Identifies undervalued bonds and attempts to avoid bonds that may be subject to credit downgrades

Social Awareness Criteria. As a component of the selection process, the manager considers whether, relative to other companies in an industry, a company that meets these investment criteria also is sensitive to social issues related to its products, services, or methods of doing business.


2  Concert Social Awareness Fund

Social factors considered include:

o  Fairness of employment policies and labor relations
o  Involvement in community causes
o Efforts and strategies to minimize the negative impact of business activities and products and to embrace alternatives to unsafe polluting and wasteful activities or products
o  Responsibility and fairness of advertising and marketing practices

In addition, the fund seeks to avoid investing in a company if the manager has significant reason to believe it is engaged in:

o  Tobacco production
o  Production of weapons
o  Ownership or design of nuclear facilities

Principal risks of investing in the fund

Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if:

o  Stock prices decline generally
o Socially aware companies fall out of favor with investors or fail to perform as well as companies that do not fit the fund's social criteria
o Interest rates rise, causing the value of fixed income securities in the fund's portfolio to decline
o The issuer of a fixed income security owned by the fund defaults on its obligation to pay principal and/or interest or the security's credit rating is downgraded
o The manager's judgment about the attractiveness, value or appreciation of a particular security, or the creditworthiness of a company in which the fund invests, proves to be incorrect

Because the manager uses social awareness criteria as a component of its selection process, the fund's universe of investments may be smaller than that of other funds. In some circumstances, this could cause the fund's return to be lower than that of a fund that may invest in other issuers with strong earnings and growth potential, but that do not meet the fund's social awareness criteria.

Who may want to invest The fund may be an appropriate investment if you:

o  Are seeking to invest in a portfolio with a socially aware component
o  Are seeking a combination of capital appreciation and current income
o  Are willing to accept the risks of the stock and bond markets


                                                   Smith Barney Mutual Funds  3

Risk return bar chart


This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. Past performance does not necessarily indicate how the fund will perform in the future. The bar chart shows the performance of the fund's Class B shares for each of the past 10 calendar years. Class A, L and Y shares would have different performance because of their different expenses. The performance information in the chart does not reflect sales charges, which would reduce your return.


      [The following was depicted as a bar chart in the printed material.]

--------------------------------------------------------------------------------
                        Total Return for Class B Shares
--------------------------------------------------------------------------------

    90      91     92      93     94      95      96      97      98      99
--------------------------------------------------------------------------------
 (2.19)%  26.45%  6.59%  14.66% (1.75%)  24.01%  11.42%  20.38%  26.63%  12.06%

                        Calendar years ended December 31



Quarterly returns: Highest: 19.07% in 4th quarter 1998; Lowest: (11.69)% in 3rd quarter 1990; Year-to-date: 0.45% through 3/31/00


Risk return table

This table indicates the risks of investing in the fund by comparing the average annual total return of each class for the periods shown with that of the Standard & Poor's 500 ("S&P 500") Index, an unmanaged index of widely held common stocks and the Lehman Government/Corporate Bond ("Lehman Gov/Corp") Index, an unmanaged combination of government and bond indexes, including U.S. treasury and agency securities and yankee bonds. This table assumes imposition of the maximum sales charge applicable to the class, redemption of shares at the end of the period, and reinvestment of distributions and dividends.


4  Concert Social Awareness Fund

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                          Average Annual Total Returns
                     Calendar Years Ended December 31, 1999
--------------------------------------------------------------------------------

                                                             Since    Inception
Class                     1  year    5 years    10 years   Inception     Date

  A                         7.26%     18.40%        n/a      15.28%    11/06/92
  B                         7.06%     18.64%      13.36%     12.61%    02/02/87
  L                        10.01%     18.56%        n/a      14.55%    05/05/93
  Y*                         n/a        n/a         n/a        n/a     03/28/96
S&P 500                    21.03      28.54%      18.19%     16.73%       **
Lehman Gov/
Corp Index                (2.15)%      7.61%       7.65%      7.65%       **

*There were no Class Y shares outstanding for the calendar year ended December 31, 1999.

**Index comparison begins on February 28, 1987.

Fee table

This table sets forth the fees and expenses you will pay if you invest in fund shares.

--------------------------------------------------------------------------------
                                Shareholder Fees
--------------------------------------------------------------------------------

(fees paid directly from your investment)  Class A  Class B  Class L  Class Y

Maximum sales charge (load) imposed
on purchases
(as a % of offering price)                  5.00%     None     1.00%    None

Maximum deferred sales charge (load)
(as a % of the lower of net
asset value at purchase or redemption)      None*     5.00%    1.00%    None

--------------------------------------------------------------------------------
                         Annual fund operating expenses
--------------------------------------------------------------------------------

(expenses deducted from fund assets)       Class A  Class B  Class L  Class Y


Management fee                              0.75%     0.75%    0.75%    0.75%
Distribution and service
(12b-1) fees                                0.25      1.00     1.00     None
Other expenses                              0.17      0.18     0.17     0.17
                                            -----     -----    -----    -----
Total annual fund operating expenses        1.17%     1.93%    1.92%    0.92%


*You may buy Class A shares in amounts of $500,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.


**For Class Y shares, "Other Expenses" have been estimated based on expenses incurred by Class A shares because no Class Y shares were outstanding for the fiscal year ended January 31, 2000.



                                                    Smith Barney Mutual Funds  5

Example

This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

o  You invest $10,000 in the fund for the period shown
o  Your investment has a 5% return each year
o  You reinvest all distributions and dividends without a sales charge
o  The fund's operating expenses remain the same

--------------------------------------------------------------------------------
                      Number of years you own your shares
--------------------------------------------------------------------------------

                                         1 year    3 years   5 years   10 years


Class A (with or without redemption)     $  613    $  853    $1,111     $1,849
Class B (redemption at end of period)    $  696    $  906    $1,142     $2,056
Class B (no redemption)                  $  196    $  606    $1,042     $2,056
Class L (redemption at end of period)    $  393    $  697    $1,126     $2,321
Class L (no redemption)                  $  293    $  697    $1,126     $2,321
Class Y (with or without redemption)     $   94    $  293    $  509     $1,131


--------------------------------------------------------------------------------
More on the fund's investments
--------------------------------------------------------------------------------

Derivative contracts The fund may, but need not, use derivative contracts, such as futures and options on securities or securities indices, options on these futures, and interest rate futures, for any of the following purposes:

o To hedge against the economic impact of adverse changes in the market value of portfolio securities, because of changes in interest rates or stock prices
o  As a substitute for buying or selling securities

A derivative contract will obligate or entitle a fund to deliver or receive an asset or cash payment based on the change in value of one or more securities or indices. Even a small investment in derivative contracts can have a big impact on a fund's interest rate or stock market exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains. The fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund's holdings. The other parties to certain derivative contracts present the same types of default risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

6  Concert Social Awareness Fund

Foreign securities The fund may invest a portion of its assets, generally under 15% (but not more than 25%), in securities of foreign issuers. These securities generally include American Depositary Receipts (ADRs), Yankee Bonds and other securities quoted in U.S. dollars, but may also include non-U.S. dollar denominated securities. Because the fund may invest in securities of foreign issuers, the fund carries additional risks. The value of your investment may decline if the U.S. and/or foreign stock markets decline, currency rates adversely affect the value of foreign currencies relative to the U.S. dollar, or an adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock. Prices of foreign securities may go down because of foreign government actions, political instability or the more limited availability of accurate information about foreign companies. These risks are greater for issuers in emerging markets.

Defensive investing The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.

--------------------------------------------------------------------------------
More on the fund's social awareness criteria
--------------------------------------------------------------------------------

The manager believes that there is a direct correlation between companies that demonstrate an acute awareness of their impact on the society within which they operate and companies which offer attractive long-term investment potential. The manager believes that addressing social issues in a positive manner can translate into sound business. For example, by ensuring a product or service does not negatively impact the environment, a company can avoid costly litigation and clean-up costs; and by maintaining positive standards for the workplace and a diverse employee population, a company can better ensure access to quality management talent and improved productivity; or by becoming more involved in the community, a company can enhance its consumer franchise. The manager also believes that top quality management teams who successfully balance their companies' business interest with their social influences can gain significant competitive advantages over the long run, which may result in increased shareholder values and, therefore, make the company's shares a better investment. The fund is designed to combine both financial and social criteria in all of its investment decisions.

The manager will use its best efforts to assess a company's social performance. This analysis will be based on present activities, and will not preclude securities solely because of past activities. The manager will monitor the social progress or deterioration of each company in which the fund invests.


                                                    Smith Barney Mutual Funds  7

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Management
--------------------------------------------------------------------------------


Manager The fund's investment manager is SSB Citi Fund Management LLC (successor to SSBC Fund Management Inc.), an affiliate of Salomon Smith Barney Inc. The manager's address is 388 Greenwich Street, New York, New York 10013. The manager selects the fund's investments and oversees its operations. The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup businesses produce a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world.


Robert J. Brady and Ellen S. Cammer, each an investment officer of the manager and a managing director of Salomon Smith Barney, have been responsible for the day-to-day management of the fund's portfolio since 1995.

Management fee For its services, the manager received a fee during the fund's last fiscal year equal to 0.55% of the fund's average daily net assets. In addition, the manager received a fee for its administrative services to the fund equal to 0.20% of the fund's average daily net assets.

Distributor The fund has entered into an agreement with CFBDS, Inc. to distribute the fund's shares. A selling group consisting of Salomon Smith Barney and other broker-dealers sells fund shares to the public.


Distribution plan The fund has adopted a Rule 12b-1 distribution plan for its Class A, B and L shares. Under the plan, the fund pays distribution and/or service fees. These fees are an ongoing expense and, over time, may cost you more than other types of sales charges.

Transfer agent and shareholder servicing agent Citi Fiduciary Trust Company serves as the fund's transfer agent and shareholder servicing agent (the "transfer agent"). Pursuant to a sub-transfer agency and services agreement with the transfer agent, PFPC Global Fund Services serves as the fund's sub-transfer agent (the "sub-transfer agent") to render certain shareholder record keeping and accounting services and functions.



8  Concert Social Awarness Fund

--------------------------------------------------------------------------------
Choosing a class of shares to buy
--------------------------------------------------------------------------------

You can choose among four classes of shares: Classes A, B, L and Y. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. Which class is more beneficial to an investor depends on the amount and intended length of the investment.

o If you plan to invest regularly or in large amounts, buying Class A shares may help you reduce sales charges and ongoing expenses.
o For Class B shares, all of your purchase amount and, for Class L shares, more of your purchase amount (compared to Class A shares) will be immediately invested. This may help offset the higher expenses of Class B and Class L shares, but only if the fund performs well.
o Class L shares have a shorter deferred sales charge period than Class B shares. However, because Class B shares convert to Class A shares, and Class L shares do not, Class B shares may be more attractive to long-term investors.

You may buy shares from:

o  A Salomon Smith Barney Financial Consultant
o An investment dealer in the selling group or a broker that clears through Salomon Smith Barney -- a dealer representative
o The fund, but only if you are investing through certain qualified plans or certain dealer representatives

Investment minimums Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.
--------------------------------------------------------------------------------
                                                   Initial         Additional
                                        Classes A, B, L  Class Y All Classes
--------------------------------------------------------------------------------
General                                      $1,000       $15 million       $50

IRAs, Self Employed Retirement
Plans, Uniform Gift to Minor
Accounts                                       $250       $15 million       $50
Qualified Retirement Plans*                     $25       $15 million       $25
Simple IRAs                                      $1           n/a            $1
Monthly Systematic Investment Plans             $25           n/a           $25
Quarterly Systematic Investment Plans           $50           n/a           $50
--------------------------------------------------------------------------


*Qualified Retirement Plans are retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Internal Revenue Code, including 401(k) plans.


                                                     Smith Barney Mutual Funds 9

--------------------------------------------------------------------------------
Comparing the fund's classes
--------------------------------------------------------------------------------

Your Salomon Smith Barney Financial Consultant or dealer representative can help you decide which class meets your goals. They may receive different compensation depending upon which class you choose.

----------------------------------------------------------------------------------------
               Class A              Class B            Class L             Class Y
----------------------------------------------------------------------------------------
Key features   o Initial            o  No initial      o Initial sales     o No initial
                 sales                 sales charge      charge is           or deferred
                 charge             o  Deferred          lower than          sales charge
               o You may qual-         sales charge      Class A           o Must invest
                 ify for reduc-        declines        o Deferred sales      at least
                 tion or waiver        over time         charge for          $15 million
                 of initial sales   o  Converts to       only 1 year       o Lower annual
                 charge                Class A after   o Does not con-       expenses than
               o Lower annual          8 years           vert to Class A     the other
                 expenses than      o  Higher annual   o Higher annual       classes
                 Class B and           expenses than     expenses than
                 Class L               Class A           Class A
--------------------------------------------------------------------------------------------
Initial sales   Up to 5.00%;           None              1.00%               None
charge          reduced for
                large purchases
                and waived
                for certain
                investors.
                No charge for
                purchases of
                $500,000 or
                more
--------------------------------------------------------------------------------------------
Deferred        1.00% on pur-          Up to 5.00%       1.00% if you        None
sales charge    chases of              charged when      redeem within
                $500,000 or            you redeem        1 year of
                redeem within          shares. The       purchase
                1 year of              charge is
                purchase               reduced over
                                       time and there
                                       is no deferred
                                       sales charge
                                       after 6 years
-------------------------------------------------------------------------------------------
Annual          0.25% of               1.00% of          1.00% of
distribution    average daily-         average daily     average daily       None
and service     net assets             net assetts       net assets
fees
-------------------------------------------------------------------------------------------
Exchange        Class A Shares         Class B Shares    Class L Shares      Class Y shares
privilege*      of most Smith          of most Smith     of most Smith       of most Smith
                Barney funds           Barney funds      Barney funds        Barney funds
-------------------------------------------------------------------------------------------

*Ask your Salomon Smith Barney Financial Consultant or dealer representative or visit the web site for the Smith Barney funds available for exchange.


10  Concert Social Awareness Fund

--------------------------------------------------------------------------------
Sales charge
--------------------------------------------------------------------------------

Class A shares

You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You pay a lower sales charge as the size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on the fund's distributions or dividends you reinvest in additional Class A shares.

--------------------------------------------------------------------------------
                                           Sales Charge as of % of
                                          Offering       Net amount
Amount of purchase                        price (%)      invested (%)
--------------------------------------------------------------------------------
Less than $25,000                            5.00           5.26
$25,000 but less than $50,000                4.00           4.17
$50,000 but less than $100,000               3.50           3.63
$100,000 but less than $250,000              3.00           3.09
$250,000 but less than $500,000              2.00           2.04
$500,000 or more                             0.00           0.00

Investments of $500,000 or more You do not pay an initial sales charge when you buy $500,000 or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1%.

Qualifying for a reduced Class A sales charge There are several ways you can combine multiple purchases of Class A shares of Smith Barney funds to take advantage of the breakpoints in the sales charge schedule.

      o Accumulation privilege-- lets you combine the current value of Class A shares owned

      o  by you, or
      o  by members of your immediate family,

and for which a sales charge was paid, with the amount of your next purchase of Class A shares for purposes of calculating the initial sales charge. Certain trustees and fiduciaries may be entitled to combine accounts in determining their sales charge.


                                                   Smith Barney Mutual Funds  11

o Letter of intent -- lets you purchase Class A shares of the fund and other Smith Barney funds over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. You may include purchases on which you paid a sales charge within 90 days before you sign the letter.

Waivers for certain Class A investors Class A initial sales charges are waived for certain types of investors, including:

o   Employees of members of the NASD
o Clients of newly employed Salomon Smith Barney Financial Consultants, if certain conditions are met
o Investors who redeemed Class A shares of a Smith Barney fund in the past 60 days, if the investor's Salomon Smith Barney Financial Consultant or dealer representative is notified

If you want to learn about additional waivers of Class A initial sales charges, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the Statement of Additional Information ("SAI").

Class B shares

You buy Class B shares at net asset value without paying an initial sales charge. However, if you redeem your Class B shares within six years of purchase, you will pay a deferred sales charge. The deferred sales charge decreases as the number of years since your purchase increases.

--------------------------------------------------------------------------------
Year after purchase          1st   2nd   3rd   4th   5th   6th through 8th
--------------------------------------------------------------------------------
Deferred sales charge         5%    4%    3%    2%    1%          0%

Class B conversion After 8 years, Class B shares automatically convert into Class A shares. This helps you because Class A shares have lower annual expenses. Your Class B shares will convert to Class A shares as follows:

--------------------------------------------------------------------------------
Shares issued:     Shares issued:               Shares issued:
At initial         On reinvestment of           Upon exchange from
purchase           dividends and                another Smith Barney
                   distributions                fund
--------------------------------------------------------------------------------

Eight years        In same proportion as        On the date the shares
after the date     the number of Class B        originally acquired
of purchase        shares converting is to      would have converted
                   total Class B shares         into Class A shares
                   you own (excluding
                   shares issued as a
                   dividend)



12 Concert Social Awareness Fund

Class L shares


You buy Class L shares at the offering price, which is the net asset value plus a sales charge of 1% (1.01% of the net amount invested). In addition, if you redeem your Class L shares within one year of purchase, you will pay a deferred sales charge of 1%. If you held Class C shares of the fund and/or other Smith Barney mutual funds on June 12, 1998, you will not pay an initial sales charge on Class L shares you buy before June 22, 2001.


Class Y shares

You buy Class Y shares at net asset value with no initial sales charge and no deferred sales charge when you redeem. You must meet the $15,000,000 initial investment requirement. You can use a letter of intent to meet this requirement by buying Class Y shares of the fund over a 13-month period. To qualify, you must initially invest $5,000,000.

--------------------------------------------------------------------------------
More about deferred charges
--------------------------------------------------------------------------------

The deferred sales charge is based on the net asset value at the time of purchase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation or depreciation.

In addition, you do not pay a deferred sales charge on:

o  Shares  exchanged  for shares of another Smith Barney fund
o  Shares representing  reinvested  distributions and dividends
o  Shares no longer subject to the deferred sales charge


Each time you place a request to redeem shares, the fund will first redeem any shares in your account that are not subject to a deferred sales charge and then the shares in your account that have been held the longest.


If you redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund at the current net asset value and be credited with the amount of the deferred sales charge, if you notify your Salomon Smith Barney Financial Consultant or dealer representative.

Salomon Smith Barney receives deferred sales charges as partial compensation for its expenses in selling shares, including the payment of compensation to your Salomon Smith Barney Financial Consultant or dealer representative.

Deferred sales charge waivers

The deferred sales charge for each share class will generally be waived:

o  On payments made through certain systematic withdrawal plans
o On certain distributions from a retirement plan For involuntary redemptions of small account balances
o  For 12 months following the death or disability of a shareholder

If you want to learn more about additional waivers of deferred sales charges, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the SAI.


                                                    Smith Barney Mutual Funds 13

--------------------------------------------------------------------------------
Buying shares
--------------------------------------------------------------------------------

      Through a   You should contact your Salomon Smith Barney Financial
   Salomon Smith Consultant or dealer representative to open a brokerage Barney Financial account and make arrangements to buy shares.
   Consultant or
          dealer If you do not provide the following information your order representative will be rejected

                  o  Class of shares being bought
                  o  Dollar amount or number of shares being bought

                  You should pay for your shares through your brokerage account no later than the third business day after you place your order. Salomon Smith Barney or your dealer representative may charge an annual account maintenance fee.

     Through the Qualified retirement plans and certain other investors fund's fund's transfer who are clients of a selling group member are eligible to agent  buy shares directly from the fund.

                 o  Write the sub-transfer agent at the
                     following address:
                     Smith Barney Equity Funds
                     Concert Social Awareness Fund
                     (Specify class of shares)
                     c/o PFPC Global Fund Services
                     P.O. Box 9699
                     Providence, RI 02940-9699
                  o Enclose a check made payable to the fund to pay for the shares. For initial purchases, complete and send an account application.
                  o For more information, call the transfer agent at 1-800-451-2010.



14 Concert Social Awareness Fund

      Through a You may authorize Salomon Smith Barney, your dealer systematic representative or the sub-transfer agent to transfer funds investment automatically from a regular bank account, cash held in a plan Salomon Smith Barney brokerage account or Smith Barney money market fund to buy shares on a regular basis.


                 o Amounts transferred should be at least: $25 monthly or $50 quarterly.
                 o If you do not have sufficient funds in your account on a transfer date, Salomon Smith Barney, your dealer representative or the sub-transfer agent may charge you a fee.

                 For more information, contact your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent or consult the SAI.

--------------------------------------------------------------------------------
Exchanging shares
--------------------------------------------------------------------------------

   Smith Barney  You should contact your Salomon Smith Barney Financial offers a Consultant or dealer representative to exchange into other distinct family Smith Barney funds. Be sure to read the prospectus of the Smith of funds Barney fund you are exchanging into. An exchange is a taxable tailored to transaction.
  help meet the
  varying needs  o  You may exchange shares only for shares of the same class of
  of both large     another Smith Barney fund. Not all Smith Barney funds offer
      and small    all classes.
      investors  o  Not all Smith Barney funds may be offered in your state of residence. Contact your Salomon Smith Barney Financial
                    Consultant, dealer representative or the transfer agent.


                 o You must meet the minimum investment amount for each fund (except for systematic exchanges).


                 o If you hold share certificates, the sub-transfer agent must receive the certificates endorsed for transfer or with signed stock powers (documents transferring ownership of certificates) before the exchange is effective.
                 o The fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges.


                                                    Smith Barney Mutual Funds 15

      Waiver of Your shares will not be subject to an initial sales charge at additional the time of the exchange. Your deferred sales charge (if any)
  sales charges  will continue to be measured from the date of your original purchase. If the fund you exchange into has a higher deferred sales charge, you will be subject to that charge. If you exchange at any time into a fund with a lower charge, the sales charge will not be reduced.
--------------------------------------------------------------------------------

   By telephone  If you do not have a brokerage account, you may be eligible to exchange shares through the transfer agent. You must complete an authorization form to authorize telephone transfers. If eligible, you may make telephone exchanges on any day the New York Stock Exchange is open. Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. (Eastern time).
--------------------------------------------------------------------------------
                 You can make telephone exchanges only between accounts that have identical registrations.
--------------------------------------------------------------------------------
        By mail If you do not have a Salomon Smith Barney brokerage account, contact your dealer representative or write to the sub-transfer agent at the address on the following page.



16 Concert Social Awareness Fund

--------------------------------------------------------------------------------
Redeeming shares
--------------------------------------------------------------------------------

      Generally  Contact your Salomon Smith Barney Financial Consultant or dealer representative to redeem shares of the fund.


                 If you hold share certificates, the sub-transfer agent must receive the certificates endorsed for transfer or with signed stock powers before the redemption is effective.


                 If the shares are held by a fiduciary or corporation, other documents may be required.

                 Your redemption proceeds will be sent within three business days after your request is received in good order. However, if you recently purchased your shares by check, your redemption proceeds will not be sent to you until your original check clears, which may take up to 15 days.

                 If you have a Salomon Smith Barney brokerage account, your redemption proceeds will be placed in your account and not reinvested without your specific instruction. In other cases, unless you direct otherwise, your redemption proceeds will be paid by check mailed to your address of record.
-------------------------------------------------------------------------------

        By mail For accounts held directly at the fund, send written requests to the sub-transfer agent at the following address:
                   Smith Barney Equity Funds
                   Concert Social Awareness Fund
                   (Specify class of shares)
                   c/o PFPC Global Fund Services
                   P.O. Box 9699
                   Providence, RI 02940-9699


                 Your written request must provide the following:

                 o  Your account number
                 o The class of shares and the dollar amount or number of shares to be redeemed
                 o Signatures of each owner exactly as the account is registered


                                                    Smith Barney Mutual Funds 17

   By telephone  If you do not have a brokerage account, you may be eligible to redeem shares (except those held in retirement plans) in amounts up to $10,000 per day through the transfer agent. You must complete an authorization form to authorize telephone redemptions. If eligible, you may request redemptions by telephone on any day the New York Stock Exchange is open. Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. (Eastern time).


                 Your redemption proceeds can be sent by check to your address of record or by wire transfer to a bank account designated on your authorization form. You must submit a new authorization form to change the bank account designated to receive wire transfers and you may be asked to provide certain other documents.
--------------------------------------------------------------------------------
 Automatic cash  You can arrange for the automatic redemption of a portion of withdrawal  your shares on a monthly or quarterly basis. To qualify you plans must own shares of the fund with a value of at least $10,000 ($5,000 for retirement plan accounts) and each automatic redemption must be at least $50. If your shares are subject to a deferred sales charge, the sales charge will be waived if your automatic payments do not exceed 1% per month of the value of your shares subject to a deferred sales charge.

                 The following conditions apply:

                 o  Your shares must not be represented by certificates
                 o  All dividends and distributions must be reinvested

                 For more information, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the SAI.


                                                18 Concert Social Awareness Fund

--------------------------------------------------------------------------------
Other things to know about share transactions
--------------------------------------------------------------------------------

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information, without which your request will not be processed:

     o  Name of the fund
     o  Account number
     o  Class of shares being bought, exchanged or redeemed
     o Dollar amount or number of shares being bought, exchanged or redeemed
     o Signature of each owner exactly as the account is registered

The transfer agent will try to confirm that any telephone exchange or redemption request is genuine by recording calls, asking the caller to provide a personal identification number for the account, sending you a written confirmation or requiring other confirmation procedures from time to time.

Signature guarantees To be in good order, your redemption request must include a signature guarantee if you:

o  Are redeeming over $10,000 of shares
o Are sending signed share certificates or stock powers to the sub-transfer agent
o Instruct the sub-transfer agent to mail the check to an address different from the one on your account
o  Changed your account registration
o  Want the check paid to someone other than the account owner(s)
o Are transferring the redemption proceeds to an account with a different registration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.


                                                   Smith Barney Mutual Funds  19

The fund has the right to:

o  Suspend the offering of shares
o  Waive or change minimum and additional investment amounts
o  Reject any purchase or exchange order
o  Change, revoke or suspend the exchange privilege
o  Suspend telephone transactions
o Suspend or postpone redemptions of shares on any day when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the Securities and Exchange Commission
o Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities

Small account balances If your account falls below $500 because of a redemption of fund shares, the fund may ask you to bring your account up to $500. If your account is still below $500 after 60 days, the fund may close your account and send you the redemption proceeds.

Excessive exchange transactions The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other shareholders. If so, the fund may limit additional purchases and/or exchanges by the shareholder.


Share certificates The fund does not issue share certificates unless a written request signed by all registered owners is made to the sub-transfer agent. If you hold share certificates it will take longer to exchange or redeem shares.



20 Concert Social Awareness Fund

--------------------------------------------------------------------------------
Salomon Smith Barney Retirement Programs
--------------------------------------------------------------------------------


You may be eligible to participate in a retirement program sponsored by Salomon Smith Barney or one of its affiliates. The fund offers Class A and Class L shares at net asset value to participating plans under the programs. You can meet minimum investment and exchange amounts, if any, by combining the plan's investments in any of the Smith Barney mutual funds.

There are no sales charges when you buy or sell shares and the class of shares you may purchase depends on the amount of your initial investment and/or the date your account is opened. Once a class of shares is chosen, all additional purchases must be of the same class.

o For plans opened on or after March 1, 2000 that are not plans for which Paychex
   Inc. or an affiliate provides administrative services (a "Paychex plan"), Class
   A shares may be purchased regardless of the amount invested.
o For plans opened prior to March 1, 2000 and for Paychex plans, the class of shares you may purchase depends on the amount of your initial investment:

   o  Class A shares may be purchased by plans investing at least $1 million.
   o Class L shares may be purchased by plans investing less than $1 million. Class L shares are eligible to exchange into Class A shares not later than

      8 years after the plan joined the program. They are eligible for exchange in the following circumstances:

If the plan was opened on or after June 21, 1996 and a total of $1 million is invested in Smith Barney Funds Class L shares (other than money market funds), all Class L shares are eligible for exchange after the plan is in the program 5 years.

If the plan was opened before June 21, 1996 and a total of $500,000 is invested in Smith Barney Funds Class L shares (other than money market funds) on December 31 in any year, all Class L shares are eligible for exchange on or about March 31 of the following year.

For more information, call your Salomon Smith Barney Financial Consultant or the transfer agent, or consult the SAI.



                                                   Smith Barney Mutual Funds  21

--------------------------------------------------------------------------------
Dividends, distributions and taxes
--------------------------------------------------------------------------------


Dividends The fund generally pays dividends and makes capital gain distributions, if any, once a year, typically in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Capital gain distributions and dividends are reinvested in additional fund shares of the same class you hold. The fund expects distributions to be primarily from capital gain. You do not pay a sales charge on reinvested distributions or dividends. Alternatively, you can instruct your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.


Taxes In general, redeeming shares, exchanging shares and receiving distributions (whether in cash or additional shares) are all taxable events.

--------------------------------------------------------------------------------
       Transaction                  Federal Tax Status
--------------------------------------------------------------------------------
Redemption or exchange of shares    Usually capital gain or loss; long-term only
                                    if shares owned more than one year
Long-term capital gain
distributions                       Long-term capital gain

Short-term capital gain
distributions                       Ordinary income

Dividends                           Ordinary income

Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when the fund is about to declare a capital gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the fund will provide you with information about the distributions and dividends you received and any redemptions of shares during the previous year. If you do not provide the fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions, dividends, and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.


22 Concert Social Awareness Fund

--------------------------------------------------------------------------------
Share price
--------------------------------------------------------------------------------
You may buy, exchange or redeem shares at their net asset value, plus any applicable sales charge, next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the New York Stock Exchange is open. The Exchange is closed on certain holidays listed in the SAI. This calculation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time).


The fund generally values its fund securities based on market prices or quotations. The fund's currency conversions are computed when the London exchange closes. When reliable market prices or quotations are not readily available, or when the value of a security has been materially affected by events occurring after a foreign exchange closes, the fund may price those securities at fair value. Fair value is determined in accordance with procedures approved by the fund's board. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations to price the same securities.


International markets may be open on days when U.S. markets are closed, and the value of foreign securities owned by the fund could change on days when you cannot buy or redeem shares.

In order to buy, redeem or exchange shares at that day's price, you must place your order with your Salomon Smith Barney Financial Consultant or dealer representative before the New York Stock Exchange closes. If the New York Stock Exchange closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.

Salomon Smith Barney or members of the selling group must transmit all orders to buy, exchange or redeem shares to the fund's agent before the agent's close of business.

--------------------------------------------------------------------------------
Financial highlights
--------------------------------------------------------------------------------


The financial highlights tables are intended to help you understand the performance of each class for the past 5 years (or since inception if less than 5 years). Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables was audited by KPMG LLP, independent accountants, whose report, along with the fund's financial statements, is included in the annual report (available upon request).



                                                    Smith Barney Mutual Funds 23

--------------------------------------------------------------------------------
For a Class A share of capital stock
outstanding throughout each year ended January 31:
--------------------------------------------------------------------------------


                                      2000(1)  1999(1)   1998     1997     1996
--------------------------------------------------------------------------------
Net asset value, beginning
  of year                            $25.94   $20.57   $19.36   $19.00   $15.91
--------------------------------------------------------------------------------
Income from operations:
  Net investment income                0.38     0.29     0.48     0.57     0.61
  Net realized and unrealized gain     0.88     5.87     3.27     1.71     3.52
--------------------------------------------------------------------------------
Total income from operations           1.26     6.16     3.75     2.28     4.13
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income               (0.32)   (0.26)   (0.55)   (0.60)   (0.52)
  Net realized gains                  (1.09)   (0.53)   (1.99)   (1.32)   (0.52)
--------------------------------------------------------------------------------
Total distributions                   (1.41)   (0.79)   (2.54)   (1.92)   (1.04)
--------------------------------------------------------------------------------
Net asset value, end of year         $25.79   $25.94   $20.57   $19.36   $19.00
--------------------------------------------------------------------------------
Total return                           4.93%   30.47%   19.89%   12.41%   26.47%
--------------------------------------------------------------------------------
Net assets, end of year
  (millions)                           $337     $282     $202     $178     $175
--------------------------------------------------------------------------------
Ratios to average net assets:
  Expenses                             1.17%    1.19%    1.19%    1.28%    1.21%
  Net investment income                1.47     1.23     2.34     2.98     3.10
--------------------------------------------------------------------------------
Portfolio turnover rate                  43%      36%      62%      68%      81%
--------------------------------------------------------------------------------


(1) Per share amounts calculated using the monthly average shares method.


24  Concert Social Awareness Fund

--------------------------------------------------------------------------------
For Class B share of capital stock
outstanding throughout each year ended January 31:
--------------------------------------------------------------------------------

                                     2000(1)  1999(1)   1998     1997     1996
--------------------------------------------------------------------------------
Net asset value, beginning
  of year                            $25.96   $20.63   $19.42   $19.05   $15.97
--------------------------------------------------------------------------------
Income from operations:
  Net investment income                0.19     0.11     0.33     0.43     0.49
  Net realized and unrealized gain     0.87     5.89     3.27     1.71     3.53
--------------------------------------------------------------------------------
Total income from operations           1.06     6.00     3.60     2.14     4.02
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income               (0.12)   (0.14)   (0.40)   (0.45)   (0.42)
  Net realized gains                  (0.19)   (0.53)   (1.99)   (1.32)   (0.52)
--------------------------------------------------------------------------------
Total distributions                   (1.21)   (0.67)   (2.39)   (1.77)   (0.94)
--------------------------------------------------------------------------------
Net asset value, end of year         $25.81   $25.96   $20.63   $19.42   $19.05
--------------------------------------------------------------------------------
Total return                           4.13%   29.50%   18.95%   11.60%   25.58%
--------------------------------------------------------------------------------
Net assets, end of year (millions)     $221     $198     $172     $203     $226
--------------------------------------------------------------------------------
Ratios to average net assets:
  Expenses                             1.93%    1.94%    1.95%    2.03%    1.94%
  Net investment income                0.71     0.49     1.62     2.23     2.37
--------------------------------------------------------------------------------
Portfolio turnover rate                  43%      36%      62%      68%      81%
--------------------------------------------------------------------------------


(1) Per share amounts calculated using the monthly average shares method.


                                                    Smith Barney Mutual Funds 25

--------------------------------------------------------------------------------
For a Class L(1) share of capital stock
outstanding throughout each year ended January 31:
--------------------------------------------------------------------------------

                                    2000(2)   1999(2)   1998     1997     1996
------------------------------------------------------------------------------
Net asset value, beginning
  of year                            $26.03   $20.68   $19.46   $19.08   $15.97
--------------------------------------------------------------------------------
Income from operations:
  Net investment income                0.19     0.11     0.34     0.44     0.45
  Net realized and unrealized
    gain                               0.87     5.91     3.27     1.71     3.60
-------------------------------------------------------------------------------
Total income from operations           1.06     6.02     3.61     2.15     4.05
-------------------------------------------------------------------------------
Less distributions from:
  Net investment income               (0.12)   (0.14)   (0.40)   (0.45)   (0.42)
  Net realized gains                  (1.09)   (0.53)   (1.99)   (1.32)   (0.52)
------------------------------------------------------------------------------
Total distributions                   (1.21)   (0.67)   (2.39)   (1.77)   (0.94)
------------------------------------------------------------------------------
Net asset value, end of year         $25.88   $26.03   $20.68   $19.46   $19.08
------------------------------------------------------------------------------
Total return                           4.13%   29.53%   18.97%   11.65%   25.77
------------------------------------------------------------------------------
Net assets, end of
  year (millions)                       $27      $15       $7       $4       $3
------------------------------------------------------------------------------
Ratios to average net assets:
  Expenses                             1.92%    1.92%    1.93%    2.01%    1.94
  Net investment income                0.73     0.46     1.54     2.25     2.31
------------------------------------------------------------------------------
Portfolio turnover rate                  43%      36%      62%      68%      81
------------------------------------------------------------------------------



(1) On June 12, 1998, Class C shares were renamed Class L shares.


(2) Per share amounts calculated using the monthly average shares method.



26  Concert Social Awareness Fund

--------------------------------------------------------------------------------
For Class Y* share of capital stock
outstanding throughout each year ended January 31:
--------------------------------------------------------------------------------

                                          1998       1997(1)
---------------------------------------------------------------
Net asset value, beginning of year      $19.39     $19.00
---------------------------------------------------------------
Income from operations:
  Net investment income                   0.56       0.51
  Net realized and unrealized gain        3.27       1.69
---------------------------------------------------------------
Total income from operations              3.83       2.20
---------------------------------------------------------------
Less distributions from:
  Net investment income                  (0.61)     (0.49)
  Net realized gains                     (1.99)     (1.32)
---------------------------------------------------------------
Total distributions                      (2.60)     (1.81)
---------------------------------------------------------------
Net asset value, end of year            $20.62     $19.39
---------------------------------------------------------------
Total return                             20.31%     11.94%(2)
---------------------------------------------------------------
Net assets, end of year (millions)        $0.2       $0.1
---------------------------------------------------------------
Ratios to average net assets:
  Expenses                                0.84%      0.90%(3)
  Net investment income                   2.64%      3.31(3)
---------------------------------------------------------------
Portfolio turnover rate                     62%        68%
---------------------------------------------------------------

* There were no Class Y shares outstanding for the fiscal years ended January 31, 1999 and January 31, 2000.

(1) For the period from March 28, 1996 (inception date) to
    January 31, 1997.
(2) Not Annualized.
(3) Annualized.


                                                    Smith Barney Mutual Funds 27

                                                              SALOMONSMITHBARNEY
                                                     ---------------------------
                                                     A member of citigroup[LOGO]

Concert Social
Awareness Fund

An investment portfolio of
Smith Barney Equity Funds

Shareholder reports Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that affected the fund's performance.

The fund sends only one report to a household if more than one account has the same address. Contact your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent if you do not want this policy to apply to you.

Statement of additional information The statement of additional information provides more detailed information about the fund and is incorporated by reference into (is legally part of) this prospectus.

You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Salomon Smith Barney Financial Consultant or dealer representative, by calling the fund at 1-800-451-2010, or by writing to the fund at Smith Barney Mutual Funds, 388 Greenwich Street, MF2, New York, New York 10013.

Visit our web site. Our web site is located at www.smithbarney.com


Information about the fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Commission") Public Reference Room in Washington, D.C. In addition, information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: pub-licinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.


If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not lawfully sell its shares.

(SM)Salomon Smith Barney is a service mark of Salomon Smith Barney Inc. (Investment Company Act file no. 811-04551) FD0225 5/00

[LOGO] Smith Barney
       Mutual Funds

PROSPECTUS

Large Cap
Blend
Fund

Class A, B, L, O and Y Shares
-----------------------------
May 30, 2000

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

Large Cap Blend Fund


--------------------------------------------------------------------------------
                                    Contents
--------------------------------------------------------------------------------

Investments, risks and performance ........................................    2

More on the fund's investments ............................................    6

Management ................................................................    7

Choosing a class of shares to buy .........................................    8

Comparing the fund's classes ..............................................    9

Sales charge ..............................................................   10

More about deferred sales charges .........................................   12

Buying shares .............................................................   13

Exchanging shares .........................................................   14

Redeeming shares ..........................................................   16

Other things to know about share transactions .............................   18

Salomon Smith Barney Retirement Programs ..................................   20

Dividends, distributions and taxes ........................................   21

Share price ...............................................................   22

Financial highlights ......................................................   22

You should know: An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.


                                                     Smith Barney Mutual Funds 1

--------------------------------------------------------------------------------
Investment, risks and performance
--------------------------------------------------------------------------------

Investment objective

The fund seeks long-term capital growth.

Principal investment strategies

Key investments The fund invests primarily in common stocks and other equity securities of U.S. companies with market capitalizations in excess of $5 billion at the time of investment. Equity securities include exchange traded and over-the-counter common stocks and preferred shares, debt securities convertible into equity securities and warrants and rights relating to equity securities.

Selection process The manager emphasizes individual security selection while spreading the fund's investments among industries and sectors. The manager uses a blend of growth and value oriented investment styles as the basis for its selection process. This approach is commonly described as seeking "growth at a reasonable price."

The manager uses quantitative analysis to find stocks with strong growth potential and to determine whether these stocks are relatively undervalued or overvalued. The manager looks for:

o Favorable growth characteristics, such as high historic growth rates and high current or forecasted growth

o Favorable value characteristics, such as low price/earnings ratios and other statistics indicating that a security is undervalued

The manager also uses fundamental qualitative research to further evaluate a security's growth potential. The manager looks for:

o Management with established track records, or favorable changes in current management

o     Improvement in a company's competitive position

o     Positive changes in corporate strategy

In addition to determining stock selection, these quantitative and qualitative factors influence the timing of the fund's purchases and sales of stocks.


2 Large Cap Blend Fund

Principal risks of investing in the fund

Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if:

o     Stock prices decline generally

o     Large capitalization companies fall out of favor with investors

o Companies in which the fund invests suffer unexpected losses or lower than expected earnings

o The manager's judgment about the attractiveness, value or potential appreciation of a particular stock proves to be incorrect

Who may want to invest The fund may be an appropriate investment if you:

o     Are seeking to invest for long-term capital appreciation

o Currently have exposure to fixed income investments and wish to broaden your investment portfolio

o     Are willing to accept the risks of the stock market


                                                     Smith Barney Mutual Funds 3

Risk return bar chart


This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. Past performance does not necessarily indicate how the fund will perform in the future. The bar chart shows the performance of the fund's Class A shares for each of the past 7 calendar years. Class B, L, O and Y shares would have different performance because of their different expenses. The performance information in the chart does not reflect sales charges, which would reduce your return.


--------------------------------------------------------------------------------
                         Total Return for Class A Shares
--------------------------------------------------------------------------------

   [The following table was depicted as a bar graph in the printed material.]

                                  93       8.45
                                  94      -4.28
                                  95      30.95
                                  96      18.80
                                  97      22.69
                                  98      13.58
                                  99      16.15


Quarterly returns: Highest: 19.86% in 4th quarter 1998; Lowest: (14.35)% in 3rd quarter 1998; Year-to-date: 0.95% through 3/31/00


Risk return table

This table indicates the risks of investing in the fund by comparing the average annual total return of each class for the periods shown with that of the Standard & Poor's 500 Index ("S&P 500"), an unmanaged index of common stocks of larger capitalization companies. This table assumes imposition of the maximum sales charge applicable to the class, redemption of shares at the end of the period, and reinvestment of distributions and dividends.


4 Large Cap Blend Fund

--------------------------------------------------------------------------------
                          Average Annual Total Returns
                     Calendar Years Ended December 31, 1999
--------------------------------------------------------------------------------
                                                           Since      Inception
   Class                  1 year    5 years    10 years  Inception       Date
     A                    10.32%     19.07%       n/a      13.71%      11/06/92
     B                    10.67%     19.57%       n/a      13.95%      11/06/92
     L                    13.15%       n/a        n/a      13.33%      06/15/98
     O                    14.53%     19.67%       n/a      17.53%      08/15/94
     Y                    16.65%       n/a        n/a      18.12%      01/31/96
S&P 500 Index             21.03%     28.54%     18.19%     21.45%         *

*Index comparison begins on November 30, 1992.

Fee table

This table sets forth the fees and expenses you will pay if you invest in fund shares.

--------------------------------------------------------------------------------
                                Shareholder fees
--------------------------------------------------------------------------------

(fees paid directly from your investment)  Class A   Class B   Class L   Class O     Class Y
Maximum sales charge (load)
imposed on purchases
(as a % of offering price)                  5.00%      None     1.00%     1.00%       None

Maximum deferred
sales charge (load)
(as a % of the lower of net asset
value at purchase or redemption)            None*      5.00%    1.00%     1.00%       None

--------------------------------------------------------------------------------
                         Annual fund operating expenses
--------------------------------------------------------------------------------

(expenses deducted from fund assets)       Class A   Class B   Class L   Class O     Class Y
Management fee                              0.65%      0.65%    0.65%     0.65%       0.65%

Distribution and
service (12b-1) fees                        0.25       0.75     1.00      0.70        None

Other expenses                              0.21       0.21     0.27      0.28        0.06
                                            ----       ----     ----      ----        ----
Total annual fund
operating expenses                          1.11%      1.61%    1.92%     1.63%       0.71%


*You may buy Class A shares in amounts of $500,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.



                                                     Smith Barney Mutual Funds 5

Example

This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

o     You invest $10,000 in the fund for the period shown

o     Your investment has a 5% return each year

o     You reinvest all distributions and dividends without a sales charge

o     The fund's operating expenses remain the same

--------------------------------------------------------------------------------
                       Number of years you own your shares
--------------------------------------------------------------------------------
                                             1 year   3 years  5 years  10 years

Class A (with or without redemption)         $  608   $  835   $1,081   $1,784
Class B (redemption at end of period)        $  664   $  808   $  976   $1,777
Class B (no redemption)                      $  164   $  508   $  876   $1,777
Class L (redemption at end of period)        $  393   $  697   $1,126   $2,321
Class L (no redemption)                      $  293   $  697   $1,126   $2,321
Class O (redemption at end of period)        $  364   $  609   $  978   $2,013
Class O (no redemption)                      $  264   $  609   $  978   $2,013
Class Y (with or without redemption)         $   73   $  227   $  395   $  883

--------------------------------------------------------------------------------
More on the fund's investments
--------------------------------------------------------------------------------

Derivative contracts The fund may, but need not, use derivative contracts, such as futures and options on securities or securities indices, or options on these futures for any of the following purposes:

o To hedge against the economic impact of adverse changes in the market value of portfolio securities, because of changes in stock market prices

o     As a substitute for buying or selling securities

A derivative contract will obligate or entitle a fund to deliver or receive an asset or cash payment based on the change in value of one or more securities or indices. Even a small investment in derivative contracts can have a big impact on a fund's stock exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains. The fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund's holdings. The other parties to certain derivative contracts present the same types of default risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

Defensive investing The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.


6 Large Cap Blend Fund

--------------------------------------------------------------------------------
Management
--------------------------------------------------------------------------------


Manager The fund's investment manager is SSB Citi Fund Management LLC (successor to SSBC Fund Management Inc.), an affiliate of Salomon Smith Barney Inc. The manager's address is 388 Greenwich Street, New York, New York 10013. The manager selects the fund's investments and oversees its operations. The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup businesses produce a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world.

R. Jay Gerken, investment officer of the manager and a managing director of Salomon Smith Barney, has been responsible for the day-to-day management of the fund's portfolio since inception.

Management fee For its services, the manager received a fee during the fund's last fiscal year equal to 0.45% of the fund's average daily net assets. In addition, the manager received a fee for its administrative services to the fund equal to 0.20% of the fund's average daily net assets.

Distributor The fund has entered into an agreement with CFBDS, Inc. to distribute the fund's shares. A selling group consisting of Salomon Smith Barney and other broker-dealers sells fund shares to the public.

Distribution plan The fund has adopted a Rule 12b-1 distribution plan for its Class A, B and L and O shares. Under the plan, the fund pays distribution and/or service fees. These fees are an ongoing expense and, over time, may cost you more than other types of sales charges.

Transfer agent and shareholder servicing agent Citi Fiduciary Trust Company serves as the fund's transfer agent and shareholder servicing agent (the "transfer agent"). Pursuant to a sub-transfer agency and services agreement with the transfer agent, PFPC Global Fund Services serves as the fund's sub-transfer agent (the "sub-transfer agent") to render certain shareholder record keeping and accounting services and functions.



                                                     Smith Barney Mutual Funds 7

--------------------------------------------------------------------------------
Choosing a class of shares to buy
--------------------------------------------------------------------------------

You can choose among five classes of shares: Classes A, B, L, O and Y. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. Which class is more beneficial to an investor depends on the amount and intended length of the investment.

o If you plan to invest regularly or in large amounts, buying Class A shares may help you reduce sales charges and ongoing expenses.


o For Class B shares, all of your purchase amount and, for Class L and Class O shares, more of your purchase amount (compared to Class A shares) will be immediately invested. This may help offset the higher expenses of Class B, Class L and Class O shares, but only if the fund performs well.


o Class L and Class O shares have a shorter deferred sales charge period than Class B shares. However, because Class B shares convert to Class A shares, and Class L and Class O shares do not, Class B shares may be more attractive to long-term investors.

You may buy shares from:

o     A Salomon Smith Barney Financial Consultant

o An investment dealer in the selling group or a broker that clears through Salomon Smith Barney -- a dealer representative

o The fund, but only if you are investing through certain qualified plans or certain dealer representatives

Investment minimums Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.

--------------------------------------------------------------------------------
                                               Initial         Additional
--------------------------------------------------------------------------------
                                               Classes
                                              A, B, L,O   Class Y    All Classes

General                                        $1,000    $15 million     $50
--------------------------------------------------------------------------------
IRAs, Self Employed Retirement
Plans, Uniform Gift to Minor
Accounts                                         $250    $15 million     $50
Qualified Retirement Plans*                       $25    $15 million     $25
Simple IRAs                                        $1            n/a      $1
Monthly Systematic Investment Plans               $25            n/a     $25
Quarterly Systematic Investment Plans             $50            n/a     $50


*Qualified Retirement Plans are retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Internal Revenue Code, including 401(k) plans.



8 Large Cap Blend Fund

--------------------------------------------------------------------------------
Comparing the fund's classes
--------------------------------------------------------------------------------

Your Salomon Smith Barney Financial Consultant or dealer representative can help you decide which class meets your goals. They may receive different compensation depending upon which class you choose.


-----------------------------------------------------------------------------------------------------------------------
                      Class A               Class B             Class L              Class O               Class Y
-----------------------------------------------------------------------------------------------------------------------
Key             o Initial sales      o No initial sales   o Initial sales      o Available for      o No initial or
features          charge               charge               charge is lower      purchase only by     deferred sales
                                                            than Class A         former Class C       charge
                o You may qualify    o Deferred sales                            shareholders
                  for reduction or     charge declines    o Deferred sales                          o Must invest at
                  waiver of initial    over time            charge for only 1  o Deferred sales       least $15 million
                  sales charge                              year                 charge for only 1
                                     o Converts to Class                         year               o Lower annual
                o Lower annual         A after 8 years    o Does not convert                          expenses than the
                  expenses than                             to Class A         o Does not convert     other classes
                  Class B and Class  o Higher annual                             to Class A
                  L                    expenses than      o Higher annual
                                       Class A              expenses than      o Higher annual
                                                            Class A              expenses than
                                                                                 class A
-----------------------------------------------------------------------------------------------------------------------
Initial         Up to 5.00%; reduced None                 1.00%                1.00%                None
sales           for large purchases
charge          and waived for
                certain investors.
                No charge for
                purchases of
                $500,000 or more
-----------------------------------------------------------------------------------------------------------------------
Deferred        1.00% on purchases   Up to 5.00% charged  1.00% if you redeem  1.00% if you redeem  None
sales           of $500,000 or more  when you redeem      within 1 year of     within 1 year of
charge          if you redeem within shares. The charge   purchase             purchase
                1 year of purchase   is reduced over time
                                     and there is no
                                     deferred sales
                                     charge after 6 years
-----------------------------------------------------------------------------------------------------------------------
Annual          0.25% of average     0.75 % of average    1.00% of average     0.70% of average     None
distribution    daily net assets     daily net assets     daily net assets     daily net assets
and service
fees
-----------------------------------------------------------------------------------------------------------------------
Exchange        Class A shares of    Class B shares of    Class L shares of    Class L shares of    Class Y shares of
privilege*      most Smith Barney    most Smith Barney    most Smith Barney    most Smith Barney    most Smith Barney
                funds                funds.               funds                funds                funds
-----------------------------------------------------------------------------------------------------------------------


*Ask your Salomon Smith Barney Financial Consultant or dealer representative or visit the web site for the Smith Barney funds available for exchange.


                                                     Smith Barney Mutual Funds 9

--------------------------------------------------------------------------------
Sales charge
--------------------------------------------------------------------------------

Class A shares

You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You pay a lower sales charge as the size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on the fund's distributions or dividends you reinvest in additional Class A shares.

--------------------------------------------------------------------------------
                                                    Sales Charge as a % of
                                               Offering              Net amount
 Amount of purchase                            price (%)            invested (%)
--------------------------------------------------------------------------------
 Less than $25,000                                5.00                  5.26

 $25,000 but less than $50,000                    4.00                  4.17

 $50,000 but less than $100,000                   3.50                  3.63

 $100,000 but less than $250,000                  3.00                  3.09

 $250,000 but less than $500,000                  2.00                  2.04

 $500,000 or more                                 0.00                  0.00

Investments of $500,000 or more You do not pay an initial sales charge when you buy $500,000 or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1%.

Qualifying for a reduced Class A sales charge There are several ways you can combine multiple purchases of Class A shares of Smith Barney funds to take advantage of the breakpoints in the sales charge schedule.

o Accumulation privilege -- lets you combine the current value of Class A shares owned

      o     by you, or
      o     by members of your immediate family,

and for which a sales charge was paid, with the amount of your next purchase of Class A shares for purposes of calculating the initial sales charge. Certain trustees and fiduciaries may be entitled to combine accounts in determining their sales charge.


10 Large Cap Blend Fund

o Letter of intent -- lets you purchase Class A shares of the fund and other Smith Barney funds over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. You may include purchases on which you paid a sales charge within 90 days before you sign the letter.

Waivers for certain Class A investors Class A initial sales charges are waived for certain types of investors, including:

o     Employees of members of the NASD


o Clients of newly employed Salomon Smith Barney Financial Consultants, if certain conditions are met


o Investors who redeemed Class A shares of a Smith Barney fund in the past 60 days, if the investor's Salomon Smith Barney Financial Consultant or dealer representative is notified

If you want to learn about additional waivers of Class A initial sales charges, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the Statement of Additional Information ("SAI").

Class B shares

You buy Class B shares at net asset value without paying an initial sales charge. However, if you redeem your Class B shares within six years of purchase, you will pay a deferred sales charge. The deferred sales charge decreases as the number of years since your purchase increases.

--------------------------------------------------------------------------------
 Year after purchase          1st    2nd    3rd    4th    5th    6th through 8th
--------------------------------------------------------------------------------
 Deferred sales charge         5%     4%     3%     2%     1           0%

Class B conversion After 8 years, Class B shares automatically convert into Class A shares. This helps you because Class A shares have lower annual expenses. Your Class B shares will convert to Class A shares as follows:


--------------------------------------------------------------------------------
   Shares issued:         Shares issued:                 Shares issued:
   At initial             On reinvestment of             Upon exchange from
   purchase               dividends and                  another Smith Barney
                          distributions                  fund
--------------------------------------------------------------------------------
   Eight years            In same proportion as          On the date the shares
   after the date         the number of Class B          originally acquired
   of purchase            shares converting is to        would have converted
                          total Class B shares           into Class A shares
                          you own (excluding
                          shares issued as
                          a dividend)



                                                    Smith Barney Mutual Funds 11

Class L and Class O shares

You buy Class L or Class O shares at the offering price, which is the net asset value plus a sales charge of 1% (1.01% of the net amount invested). In addition, if you redeem your Class L or Class O shares within one year of purchase, you will pay a deferred sales charge of 1%. If you held Class C shares of the fund and/or other Smith Barney mutual funds on June 12, 1998, you will not pay an initial sales charge on Class L shares you buy before June 22, 2001.

You may buy Class O shares only if you owned Class C shares of the fund on June 12, 1998. You will not pay an initial sales charge on Class O shares you buy before June 22, 2001.

Class Y shares

You buy Class Y shares at net asset value with no initial sales charge and no deferred sales charge when you redeem. You must meet the $15,000,000 initial investment requirement. You can use a letter of intent to meet this requirement by buying Class Y shares of the fund over a 13-month period. To qualify, you must initially invest $5,000,000.

--------------------------------------------------------------------------------
More about deferred sales charges
--------------------------------------------------------------------------------

The deferred sales charge is based on the net asset value at the time of purchase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation or depreciation.

In addition, you do not pay a deferred sales charge on:

o     Shares exchanged for shares of another Smith Barney fund

o     Shares representing reinvested distributions and dividends

o     Shares no longer subject to the deferred sales charge


Each time you place a request to redeem shares, the fund will first redeem any shares in your account that are not subject to a deferred sales charge and then the shares in your account that have been held the longest.


If you redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund at the current net asset value and be credited with the amount of the deferred sales charge, if you notify your Salomon Smith Barney Financial Consultant or dealer representative.

Salomon Smith Barney receives deferred sales charges as partial compensation for its expenses in selling shares, including the payment of compensation to your Salomon Smith Barney Financial Consultant or dealer representative.

Deferred sales charge waivers

The deferred sales charge for each share class will generally be waived:

o     On payments made through certain systematic withdrawal plans

o     On certain distributions from a retirement plan

o     For involuntary redemptions of small account balances

o     For 12 months following the death or disability of a shareholder

If you want to learn more about additional waivers of deferred sales charges, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the SAI.


12 Large Cap Blend Fund

--------------------------------------------------------------------------------
Buying shares
--------------------------------------------------------------------------------

Through a Salomon Smith Barney Financial Consultant or dealer representative

You should contact your Salomon Smith Barney Financial Consultant or dealer representative to open a brokerage account and make arrangements to buy shares.

If you do not provide the following information, your order will be rejected

o     Class of shares being bought

o     Dollar amount or number of shares being bought

You should pay for your shares through your brokerage account no later than the third business day after you place your order. Salomon Smith Barney or your dealer representative may charge an annual account maintenance fee.


Through the fund's transfer agent

Qualified retirement plans and certain other investors who are clients of a selling group member are eligible to buy shares directly from the fund.

o     Write the sub-transfer agent at the following address:
      Smith Barney Equity Funds
      Smith Barney Large Cap Blend
      (Specify class of shares)
      c/o PFPC Global Fund Services
      P.O. Box 9699
      Providence, RI 02940-9699

o Enclose a check made payable to the fund to pay for the shares. For initial purchases, complete and send an account application.


o     For more information, call the transfer agent at 1-800-451-2010.


                                                    Smith Barney Mutual Funds 13

Through a systematic investment plan

You may authorize Salomon Smith Barney, your dealer representative or the sub-transfer agent to transfer funds automatically from a regular bank account, cash held in a Salomon Smith Barney brokerage account or Smith Barney money market fund to buy shares on a regular basis.

o     Amounts transferred should be at least: $25 monthly or $50 quarterly.

o If you do not have sufficient funds in your account on a transfer date, Salomon Smith Barney, your dealer representative or the sub-transfer agent may charge you a fee.

For more information, contact your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent or consult the SAI.

--------------------------------------------------------------------------------
Exchanging shares
--------------------------------------------------------------------------------

Smith Barney offers a distinctive family of funds tailored to help meet the varying needs of both large and small investors.

You should contact your Salomon Smith Barney Financial Consultant or dealer representative to exchange into other Smith Barney funds. Be sure to read the prospectus of the Smith Barney fund you are exchanging into. An exchange is a taxable transaction.

o You may exchange shares only for shares of the same class of another Smith Barney fund. Class O shares may be exchanged for Class L shares of another Smith Barney fund. Not all Smith Barney funds offer all classes.

o Not all Smith Barney funds may be offered in your state of residence.Contact your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent.


o You must meet the minimum investment amount for each fund (except for systematic exchanges).


o If you hold share certificates, the sub-transfer agent must receive the certificates endorsed for transfer or with signed stock powers (documents transferring ownership of certificates) before the exchange is effective.

o The fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges.


14 Large Cap Blend Fund

Waiver of additional sales charges

Your shares will not be subject to an initial sales charge at the time of the exchange.

Your deferred sales charge (if any) will continue to be measured from the date of your original purchase. If the fund you exchange into has a higher deferred sales charge, you will be subject to that charge. If you exchange at any time into a fund with a lower charge, the sales charge will not be reduced.

By telephone


If you do not have a brokerage account, you may be eligible to exchange shares through the transfer agent. You must complete an authorization form to authorize telephone transfers. If eligible, you may make telephone exchanges on any day the New York Stock Exchange is open. Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. (Eastern time). You can make telephone exchanges only between accounts that have identical registrations.


By mail


If you do not have a Salomon Smith Barney brokerage account, contact your dealer representative or write to the sub-transfer agent at the address on the following page.



                                                    Smith Barney Mutual Funds 15

--------------------------------------------------------------------------------
Redeeming shares
--------------------------------------------------------------------------------

Generally

Contact your Salomon Smith Barney Financial Consultant or dealer representative to redeem shares of the fund.


If you hold share certificates, the sub-transfer agent must receive the certificates endorsed for transfer or with signed stock powers before the redemption is effective.


If the shares are held by a fiduciary or corporation, other documents may be required.

Your redemption proceeds will be sent within three business days after your request is received in good order. However, if you recently purchased your shares by check, your redemption proceeds will not be sent toEyou until your original check clears, which may take up to 15 days.

If you have a Salomon Smith Barney brokerage account, your redemption proceeds will be placed in your account and not reinvested without your specific instruction. In other cases, unless you direct otherwise, your redemption proceeds will be paid by check mailed to your address of record.

By mail


For accounts held directly at the fund, send written requests to the sub-transfer agent at the following address:

    Smith Barney Equity Funds
    Smith Barney Large Cap Blend Fund
    (Specify class of shares)
    c/o PFPC Global Fund Services
    P.O. Box 9699
    Providence, RI 02940-9699


Your written request must provide the following:

o     Your account number

o The class of shares and the dollar amount or number of shares to be redeemed

o     Signatures of each owner exactly as the account is registered


16 Large Cap Blend Fund

By telephone


If you do not have a brokerage account, you may be eligible to redeem shares (except those held in retirement plans) in amounts up to $10,000 per day through the transfer agent. You must complete an authorization form to authorize telephone redemptions. If eligible, you may request redemptions by telephone on any dayEthe New York Stock Exchange is open. Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. (Eastern time).


Your redemption proceeds can be sent by check to your address of record or by wire transfer to a bank account designated on your authorization form. You must submit a new authorization form to change the bank account designated to receive wire transfers and you may be asked to provide certain other documents.

Automatic cash withdrawal plans

You can arrange for the automatic redemption of a portion of your shares on a monthly or quarterly basis. To qualify you must own shares of the fund with a value of at least $10,000 ($5,000 for retirement plan accounts) and each automatic redemption must be at least $50. If your shares are subject to a deferred sales charge, the sales charge will be waived if your automatic payments do not exceed 1% per month of the value of your shares subject to a deferred sales charge.

The following conditions apply:

o     Your shares must not be represented by certificates

o     All dividends and distributions must be reinvested

For more information, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the SAI.


                                                    Smith Barney Mutual Funds 17

--------------------------------------------------------------------------------
Other things to know about share transactions
--------------------------------------------------------------------------------

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information, without which your request will not be processed:

      o     Name of the fund

      o     Account number

      o Class of shares being bought, exchanged or redeemed o Dollar amount or number of shares being bought, exchanged or redeemed


      o     Signature of each owner exactly as the account is registered


The transfer agent will try to confirm that any telephone exchange or redemption request is genuine by recording calls, asking the caller to provide a personal identification number for the account, sending you a written confirmation or requiring other confirmation procedures from time to time.

Signature guarantees To be in good order, your redemption request must include a signature guarantee if you:

o     Are redeeming over $10,000 of shares

o Are sending signed share certificates or stock powers to the sub-transfer agent

o Instruct the sub-transfer agent to mail the check to an address different from the one on your account

o     Changed your account registration

o     Want the check paid to someone other than the account owner(s)

o Are transferring the redemption proceeds to an account with a different registration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.


18 Large Cap Blend Fund

The fund has the right to:

o     Suspend the offering of shares

o     Waive or change minimum and additional investment amounts

o     Reject any purchase or exchange order

o Change, revoke or suspend the exchange privilege o Suspend telephone transactions

o Suspend or postpone redemptions of shares on any day when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the Securities and Exchange Commission

o Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities

Small account balances If your account falls below $500 because of a redemption of fund shares, the fund may ask you to bring your account up to $500. If your account is still below $500 after 60 days, the fund may close your account and send you the redemption proceeds.

Excessive exchange transactions The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other shareholders. If so, the fund may limit additional purchases and/or exchanges by the shareholder.


Share certificates The fund does not issue share certificates unless a written request signed by all registered owners is made to the sub-transfer agent. If you hold share certificates it will take longer to exchange or redeem shares.



                                                    Smith Barney Mutual Funds 19

--------------------------------------------------------------------------------
Salomon Smith Barney Retirement Programs
--------------------------------------------------------------------------------

You may be eligible to participate in a retirement program sponsored by Salomon Smith Barney or one of its affiliates. The fund offers Class A, Class L and, in limited circumstances, Class O shares at net asset value to participating plans under the programs. You can meet minimum investment and exchange amounts, if any, by combining the plan's investments in any of the Smith Barney mutual funds.


There are no sales charges when you buy or sell shares and the class of shares you may purchase depends on the amount of your initial investment and/or the date your account is opened. Once a class of shares is chosen, all additional purchases must be of the same class.

o For plans opened on or after March 1, 2000 that are not plans for which Paychex Inc. or an affiliate provides administrative services (a "Paychex plan"), Class A shares may be purchased regardless of the amount invested.


o For plans opened prior to March 1, 2000 and for Paychex plans, the class of shares you may purchase depends on the amount of your initial investment:

      o Class A shares may be purchased by plans investing at least $1 million.

      o Class L shares may be purchased by plans investing less than $1 million.

      o Class O shares may be purchased by plans investing less than $1 million if the plan opened its account on or before June 12, 1998. Class L and Class O shares are eligible to exchange into Class A shares not later than 8 years after the plan joined the program. They are eligible for exchange in the following circumstances:

If the plan was opened on or after June 21, 1996 and a total of $1 million is invested in Smith Barney Funds Class L and Class O shares (other than money market funds), all Class L and Class O shares are eligible for exchange after the plan is in the program 5 years.


If the plan was opened before June 21, 1996 and a total of $500,000 is invested in Smith Barney Funds Class L and Class O shares (other than money market funds) on December 31 in any year, all Class L and Class O shares are eligible for exchange on or about March 31 of the following year.


For more information, call your Salomon Smith Barney Financial Consultant or the transfer agent, or consult the SAI.


20 Large Cap Blend Fund

--------------------------------------------------------------------------------
Dividends, distributions and taxes
--------------------------------------------------------------------------------


Dividends The fund generally pays dividends and makes capital gain distributions, if any, once a year, typically in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Capital gain distributions and dividends are reinvested in additional fund shares of the same class you hold. The fund expects distributions to be primarily from capital gain. You do not pay a sales charge on reinvested distributions or dividends. Alternatively, you can instruct your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.


Taxes In general, redeeming shares, exchanging shares and receiving distributions (whether in cash or additional shares) are all taxable events.

--------------------------------------------------------------------------------
           Transaction                            Federal tax status
--------------------------------------------------------------------------------
Redemption or exchange of shares                  Usually capital gain or loss;
                                                  long-term only if shares owned
                                                  more than one year

Long-term capital gain distributions              Long-term capital gain

Short-term capital gain distributions             Ordinary income

Dividends                                         Ordinary income


Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when the fund is about to declare a capital gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the fund will provide you with information about the distributions and dividends you received and any redemptions of shares during the previous year. If you do not provide the fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions, dividends, and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.


                                                    Smith Barney Mutual Funds 21

--------------------------------------------------------------------------------
Share price
--------------------------------------------------------------------------------

You may buy, exchange or redeem shares at their net asset value, plus any applicable sales charge, next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the New York Stock Exchange is open. The Exchange is closed on certain holidays listed in the SAI. This calculation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time).


The fund generally values its fund securities based on market prices or quotations. The fund's currency conversions are computed when the London exchange closes. When reliable market prices or quotations are not readily available, or when the value of a security has been materially affected by events occurring after a foreign exchange closes, the fund may price those securities at fair value. Fair value is determined in accordance with procedures approved by the fund's board. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations to price the same securities.


International markets may be open on days when U.S. markets are closed, and the value of foreign securities owned by the fund could change on days when you cannot buy or redeem shares.

In order to buy, redeem or exchange shares at that day's price, you must place your order with your Salomon Smith Barney Financial Consultant or dealer representative before the New York Stock Exchange closes. If the New York Stock Exchange closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.

Salomon Smith Barney or members of the selling group must transmit all orders to buy, exchange or redeem shares to the fund's agent before the agent's close of business.

--------------------------------------------------------------------------------
Financial highlights
--------------------------------------------------------------------------------


The financial highlights tables are intended to help you understand the performance of each class for the past 5 years (or since inception if less than 5 years). Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables was audited by KPMG LLP, independent accountants, whose report, along with the fund's financial statements, is included in the annual report (available upon request).



22 Large Cap Blend Fund

--------------------------------------------------------------------------------
For a Class A share of capital stock
outstanding throughout each year ended January 31:
--------------------------------------------------------------------------------


                                      2000(1)     1999(1)       1998        1997     1996(1)
--------------------------------------------------------------------------------------------
Net asset value, beginning
  of year                            $ 17.88     $ 15.72     $ 14.30     $ 12.16     $  9.62
--------------------------------------------------------------------------------------------
Income from operations:
  Net investment income                 0.04        0.13        0.21        0.19        0.20
  Net realized and unrealized
    gain                                0.84        3.02        2.10        2.33        2.74
--------------------------------------------------------------------------------------------
Total income
  from operations                       0.88        3.15        2.31        2.52        2.94
--------------------------------------------------------------------------------------------
Less distributions from:
  Net investment income                (0.01)      (0.12)      (0.19)      (0.20)      (0.20)
  Net realized gains                   (2.78)      (0.87)      (0.70)      (0.18)      (0.20)
--------------------------------------------------------------------------------------------
Total distributions                    (2.79)      (0.99)      (0.89)      (0.38)      (0.40)
--------------------------------------------------------------------------------------------
Net asset value, end of year         $ 15.97     $ 17.88     $ 15.72     $ 14.30     $ 12.16
--------------------------------------------------------------------------------------------
Total return                            5.10%      20.69%      16.30%      20.97%      30.97%
--------------------------------------------------------------------------------------------
Net assets, end of year (millions)   $   178     $   179     $   152     $   133     $   110
--------------------------------------------------------------------------------------------
Ratios to average net assets:
  Expenses                              1.11%       1.09%       1.09%       1.12%       1.16%
  Net investment income                 0.22        0.77        1.35        1.48        1.77
--------------------------------------------------------------------------------------------
Portfolio turnover rate                   53%         29%         17%          9%         15%
--------------------------------------------------------------------------------------------


(1)   Per share amounts calculated using the monthly average shares method.


                                                    Smith Barney Mutual Funds 23

--------------------------------------------------------------------------------
For a Class B share of capital stock
outstanding throughout each year ended January 31:
--------------------------------------------------------------------------------


                                     2000(1)     1999(1)        1998        1997     1996(1)
--------------------------------------------------------------------------------------------
Net asset value, beginning
  of year                            $ 17.86     $ 15.72     $ 14.33     $ 12.19     $  9.65
--------------------------------------------------------------------------------------------
Income (loss) from
operations:
  Net investment income (loss)         (0.05)       0.05        0.13        0.13        0.14
  Net realized and unrealized
    gain                                0.84        3.02        2.10        2.34        2.75
--------------------------------------------------------------------------------------------
Total income from
  operations                            0.79        3.07        2.23        2.47        2.89
--------------------------------------------------------------------------------------------
Less distributions from:
  Net investment income                   --       (0.06)      (0.14)      (0.15)      (0.15)
  Net realized gains                   (2.78)      (0.87)      (0.70)      (0.18)      (0.20)
--------------------------------------------------------------------------------------------
Total distributions                    (2.78)      (0.93)      (0.84)      (0.33)      (0.35)
--------------------------------------------------------------------------------------------
Net asset value, end of year         $ 15.87     $ 17.86     $ 15.72     $ 14.33     $ 12.19
--------------------------------------------------------------------------------------------
Total return                            4.55%      20.13%      15.65%      20.43%      30.23%
--------------------------------------------------------------------------------------------
Net assets, end of year (millions)   $   149     $   162     $   154     $   137     $   113
--------------------------------------------------------------------------------------------
Ratios to average net assets:
  Expenses                              1.61%       1.59%       1.59%       1.62%       1.65%
  Net investment income (loss)         (0.29)       0.29        0.86        0.98        1.27
--------------------------------------------------------------------------------------------
Portfolio turnover rate                   53%         29%         17%          9%         15%
--------------------------------------------------------------------------------------------


(1)   Per share amounts calculated using the monthly average shares method.


24 Large Cap Blend Fund

--------------------------------------------------------------------------------
For a Class L share of capital stock
outstanding throughout the period ended January 31:
--------------------------------------------------------------------------------

                                                       2000(2)     1999(1)(2)
--------------------------------------------------------------------------------
Net asset value, beginning of period                   $17.87         $16.89
--------------------------------------------------------------------------------
Income (loss) from operations:
  Net investment loss                                   (0.10)         (0.04)
  Net realized and unrealized gain                       0.85           1.90
--------------------------------------------------------------------------------
Total income from operations                             0.75           1.86
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income                                    --          (0.01)
  Net realized gains                                    (2.78)         (0.87)
--------------------------------------------------------------------------------
Total distributions                                     (2.78)         (0.88)
--------------------------------------------------------------------------------
Net asset value, end of period                         $15.84         $17.87
--------------------------------------------------------------------------------
Total return                                             4.31%         11.57%(3)
--------------------------------------------------------------------------------
Net assets, end of year (millions)                     $    6         $    2
--------------------------------------------------------------------------------
Ratios to average net assets:
  Expenses                                               1.92%          1.85%(4)
  Net investment loss                                   (0.62)         (0.37)(4)
--------------------------------------------------------------------------------
Portfolio turnover rate                                    53%            29%
--------------------------------------------------------------------------------

(1)   For the period from June 15, 1998 (inception date) to January 31, 1999.
(2)   Per share amounts calculated using the monthly average shares method.
(3)   Not Annualized.
(4)   Annualized.


                                                    Smith Barney Mutual Funds 25

--------------------------------------------------------------------------------
For a Class O(1) share of capital stock
outstanding throughout each year ended January 31:
--------------------------------------------------------------------------------


                                     2000(2)    1999(2)      1998       1997       1996(2)
--------------------------------------------------------------------------------------------
Net asset value, beginning
  of year                            $17.86     $15.72     $14.33     $12.19     $ 9.65
--------------------------------------------------------------------------------------------
Income (loss) from
operations:
  Net investment income (loss)        (0.05)      0.05       0.13       0.14       0.13
  Net realized and unrealized
    gain                               0.84       3.02       2.10       2.33       2.76
--------------------------------------------------------------------------------------------
Total income from operations           0.79       3.07       2.23       2.47       2.89
--------------------------------------------------------------------------------------------
Less distributions from:
  Net investment income                  --      (0.06)     (0.14)     (0.15)     (0.15)
  Net realized gains                  (2.78)     (0.87)     (0.70)     (0.18)     (0.20)
--------------------------------------------------------------------------------------------
Total distributions                   (2.78)     (0.93)     (0.84)     (0.33)     (0.35)
--------------------------------------------------------------------------------------------
Net asset value, end of year         $15.87     $17.86     $15.72     $14.33     $12.19
--------------------------------------------------------------------------------------------
Total return                           4.55%     20.14%     15.65%     20.43%     30.23%
--------------------------------------------------------------------------------------------
Net assets, end of year (millions)   $    5     $    6     $    5     $    3     $    1
--------------------------------------------------------------------------------------------
Ratios to average net assets:
  Expenses                             1.63%      1.59%      1.57%      1.61%      1.62%
  Net investment income (loss)        (0.30)      0.28       0.86       0.94       1.11
--------------------------------------------------------------------------------------------
Portfolio turnover rate                  53%        29%        17%         9%        15%
--------------------------------------------------------------------------------------------


(1)   On June 12, 1998, Class C shares were renamed Class O shares.
(2)   Per share amounts calculated using the monthly average shares method.


26 Large Cap Blend Fund

--------------------------------------------------------------------------------
For a Class Y share of capital stock
outstanding throughout each year ended January 31:
--------------------------------------------------------------------------------

                                        2000(1)     1999(1)     1998        1997        1996(1)(2)
--------------------------------------------------------------------------------------------
Net asset value, beginning of year   $ 17.93     $ 15.73     $ 14.34     $ 12.16    $ 12.08
Income from operations:
  Net investment income                 0.10        0.19        0.27        0.22         --
  Net realized and unrealized gain      0.86        3.03        2.10        2.36       0.08
--------------------------------------------------------------------------------------------
Total income from operations            0.96        3.22        2.37        2.58       0.08
--------------------------------------------------------------------------------------------
Less distributions from:
  Net investment income                (0.05)      (0.15)      (0.28)      (0.22)        --
  Net realized gains                   (2.78)      (0.87)      (0.70)      (0.18)        --
--------------------------------------------------------------------------------------------
Total distributions                    (2.83)      (1.02)      (0.98)      (0.40)        --
--------------------------------------------------------------------------------------------
Net asset value, end of year         $ 16.06     $ 17.93     $ 15.73     $ 14.34    $ 12.16
--------------------------------------------------------------------------------------------
Total return                            5.53%      21.16%      16.76%      21.48%       N/A(3)
--------------------------------------------------------------------------------------------
Net assets, end of year (millions)   $   193     $   177     $   119     $    78    $ 0.005
--------------------------------------------------------------------------------------------
Ratios to average net assets:
  Expenses                              0.71%       0.69%       0.69%       0.73%       N/A(3)
  Net investment income                 0.62        1.14        1.73        1.73        N/A(3)
--------------------------------------------------------------------------------------------
Portfolio turnover rate                   53%         29%         17%          9%        15%
--------------------------------------------------------------------------------------------

(1)   Per share amounts calculated using the monthly average shares method.
(2)   Inception date is January 31, 1996.
(3)   Information is not meaningful since the class was only open for one day.


                                                    Smith Barney Mutual Funds 27

                                                              SALOMONSMITHBARNEY
                                                     ---------------------------
                                                     A member of citigroup[LOGO]

Large Cap
Blend Fund

An investment portfolio of Smith Barney Equity Funds

Shareholder reports Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that affected the fund's performance.

The fund sends only one report to a household if more than one account has the same address. Contact your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent if you do not want this policy to apply to you.

Statement of additional information The statement of additional information provides more detailed information about the fund and is incorporated by reference into (is legally part of) this prospectus.

You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Salomon Smith Barney Financial Consultant or dealer representative, by calling the fund at 1-800-451-2010, or by writing to the fund at Smith Barney Mutual Funds, 388 Greenwich Street, MF2, New York, New York 10013. Visit our web site. Our web site is located at www.smithbarney.com


Information about the fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Commission") Public Reference Room in Washington, D.C. In addition, information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.


If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not lawfully sell its shares.

(SM)Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.



(Investment Company Act file no. 811-04551) FD0250 5/00



Part B - Statement of Additional Information


Smith Barney
EQUITY FUNDS

388 Greenwich Street
New York, New York 10013
800-451-2010

STATEMENT OF ADDITIONAL INFORMATION	May 30,
2000


This statement of additional information expands upon and supplements the information contained in the current prospectuses, each dated May 30, 2000, as amended or supplemented from time to time, of Smith Barney Large Cap Blend Fund ("Large Cap Blend Fund") (formerly Smith Barney Growth and Income Fund) and Concert Social Awareness Fund ("Social Awareness Fund"). Each fund is a series of Smith Barney Equity Funds (the "trust"). This statement of additional information should be read in conjunction with the funds' prospectuses, which may be obtained from a Salomon Smith Barney Financial Consultant, a PFS Investments Inc. Registered Representative, a Citibank Service Agent or by writing or calling the trust at the address or telephone number set forth above. This statement of additional information, although not in itself a prospectus, is incorporated by reference into each fund's prospectus in its entirety.

CONTENTS

Management of the Trust
2
Investment Objectives and Policies
6
Purchase, Exchange and Redemption of Shares
24
PFS Accounts
25
Distributor
37
Valuation of Shares
40
Performance Data
41
Dividends and Distributions
45
Taxes
46
Additional Information
49
Other Information
51
Financial Statements
51
Appendix
A-
1


MANAGEMENT OF THE TRUST

The executive officers of the trust are employees of the following organizations, which are among the organizations providing services to the trust:

Name

Service

CFBDS, Inc.
("CFBDS")

Distributor of each fund
SSB Citi Fund Management LLC ("SSB
Citi")
(successor to SSBC Fund Management
Inc.)

Investment Adviser and
Administrator of each fund
PNC Bank, National Association
("PNC")

Custodian
Citi Fiduciary Trust Company
("Transfer Agent")

Transfer Agent
PFPC Global Fund Services
("Sub-Transfer Agent")

Sub-Transfer Agent

These organizations and the services they perform for the trust and the funds are discussed in the prospectuses and in this statement of additional information.

Trustees and Executive Officers of the Trust

The names of the trustees and the executive officers of the trust, together with information as to their principal business occupations, are set forth below. Each trustee who is an "interested person" of the trust, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), is indicated by an asterisk. The address of the "interested" trustees and the executive officers of the trust is 388 Greenwich Street, New York, New York 10013, unless otherwise noted.

LEE ABRAHAM, Trustee
Retired; Director/Trustee of 12 investment companies associated with Citigroup Inc. ("Citigroup"). Director of R.G. Barry Corp., a footwear manufacturer, Signet Group plc, a specialty retailer, and eNote.com, Inc., a computer hardware company. Formerly Chairman and Chief Executive Officer of Associated Merchandising Corporation, a major retail merchandising and sourcing organization and formerly Director of Galey & Lord and Liz Claiborne. His address is 106 Barnes Road, Stamford, Connecticut 06902; Age 72.

ALLAN J. BLOOSTEIN, Trustee
President of Allan J. Bloostein Associates, a consulting firm; Director/Trustee of 19 investment companies associated with Citigroup. Director of CVS Corporation, a drugstore chain, and Taubman Centers Inc., a real estate development company; Retired Vice Chairman and Director of The May Department Stores Company. His address is 27 West 67th Street, New York, New York 10023; Age 70.

JANE F. DASHER, Trustee
Investment Officer; Korsant Partners, a family investment company. Director/Trustee of 12 investment companies associated with Citigroup. Prior to 1997, Independent Financial Consultant. Her address is 283 Greenwich Avenue, Greenwich, Connecticut 06830;
Age 50.

DONALD R. FOLEY, Trustee
Retired; Director/Trustee of 12 investment companies associated with Citigroup. Formerly Vice President of Edwin Bird Wilson,
Incorporated (an advertising agency); His address is 3668
Freshwater Drive, Jupiter, Florida 33477; Age 77.

RICHARD E. HANSON, JR., Trustee
Head of School, The New Atlanta Jewish Community High School, Atlanta, Georgia. Director/Trustee of 12 investment companies associated with Citigroup. Formerly Headmaster, The Peck School, Morristown, New Jersey. His address is 58 Ivy Chase, Atlanta, Georgia 30342; Age 58.

PAUL HARDIN, Trustee
Professor of Law at University of North Carolina at Chapel Hill. Director/Trustee of 14 investment companies associated with Citigroup. Director of The Summit Bancorporation; Formerly, Chancellor of the University of North Carolina at Chapel Hill; His address is 12083 Morehead, Chapel Hill, North Carolina 27514; Age 68.

*HEATH B. McLENDON, Chairman of the Board, President and Chief
Executive Officer
Managing Director of Salomon Smith Barney; Chairman, Co-Chairman or Trustee of the Board of 71 investment companies associated with Citigroup. Director and President of SSB Citi Fund Management LLC ("SSB Citi" or the "Manager") (successor to SSBC Fund Management Inc.) and Travelers Investment Advisers, Inc. ("TIA"). His address is 7 World Trade Center, New York, New York 10048; Age 66.

RODERICK C. RASMUSSEN, Trustee
Investment Counselor; Director/Trustee of 12 investment companies associated with Citigroup. Formerly Vice President of Dresdner and Company Inc. (investment counselors); His address is 9 Cadence
Court, Morristown, New Jersey 07960; Age 73.

JOHN P. TOOLAN, Trustee
Retired; Director/Trustee of 12 investment companies associated with Citigroup. Trustee of John Hancock Funds; Formerly, Director and Chairman of Smith Barney Trust Company, Director of Smith Barney Holdings Inc. and various subsidiaries, Senior Executive Vice President, Director and Member of the Executive Committee of Smith Barney; His address is 13 Chadwell Place, Morristown, New Jersey 07960; Age 69.

R. JAY GERKEN, Investment Officer
Managing Director of Salomon Smith Barney; Age 49.

ROBERT J. BRADY, Investment Officer
Managing Director of Salomon Smith Barney; previously Director of
Investment Strategy at EF Hutton and Special Situations Analyst for Forbes Inc; Age 60

ELLEN S. CAMMER, Investment Officer
Managing Director of Salomon Smith Barney; Age 46

PAUL A. BROOK, Controller
Director of Salomon Smith Barney; Controller or Assistant
Treasurer of 43 investment companies associated with Citigroup since 1998; Prior to 1998 Managing Director of AMT Capital
Services Inc.; Prior to 1997, Partner with Ernst & Young LLP; Age
46

LEWIS E. DAIDONE, Senior Vice President and Treasurer
Managing Director of Salomon Smith Barney; Senior Vice President or Executive Vice President and Treasurer of 61 investment companies associated with Citigroup; Director and Senior Vice
President of the Manager and TIA; Age 42.

CHRISTINA T. SYDOR, Secretary
Managing Director of Salomon Smith Barney; Secretary of 61 investment companies associated with Citigroup; Secretary and General Counsel of the Manager and TIA; Age 49.

As of May 10, 2000, the trust's trustees and officers of the funds as a group owned less than 1.00% of the outstanding shares of the trust.

As of May 10, 2000 to the knowledge of the funds and the board of trustees, no single shareholder or group (as the term is used in Section 13(d) of the Securities Act of 1934) beneficially owned or owner of record more than 5% of the outstanding shares of the fund with the exception of the following:

FUND
CLASS
PERCEN
T
NAME
ADDRESS
Large Cap
Blend Fund
Y
45.10
Smith Barney Concert
Allocation Series Inc.
- Growth Portfolio
PNC Bank N.A.
ATTN: Beverly Timson
200 Stevens
Drive
Suite 440
Lester, PA
19113
Large Cap
Blend Fund
Y
19.97
Smith Barney Concert
Allocation Series Inc.
- High Growth
Portfolio
PNC Bank N.A.
ATTN: Beverly Timson
200 Stevens
Drive
Suite 440
Lester, PA
19113
Large Cap
Blend Fund
Y
12.90
Smith Barney Concert
Allocation Series Inc.
- Balanced Portfolio
PNC Bank N.A.
ATTN: Beverly Timson
200 Stevens
Drive
Suite 440
Lester, PA
19113
Large Cap
Blend Fund
Y
12.73
Smith Barney Concert
Allocation Series Inc.
- Select Growth
Portfolio
PNC Bank N.A.
ATTN: Beverly Timson
200 Stevens
Drive
Suite 440
Lester, PA
19113
Large Cap
Blend Fund
Y
5.01
Smith Barney Concert
Allocation Series Inc.
- Select Balanced
Portfolio
PNC Bank
ATTN: Beverly Timson
200 Stevens
Drive
Suite 440
Lester, PA
19113
Social
Awareness Fund
A
14.69
PFS Shareholder
Services (A)
ATTN: Jay Barnhill

3100
Breckinridge
Blvd
Duluth, GA
30199
Social
Awareness Fund
B
25.54
PFS Shareholder
Services (B)
ATTN: Jay Barnhill
3100
Breckinridge
Blvd
Duluth, GA
30199


No officer, director or employee of Salomon Smith Barney, or of any parent or subsidiary receives any compensation from the trust for serving as an officer or trustee of the trust. Officers and interested directors of the trust are compensated by Salomon Smith Barney. Fees for trustees who are not "interested persons" of the trust and who are directors/trustees of a group of funds sponsored by Salomon Smith Barney are set at $60,000 per annum and are allocated based on relative net assets of each fund in the group plus a per meeting fee of $2,500 with respect to in-person meetings. In addition, these directors received $100 per fund for each telephone meeting plus travel and out-of-pocket expenses incurred in connection with board meetings. The board meeting fees and out-of-pocket expenses are borne proportionately by each individual fund or portfolio in the group. During the calendar year ended December 31, 1999 such expenses for the group totaled $14,695. Officers and interested directors of the Company are compensated by Salomon Smith Barney.



For the fiscal year ended January 31, 2000, the trustees of the trust were paid the following compensation:






Name of Trustee

Aggregate
Compensatio
n from the
Fund for
Fiscal Year
Ended
1/31/00

Pension or
Retirement
Benefits
Accrued as
Part of the
Fund
Expenses
Aggregate
Compensation
From the
Fund Complex
for Calendar
Year Ended
12/31/99


Total Number
of Funds for
Which Trustee
Serves Within
Fund Complex

Lee Abraham
$8,767
$0
$71,133
12
Allan Bloostein
7,767
0
112,483
19
Jane Dasher
7,767
0
65,733
12
Donald R. Foley*
4,360
0
71,300
12
Richard E.
Hanson, Jr.
8,467
0
68,233
12
Paul Hardin
6,267
0
90,450
14
Heath B.
McLendon**
0
0
0
71
Roderick C.
Rasmussen
5,617
0
71,200
12
John P. Toolan*
6,267
0
69,100
12

*	Pursuant to a deferred compensation plan, the indicated
trustees have elected to defer the following amounts of their compensation from the trust: Donald R. Foley: $1,907, and John
P. Toolan: $6,267, and the following amounts of their total compensation from the Fund Complex: Donald R. Foley: $21,600 and John P. Toolan: $69,100.

Upon attainment of age 80, trustees are required to change to emeritus status. Trustees Emeritus are entitled to serve in emeritus status for a maximum of 10 years during which time they are paid 50% of the annual retainer fee and meeting fees otherwise applicable to the trust's trustees together with reasonable out-of-pocket expenses for each meeting attended.

**	Designates a trustee who is an "interested person" of the
trust.


Investment Adviser and Administrator

SSB Citi serves as investment adviser to Large Cap Blend Fund pursuant to a transfer of the fund's investment advisory agreement effective November 7, 1994, and serves as investment adviser to Social Awareness Fund pursuant to an investment advisory agreement dated August 14, 1995. SSB Citi is an affiliate of Salomon Smith Barney and a wholly owned subsidiary of Citigroup. The board of trustees most recently approved the funds' advisory agreements on August 5, 1998.

SSB Citi bears all expenses in connection with the performance of its services and pays the salary of any officer and employee who is employed by both it and the trust. As compensation for investment advisory services rendered, Large Cap Blend Fund and Social Awareness Fund each pays a fee computed daily and paid monthly at the annual rate of 0.45% and 0.55%, respectively, of the fund's average daily net assets.

SSB Citi also serves as administrator to the funds pursuant to written administration agreements dated August 31, 1996, which were most recently approved on August 5, 1998. For administration services rendered, the funds pay SSB Citi a fee at the annual rate of 0.20% of the value of the respective funds' average daily net assets.

SSB Citi pays the salaries of all officers and employees who are employed by SSB Citi and the fund, maintains office facilities for each fund, furnishes each fund with statistical and research data, clerical help and accounting, data processing, bookkeeping, internal auditing and legal services and certain other services required by the funds, prepares reports to the funds' shareholders and prepares tax returns, reports to and filings with the Securities and Exchange Commission (the "SEC") and state Blue Sky authorities. SSB Citi bears all expenses in connection with the performance of its services. Each of the service providers also bears all expenses in connection with the performance of its services under its agreement relating to a fund.

For the fiscal years ended January 31, 1998, 1999 and 2000, the funds paid investment advisory and/or administration fees to SSB
Citi (or its predecessor) as follows:

Large Cap Blend Fund
1998
1999
     2000
Investment Advisory fees
$1,796,197
$2,108,4
69
$2,402,756
Administration fees
 798,309
937,097
1,067,892

Social Awareness  Fund
1998
1999
2000
Investment Advisory fees
$2,036,365
$2,323,3
38
$3,065,311
Administration fees
 740,496
 844,850
1,114,659

Code of Ethics

Pursuant to Rule 17j-1 of the 1940 Act, the funds, their investment adviser and principal underwriter have adopted codes of ethics that permit personnel to invest in securities for their own accounts, including securities that may be purchased or held by the funds. All personnel must place the interests of clients first and avoid activities, interests and relationships that might interfere with the duty to make decisions in the best interests of the clients. All personal securities transactions by employees must adhere to the requirements of the codes and must be conducted in such a manner as to avoid any actual or potential conflict of interest, the appearance of such a conflict, or the abuse of an employee's position of trust and responsibility.

A copy of the funds' Code of Ethics is on file with the SEC.


Auditors

KPMG LLP, 757 Third Avenue, New York, New York 10017, has been selected as the trust's independent auditor to examine and report on the trust's financial statements and financial highlights for the fiscal year ending January 31, 2001.


INVESTMENT OBJECTIVES AND POLICIES

The prospectuses discuss the investment objectives of the funds and the policies employed to achieve those objectives. This section contains supplemental information concerning the types of securities and other instruments in which the funds may invest, the investment policies and portfolio strategies the funds may utilize and certain risks attendant to such investments, policies and strategies. There can be no assurance that the respective investment objectives of the funds will be achieved.

Social Awareness Fund

The investment objective of the Social Awareness Fund is high total return consisting of capital appreciation and current income. The fund's investment objective may be changed only with the approval of a majority of the fund's outstanding voting securities. There can be no assurance the fund's investment objective will be achieved.

The fund seeks to achieve its objective by investing in a variable combination of equity and fixed-income securities. The percentages of the fund's assets invested in each of these types of securities are adjusted from time to time to conform to the asset allocation percentages most recently determined by the portfolio manager. Under normal market conditions, the fund will have between 65% and 85% of its assets invested in equity securities and between 15% and 35% in fixed-income securities.
The mix of the fund's investments may vary from time to time.

SSB Citi is responsible for the selection of specific securities on behalf of the fund and for determining the allocation of the fund's assets. Following the variable asset allocation strategy may involve frequent shifts among classes of investments and result in a relatively high portfolio turnover rate.

The equity portion of the assets of the fund will consist primarily of common stocks of established companies traded on exchanges or over-the-counter that represent an opportunity for total return on a long-term basis. In evaluating companies for investment, SSB Citi selects securities of companies that it believes are undervalued based on relevant indicators such as price/earnings ratios, forecast growth, as well as balance sheet, profitability and risk analysis. Equity investments may be made without regard to the size of companies and generally will be made in a broad spectrum of industries. The fund may also invest in preferred stock, securities convertible into or exchangeable for common stock and warrants.

The fixed income portion of the fund's assets will be composed primarily of investment-grade corporate bonds, debentures and notes, asset-backed and mortgage-backed securities and obligations of the United States government or its agencies or instrumentalities ("U.S. government securities"). The fund's fixed income assets may be short-, medium- or long-term, as determined at the discretion of SSB Citi based upon an evaluation of economic and market trends. When SSB Citi believes that a defensive investment posture is warranted or when attractive investment opportunities do not exist, the fund may temporarily invest all or a portion of its assets in short-term money market instruments. The money market securities in which the fund may invest include commercial paper, bank obligations (possibly including community investments) and short-term U.S. government securities.

Up to 25% of the fund's assets may be invested in equity and debt securities of foreign issuers. The fund also may write covered call options, lend its portfolio securities and invest in real estate investment trusts. Risk factors and special considerations associated with the fund's investments are described below.

SSB Citi believes that there is a direct correlation between companies that demonstrate an acute awareness of their impact on the society within which they operate and companies which offer attractive long-term investment potential. SSB Citi believes that addressing social issues in a positive manner can translate into sound business. For example, by ensuring a product or service does not negatively impact the environment, a company can avoid costly litigation and clean-up costs; and by maintaining positive standards for the workplace and a diverse employee population, a company can better ensure access to quality management talent and improved productivity; or by becoming more involved in the community, a company can enhance its consumer franchise. Top quality management teams who successfully balance their companies' business interest with their social influences can gain significant competitive advantages over the long run, which may result in increased shareholder values and, therefore, better investments. The fund is designed to incorporate both social and financial criteria in all of its investment decisions.

SSB Citi will attempt to emphasize companies that meet the fund's investment criteria and, relative to other companies in their industry, demonstrate a positive awareness of the environment in which they operate. In addition, SSB Citi has identified specific areas of social and financial concern and, thus, the fund will not purchase the debt or equity securities of any company that SSB Citi has significant reason to believe is engaged at the time of investment by the fund in any of the following:

? Tobacco production;
? Production of weapons;
? Ownership or design of nuclear facilities.

These portfolio restrictions are based on the belief that a company will benefit from its social awareness by enabling it to better position itself in developing business opportunities while avoiding liabilities that may be incurred when a product or service is determined to have a negative social impact. These companies should be better prepared to respond to external demands and ensure that over the longer term they will be viable to provide a positive return to both investors and society as a whole.

SSB Citi will use its best efforts to assess a company's social performance. This analysis will be based on present activities, and will not preclude securities solely because of past activities. The fund's trustees will monitor the social awareness criteria used by the fund and SSB Citi may, upon approval of the trustees, change the criteria used to rate the social performance of an issuer without prior notice or shareholder approval.

While the application of the fund's social awareness criteria may preclude some securities with strong earnings and growth potential, SSB Citi believes that there are sufficient investment opportunities among those companies that satisfy the social awareness criteria to meet the fund's investment objectives.

Large Cap Blend Fund

The investment objective of Large Cap Blend Fund is to seek long-term capital growth. The fund's investment objective may be changed only with the approval of a majority of the fund's outstanding shares. There can be no assurance that the fund's investment objective will be achieved.

The fund attempts to achieve its investment objective by investing, under normal market conditions, substantially all of its assets in equity securities and at least 65% of its total assets in equity securities of large capitalization companies with market capitalizations greater than $5 billion at the time of investment. In selecting the fund's equity investments, SSB Citi seeks to identify companies that exhibit growth and/or value characteristics. When selecting stocks with growth potential, SSB Citi will evaluate the specific financial characteristics of the issuer such as historical and forecasted earnings growth, sales growth, profitability and return on equity. When selecting stocks with value characteristics, SSB Citi will typically be looking at companies that are perhaps growing more slowly but whose valuation may be below average relative to earnings and/or assets.

The fund will normally invest in all types of equity securities, including common stocks, preferred stocks, securities that are convertible into common or preferred stocks, such as warrants and convertible bonds and depository receipts for those securities. The fund may maintain a portion of its assets, which will usually not exceed 10%, in U.S. government securities, money market obligations and in cash to provide for payment of the fund's expenses and to meet redemption requests. It is the policy of the fund to be as fully invested in equity securities as practicable at all times. The fund reserves the right, as a defensive measure, to hold money market securities, including repurchase agreements or cash, in such proportions as, in the opinion of management, prevailing market or economic conditions warrant.

Consistent with its investment objective and policies described above, the fund may invest 20% of its assets in the securities of foreign issuers, including direct investments and investments made through American Depositary Receipts or European Depositary Receipts. The fund may also invest in real estate investment trusts, lend portfolio securities, enter into interest rate and stock-index futures and related options, purchase or sell securities on a when-issued or delayed delivery basis and write covered options.

Additional Investment Strategies and Techniques

In attempting to achieve its investment objective, the funds may employ, among others, one or more of the strategies and techniques set forth below. The funds are under no obligation to use any of the strategies or techniques at any given time or under any particular economic condition.

Equity Investments

Convertible Securities. The funds may invest in convertible securities. Convertible securities are fixed-income securities that may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities have general characteristics similar to both fixed-income and equity securities. Although to a lesser extent than with fixed-income securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stocks and, therefore, also will react to variations in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and thus may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

As fixed-income securities, convertible securities are investments that provide for a stable stream of income with generally higher yields than common stocks. Of course, like all fixed-income securities, there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. Convertible securities, however, generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because securities prices fluctuate.

Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.

Preferred Stock. The funds may invest in preferred stocks. Preferred stocks, like debt obligations, are generally fixed-income securities. Shareholders of preferred stocks normally have the right to receive dividends at a fixed rate when and as declared by the issuer's board of directors, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on the preferred stock may be cumulative, and all cumulative dividends usually must be paid prior to common stockholders receiving any dividends. Preferred stock dividends must be paid before common stock dividends and for that reason preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks are, however, equity securities in the sense that they do not represent a liability of the issuer and therefore do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. In addition, preferred stocks are subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.

Warrants. The funds may invest in warrants, which entitle the funds to buy common stock at a specified date and price. Some of the risks associated with warrants are described below and under "Risk Factors."

Fixed Income Investments

Mortgage and Asset-Backed Securities (Social Awareness Fund). The fund may purchase fixed or adjustable rate mortgage-backed securities issued by the Government National Mortgage Association, Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation, and other asset-backed securities, including securities backed by automobile loans, equipment leases or credit card receivables. These securities directly or indirectly represent a participation in, or are secured by and payable from, fixed or adjustable rate mortgage or other loans which may be secured by real estate or other assets. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Prepayments of the principal of underlying loans may shorten the effective maturities of these securities and may result in the fund having to reinvest proceeds at a lower interest rate. The fund may also purchase collateralized mortgage obligations which are a type of bond secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations.

When-Issued Securities and Delayed-Delivery Transactions. In order to secure yields or prices deemed advantageous at the time, the funds may purchase or sell securities on a when-issued or delayed-delivery basis. A fund will enter into a when-issued transaction for the purpose of acquiring portfolio securities and not for the purpose of leverage. In such transactions, delivery of the securities occurs beyond the normal settlement periods, but no payment or delivery is made by the fund prior to the actual delivery or payment by the other party to the transaction. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed- delivery basis, the yields obtained on those securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. Each fund will establish a segregated account consisting of cash or liquid securities in an amount equal to the amount of its when-issued and delayed-delivery commitments. Placing securities rather than cash in the segregated account may have a leveraging effect on a fund's net assets.

Zero Coupon Securities (Social Awareness Fund). A zero coupon bond pays no interest in cash to its holder during its life, although interest is accrued during that period. Its value to an investor consists of the difference between its face value at the time of maturity and the price for which it was acquired, which is generally an amount significantly less than its face value (sometimes referred to as a "deep discount" price). Because such securities usually trade at a deep discount, they will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities which make periodic distributions of interest. On the other hand, because there are no periodic interest payments to be reinvested prior to maturity, zero coupon securities eliminate reinvestment risk and lock in a rate of return to maturity.

United States Government Securities. Each fund may invest in United States government securities. These include debt obligations of varying maturities issued or guaranteed by the United States government or its agencies or instrumentalities ("U.S. government securities"). Direct obligations of the United States Treasury include a variety of securities that differ in their interest rates, maturities and dates of issuance.

U.S. government securities include not only direct obligations of the United States Treasury, but also include securities issued or guaranteed by the Federal Housing Administration, Federal Financing Bank, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, General Services Administration, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Maritime Administration, Resolution Trust Corporation, Tennessee Valley Authority, District of Columbia Armory Board, Student Loan Marketing Association and various institutions that previously were or currently are part of the Farm Credit System (which has been undergoing a reorganization since 1987). Because the United States government is not obligated by law to provide support to an instrumentality that it sponsors, a fund will invest in obligations issued by such an instrumentality only if the fund's adviser determines the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by the fund.

Repurchase Agreements. The funds may enter into repurchase agreements with banks which are the issuers of instruments acceptable for purchase by the fund and with certain dealers on the Federal Reserve Bank of New York's list of reporting dealers. Under the terms of a typical repurchase agreement, a fund acquires an underlying debt obligation for a relatively short period (usually not more than seven days), subject to an obligation of the seller to repurchase, and the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund's holding period. The value of the underlying securities will be monitored on an ongoing basis by SSB Citi to ensure that the value is at least equal at all times to the total amount of the repurchase obligation, including interest. Each fund bears a risk of loss if the other party to a repurchase agreement defaults on its obligations and the fund is delayed in or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities while the fund seeks to assert these rights. SSB Citi, acting under the supervision of the trust's board of trustees, reviews on an ongoing basis the value of the collateral and the creditworthiness of banks and dealers with which the funds enter into repurchase agreements to evaluate potential risks.

Money Market Instruments. The money market instruments in which the funds may invest are: U.S. government securities; certificates of deposit ("CDs"), time deposits ("TDs") and bankers' acceptances issued by domestic banks (including their branches located outside the United States and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan associations and other banking institutions having total assets in excess of $1 billion for Large Cap Blend Fund (or, in excess of $500 million for Social Awareness Fund); high grade commercial paper; and repurchase agreements with respect to the foregoing types of instruments. The following is a more detailed description of such money market instruments.

Bank Obligations. CDs are short-term, negotiable obligations of commercial banks; TDs are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates; and bankers' acceptances are time drafts drawn on commercial banks by borrowers usually in connection with international transactions. Domestic commercial banks organized under Federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the Federal Deposit Insurance Corporation (the "FDIC"). Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. Most state banks are insured by the FDIC (although such insurance may not be of material benefit to a fund, depending upon the principal amount of CDs of each bank held by the fund) and are subject to federal examination and to a substantial body of Federal law and regulation. As a result of governmental regulations, domestic branches of domestic banks, among other things, generally are required to maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness.

Obligations of foreign branches of domestic banks, such as CDs and TDs, may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulations. Such obligations are subject to different risks than are those of domestic banks or domestic branches of foreign banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. Foreign branches of domestic banks are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank than about a domestic bank. CDs issued by wholly owned Canadian subsidiaries of domestic banks are guaranteed as to repayment of principal and interest (but not as to sovereign risk) by the domestic parent bank.

Obligations of domestic branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by Federal and state regulation as well as governmental action in the country in which the foreign bank has its head office. A domestic branch of a foreign bank with assets in excess of $1 billion may or may not be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state. In addition, branches licensed by the Comptroller of the Currency and branches licensed by certain states ("State Branches") may or may not be required to: (a) pledge to the regulator by depositing assets with a designated bank within the state, an amount of its assets equal to 5% of its total liabilities; and (b) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of State Branches may not necessarily be insured by the FDIC. In addition, there may be less publicly available information about a domestic branch of a foreign bank than about a domestic bank.

In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign branches of domestic banks or by domestic branches of foreign banks, SSB Citi will carefully evaluate such investments on a case-by-case basis. Savings and loan associations, the CDs of which may be purchased by the funds, are supervised by the Office of Thrift Supervision and are insured by the Savings Association and Insurance Fund. As a result, such savings and loan associations are subject to regulation and examination.

Commercial Paper. Commercial paper is a short-term, unsecured negotiable promissory note of a domestic or foreign company. A fund may invest in short-term debt obligations of issuers that at the time of purchase are rated A-2, A-1 or A-1+ by Standard & Poor's Ratings Group ("S&P") or Prime-2 or Prime-1 by Moody's Investors Service, Inc. ("Moody's") or, if unrated, are issued by companies having an outstanding unsecured debt issue currently rated within the two highest ratings of S&P or Moody's. A discussion of S&P and Moody's rating categories appears in the Appendix to this statement of additional information.

Variable Rate Demand Notes (VRDNs). A fund also may invest in variable rate master demand notes, which typically are issued by large corporate borrowers providing for variable amounts of principal indebtedness and periodic adjustments in the interest rate according to the terms of the instrument. Demand notes are direct lending arrangements between the fund and an issuer, and are not normally traded in a secondary market. A fund, however, may demand payment of principal and accrued interest at any time. In addition, while demand notes generally are not rated, their issuers must satisfy the same criteria as those set forth above for issuers of commercial paper. SSB Citi will consider the earning power, cash flow and other liquidity ratios of issuers of demand notes and continually will monitor their financial ability to meet payment on demand.

Other Derivative Contracts

Options on Securities. The funds may write covered call options and enter into closing transactions with respect thereto. The principal reason for writing covered call options on securities is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. In return for a premium, the writer of a covered call option forfeits the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). Nevertheless, the call writer retains the risk of a decline in the price of the underlying security. The size of the premiums a fund may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

Options written by the funds normally will have expiration dates between one and nine months from the date they are written. The exercise price of the options may be below ("in-the-money"), equal to ("at-the-money"), or above ("out-of-the-money") the market values of the underlying securities at the times the options are written. A fund may write (a) in-the-money call options when SSB Citi expects that the price of the underlying security will remain flat or decline moderately during the option period, (b) at-the-money call options when SSB Citi expects that the price of the underlying security will remain flat or advance moderately during the option period and (c) out-of-the-money call options when SSB Citi expects that the price of the underlying security may increase but not above a price equal to the sum of the exercise price plus the premiums received from writing the call option. In any of the preceding situations, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received.

So long as the obligation of a fund as the writer of an option continues, the fund may be assigned an exercise notice by the broker-dealer through which the option was sold requiring the fund to deliver the underlying security against payment of the exercise price. This obligation terminates when the option expires or the fund effects a closing purchase transaction. A fund can no longer effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice. To secure its obligation to deliver the underlying security when it writes a call option, a fund will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (the "Clearing Corporation") and of the domestic securities exchange on which the option is written.

An option position may be closed out only where there exists a secondary market for an option of the same series on a securities exchange or in the over-the-counter market. Social Awareness Fund expects to write options only on domestic securities exchanges. A fund may realize a profit or loss upon entering into a closing transaction. In cases in which a fund has written an option, it will realize a profit if the cost of the closing purchase transaction is less than the premium received upon writing the original option and will incur a loss if the cost of the closing purchase transaction exceeds the premium received upon writing the original option.

Although Social Awareness Fund generally will write only those options for which SSB Citi believes there is an active secondary market so as to facilitate closing transactions, there is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, have at times rendered certain of the facilities of the Clearing Corporation and the domestic securities exchanges inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that otherwise may interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, a fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

Securities exchanges have established limitations governing the maximum number of calls and puts of each class that may be held or written, or exercised within certain time periods, by an investor or group of investors acting in concert (regardless of whether the options are written on the same or different national securities exchanges or are held, written or exercised in one or more accounts or through one or more brokers). It is possible that the funds and other clients of SSB Citi and certain of its affiliates may be considered to be such a group. A securities exchange may order the liquidation of positions found to be in violation of these limits and it may impose certain other sanctions.

In the case of options written by a fund that are deemed covered by virtue of the fund's holding convertible or exchangeable preferred stock or debt securities, the time required to convert or exchange and obtain physical delivery of the underlying common stocks with respect to which the fund has written options may exceed the time within which the fund must make delivery in accordance with an exercise notice. In these instances, a fund may purchase or temporarily borrow the underlying securities for purposes of physical delivery. By so doing, the fund will not bear any market risk because the fund will have the absolute right to receive from the issuer of the underlying securities an equal number of shares to replace the borrowed stock, but the fund may incur additional transaction costs or interest expense in connection with any such purchase or borrowing.

Futures and Options on Futures. When deemed advisable by SSB Citi, each fund may enter into interest rate futures contracts, stock index futures contracts and related options that are traded on a domestic exchange or board of trade. These transactions will be made solely for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and market conditions, as the case may be. All futures and options contracts will be entered into only when the transactions are economically appropriate for the reduction of risks inherent in the management of the fund.

An interest rate futures contract provides for the future sale by the one party and the purchase by the other party of a specified amount of a particular financial instrument (debt security) at a specified price, date, time and place. A stock index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally entered into. Stock index futures contracts are based on indexes that reflect the market value of common stock of the companies included in the indexes. An option on an interest rate or stock index contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time prior to the expiration date of the option.

In entering into transactions involving futures contracts and options on futures contracts, the funds will comply with applicable requirements of the Commodities Futures Trading Commission (the "CFTC") which require that transactions in futures and options be engaged in for "bona fide hedging" purposes or other permitted purposes, provided that aggregate initial margin deposits and premiums required to establish positions, other than those considered by the CFTC to be a "bona fide hedging," will not exceed 5% of the fund's net asset value, after taking into account unrealized profits and unrealized losses on any such contracts.
In addition, with respect to long positions in futures or options on futures, each fund will set aside cash, short-term U.S. debt obligations or other U.S. dollar denominated high quality short-term money market instruments in an amount equal to the underlying commodity value of those positions.

The use of futures contracts and options on futures contracts as a hedging device involves several risks. There can be no assurance that there will be a correlation between price movements in the underlying securities or index on the one hand, and price movements in the securities that are the subject of the hedge, on the other hand. Positions in futures contracts and options on futures contracts may be closed out only on the exchange or board of trade on which they were entered into, and there can be no assurance that an active market will exist for a particular contract or option at any particular time.

Other Investments

Foreign Securities. As described above, each fund may invest a portion of its assets in securities of foreign issuers, including securities denominated in foreign currencies. These investments involve certain risks not ordinarily associated with investments in securities of domestic issuers. These risks are described in "Risk Factors" below.

American, European, Global and Continental Depositary Receipts. Each fund may invest in securities of foreign issuers in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"). These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are U.S. dollar-denominated receipts typically issued by a domestic bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are receipts issued in Europe typically by non-U.S. banks and trust companies that evidence ownership of either foreign or domestic securities. Generally, ADRs in registered form are designed for use in U.S. securities markets and EDRs and CDRs in bearer form are designed for use in European securities markets.

ADRs are publicly traded on exchanges or over-the-counter in the United States and are issued through "sponsored" or "unsponsored" arrangements. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary's transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligation and the depositary's transaction fees are paid by the ADR holders. In addition, less information is available in the United States about an unsponsored ADR than about a sponsored ADR, and the financial information about a company may not be as reliable for an unsponsored ADR as it is for a sponsored ADR. The funds may invest in ADRs through both sponsored and unsponsored arrangements.

Eurodollar or Yankee Obligations. Each fund may invest in Eurodollar and Yankee obligations. Eurodollar bank obligations are dollar denominated debt obligations issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee obligations are dollar denominated obligations issued in the U.S. capital markets by foreign issuers. Eurodollar (and to a limited extent, Yankee) obligations are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar denominated funds from flowing across its borders. Other risks include: adverse political and economic developments in a foreign country; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and expropriation or nationalization of foreign issuers.

Lending of Portfolio Securities. Consistent with applicable regulatory requirements each fund has the ability to lend portfolio securities to brokers, dealers and other financial organizations. A fund will not lend portfolio securities to Salomon Smith Barney unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be collateralized by cash, letters of credit or U.S. government securities that are maintained at all times in a segregated account in an amount equal to 100% of the current market value of the loaned securities. From time to time, a fund may pay a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party that is unaffiliated with the fund and that is acting as a "finder."

By lending its securities, a fund can increase its income by continuing to receive interest or dividends on the loaned securities as well as by either investing the cash collateral in short-term instruments or obtaining yield in the form of interest paid by the borrower when U.S. government securities are used as collateral. A fund will comply with the following conditions whenever its portfolio securities are loaned: (a) the fund must receive at least 100% cash collateral or equivalent securities from the borrower; (b) the borrower must increase such collateral whenever the market value of the securities loaned rises above the level of such collateral; (c) the fund must be able to terminate the loan at any time; (d) the fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (e) the fund may pay only reasonable custodian fees in connection with the loan; and (f) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting the investment in the loaned securities occurs, the trust's Board of trustees must terminate the loan and regain the right to vote the securities. The risks in lending portfolio securities, as with other extensions of secured credit, consist of a possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will be made to firms deemed by SSB Citi to be of good standing and will not be made unless, in its judgment, the consideration to be earned from such loans would justify the risk.

Reverse Repurchase Agreements. In order to generate additional income, the funds may engage in reverse repurchase agreement transactions with banks, broker-dealers and other financial intermediaries. Reverse repurchase agreements are the same as repurchase agreements except that, in this instance, a fund would assume the role of seller/borrower in the transaction. Each fund will maintain segregated accounts consisting of cash or liquid securities that at all time are in an amount equal to its obligations under reverse repurchase agreements. Each fund will invest the proceeds in other money market instruments or repurchase agreements maturing not later than the expiration of the reverse repurchase agreement. Reverse repurchase agreements involve the risk that the market value of the securities sold by a fund may decline below the repurchase price of the securities.

Illiquid Securities. Up to 15% of the assets of each fund may be invested in illiquid securities, including (a) repurchase agreements with maturities greater than seven days, (b) futures contracts and options thereon for which a liquid secondary market does not exist, (c) time deposits maturing in more than seven calendar days and (d) securities of new and early stage companies whose securities are not publicly traded. Social Awareness Fund has no present intention to invest more than 10% of its assets in the aggregate in illiquid securities.

Venture Capital Investments (Social Awareness Fund). Social Awareness Fund may invest up to 5% of its total assets in venture capital investments, that is, new and early stage companies whose securities are not publicly traded. Venture capital investments may present significant opportunities for capital appreciation but involve a high degree of business and financial risk that can result in substantial losses. The disposition of U.S. venture capital investments, which may include limited partnership interests, normally would be restricted under Federal securities laws. Generally, restricted securities may be sold only in privately negotiated transactions or in public offerings registered under the Securities Act of 1933, as amended. The fund also may be subject to restrictions contained in the securities laws of other countries in disposing of portfolio securities. As a result of these restrictions, the fund may be unable to dispose of such investments at times when disposal is deemed appropriate due to investment or liquidity considerations; alternatively, the fund may be forced to dispose of such investments at less than fair market value. Where registration is required, the fund may be obligated to pay part or all of the expenses of such registration.

Risk Factors

The following risk factors are intended to supplement the risks described above and those in the funds' prospectuses.

General. Investors should realize that risk of loss is inherent in the ownership of any securities and that each fund's net asset value will fluctuate, reflecting fluctuations in the market value of its portfolio positions.

Warrants. Because a warrant does not carry with it the right to dividends or voting rights with respect to the securities the warrant holder is entitled to purchase, and because a warrant does not represent any rights to the assets of the issuer, a warrant may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying security and a warrant ceases to have value if it is not exercised prior to its expiration date. The investment in warrants, valued at the lower of cost or market, may not exceed 5% of the value of the fund's net assets. Included within that amount, but not to exceed 2% of the value of the fund's net assets, may be warrants that are not listed on the NYSE or the American Stock Exchange. Warrants acquired by the fund in units or attached to securities may be deemed to be without value.

Securities of Unseasoned Issuers. Securities in which the funds may invest may have limited marketability and, therefore, may be subject to wide fluctuations in market value. In addition, certain securities may be issued by companies that lack a significant operating history and are dependent on products or services without an established market share.

Fixed Income Securities. Investments in fixed income securities may subject the funds to risks, including the following.

Interest Rate Risk. When interest rates decline, the market value of fixed income securities tends to increase. Conversely, when interest rates increase, the market value of fixed income securities tends to decline. The volatility of a security's market value will differ depending upon the security's duration, the issuer and the type of instrument.

Default Risk/Credit Risk. Investments in fixed income securities are subject to the risk that the issuer of the security could default on its obligations, causing a fund to sustain losses on such investments. A default could impact both interest and principal payments.

Call Risk and Extension Risk. Fixed income securities may be subject to both call risk and extension risk. Call risk exists when the issuer may exercise its right to pay principal on an obligation earlier than scheduled, which would cause cash flows to be returned earlier than expected. This typically results when interest rates have declined and a fund will suffer from having to reinvest in lower yielding securities. Extension risk exists when the issuer may exercise its right to pay principal on an obligation later than scheduled, which would cause cash flows to be returned later than expected. This typically results when interest rates have increased, and a fund will suffer from the inability to invest in higher yield securities.

Lower Rated Fixed Income Securities. Securities which are rated BBB by S&P or Baa by Moody's are generally regarded as having adequate capacity to pay interest and repay principal, but may have some speculative characteristics. Securities rated below Baa by Moody's or BBB by S&P may have speculative characteristics, including the possibility of default or bankruptcy of the issuers of such securities, market price volatility based upon interest rate sensitivity, questionable creditworthiness and relative liquidity of the secondary trading market. Because high yield bonds have been found to be more sensitive to adverse economic changes or individual corporate developments and less sensitive to interest rate changes than higher-rated investments, an economic downturn could disrupt the market for high yield bonds and adversely affect the value of outstanding bonds and the ability of issuers to repay principal and interest. In addition, in a declining interest rate market, issuers of high yield bonds may exercise redemption or call provisions, which may force a fund, to the extent it owns such securities, to replace those securities with lower yielding securities. This could result in a decreased return.

Repurchase Agreements. The fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the fund is delayed in or prevented from exercising its rights to dispose of the underlying securities, including the risk of a possible decline in the value of the underlying securities during the period in which the fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or a part of the income from the agreement.

Foreign Securities. Investments in securities of foreign issuers involve certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. Since each fund will invest heavily in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will, to the extent the fund does not adequately hedge against such fluctuations, affect the value of securities in its portfolio and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.

There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies. Foreign securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets, and securities of many foreign companies are less liquid and their price more volatile than securities of comparable U.S. companies. Transaction costs on foreign securities markets are generally higher than in the U.S. There is generally less government supervision and regulation of exchanges, brokers and issuers than there is in the U.S. A fund might have greater difficulty taking appropriate legal action in foreign courts. Dividend and interest income from foreign securities will generally be subject to withholding taxes by the country in which the issuer is located and may not be recoverable by the fund or the investors. Capital gains are also subject to taxation in some foreign countries.

Economic and Monetary Union (EMU). EMU began on January 1, 1999 when 11 European countries adopted a single currency-the Euro.
EMU may create new economic opportunities for investors, such as lower interest rates, easier cross-border mergers, acquisitions and similar restructurings, more efficient distribution and
product packaging and greater competition.   Budgetary decisions
remain in the hands of each participating country, but are subject to each country's commitment to avoid "excessive deficits" and other more specific budgetary criteria. A European Central Bank is responsible for setting the official interest rate within the Euro zone. EMU and the introduction of the Euro, however, present unique risks and uncertainties for investors in EMU-participating countries, including: (I) monetary and economic union on this scale has never before been attempted; (ii) there is uncertainty whether participating countries will remain committed to EMU in the face of changing economic conditions; (iii) instability within EMU may increase the volatility of European markets and may adversely affect the prices of securities of European issuers in the funds'portfolios; (iv) there is uncertainty concerning the fluctuation of the Euro relative to non-Euro currencies during the transition period from January 1, 1999 to December 31, 2000, and beyond; and (v) there is no assurance that interest rate, tax and labor regimes of EMU-participating countries will converge over time. These and other factors may cause market disruption and could adversely affect European securities and currencies held by the portfolios.

Currency Risks. The U.S. dollar value of securities denominated in a foreign currency will vary with changes in currency exchange rates, which can be volatile. Accordingly, changes in the value of the currency in which a fund's investments are denominated relative to the U.S. dollar will affect the fund's net asset value. Exchange rates are generally affected by the forces of supply and demand in the international currency markets, the relative merits of investing in different countries and the intervention or failure to intervene of U.S. or foreign governments and central banks. However, currency exchange rates may fluctuate based on factors intrinsic to a country's economy. Some emerging market countries also may have managed currencies, which are not free floating against the U.S. dollar. In addition, emerging markets are subject to the risk of restrictions upon the free conversion of their currencies into other currencies. Any devaluations relative to the U.S. dollar in the currencies in which a fund's securities are quoted would reduce the fund's net asset value per share.

Special Risks of Countries in the Asia Pacific Region.   Certain
of the risks associated with international investments are heightened for investments in these countries. For example, some of the currencies of these countries have experienced devaluations relative to the U.S. dollar, and adjustments have been made periodically in certain of such currencies. Certain countries, such as Indonesia, face serious exchange constraints. Jurisdictional disputes also exist, for example, between South Korea and North Korea. In addition, Hong Kong reverted to Chinese administration on July 1, 1997. The long-term effects of this reversion are not known at this time.

Securities of Developing/Emerging Markets Countries.   A
developing or emerging markets country generally is considered to be a country that is in the initial stages of its industrialization cycle. Investing in the equity markets of developing countries involves exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability, than those of developed countries. Historical experience indicates that the markets of developing countries have been more volatile than the markets of the more mature economies of developed countries; however, such markets often have provided higher rates of return to investors.

One or more of the risks discussed above could affect adversely the economy of a developing market or a fund's investments in such a market. In Eastern Europe, for example, upon the accession to power of Communist regimes in the past, the governments of a number of Eastern European countries expropriated a large amount of property. The claims of many property owners against those of governments may remain unsettled. There can be no assurance that any investments that a fund might make in such emerging markets would not be expropriated, nationalized or otherwise confiscated at some time in the future. In such an event, the fund could lose its entire investment in the market involved. Moreover, changes in the leadership or policies of such markets could halt the expansion or reverse the liberalization of foreign investment policies now occurring in certain of these markets and adversely affect existing investment opportunities.

Many of a fund's investments in the securities of emerging markets may be unrated or rated below investment grade. Securities rated below investment grade (and comparable unrated securities) are the equivalent of high yield, high risk bonds, commonly known as "junk bonds." Such securities are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk exposure to adverse business, financial, economic, or political conditions.

Derivative Instruments. In accordance with its investment policies, each fund may invest in certain derivative instruments which are securities or contracts that provide for payments based on or "derived" from the performance of an underlying asset, index or other economic benchmark. Essentially, a derivative instrument is a financial arrangement or a contract between two parties (and not a true security like a stock or a bond). Transactions in derivative instruments can be, but are not necessarily, riskier than investments in conventional stocks, bonds and money market instruments. A derivative instrument is more accurately viewed as a way of reallocating risk among different parties or substituting one type of risk for another. Every investment by a fund, including an investment in conventional securities, reflects an implicit prediction about future changes in the value of that investment. Every fund investment also involves a risk that the portfolio manager's expectations will be wrong. Transactions in derivative instruments often enable a fund to take investment positions that more precisely reflect the portfolio manager's expectations concerning the future performance of the various investments available to the fund. Derivative instruments can be a legitimate and often cost-effective method of accomplishing the same investment goals as could be achieved through other investment in conventional securities.

Derivative contracts include options, futures contracts, forward contracts, forward commitment and when-issued securities transactions, forward foreign currency exchange contracts and interest rate, mortgage and currency transactions. The following are the principal risks associated with derivative instruments.

Market risk. The instrument will decline in value or that an alternative investment would have appreciated more, but this is no different from the risk of investing in conventional securities.

Leverage and associated price volatility. Leverage causes increased volatility in the price and magnifies the impact of adverse market changes, but this risk may be consistent with the investment objective of even a conservative fund in order to achieve an average portfolio volatility that is within the expected range for that type of fund.

Credit risk. The issuer of the instrument may default on its obligation to pay interest and principal.

Liquidity and valuation risk. Many derivative instruments are traded in institutional markets rather than on an exchange. Nevertheless, many derivative instruments are actively traded and can be priced with as much accuracy as conventional securities. Derivative instruments that are custom designed to meet the specialized investment needs of a relatively narrow group of institutional investors such as the funds are not readily marketable and are subject to a fund's restrictions on illiquid investments.

Correlation risk. There may be imperfect correlation between the price of the derivative and the underlying asset. For example, there may be price disparities between the trading markets for the derivative contract and the underlying asset.

Each derivative instrument purchased for a fund's portfolio is reviewed and analyzed by the fund's portfolio manager to assess the risk and reward of such instrument in relation the fund's portfolio investment strategy. The decision to invest in derivative instruments or conventional securities is made by measuring the respective instrument's ability to provide value to the fund and its shareholders.

Special Risks of Writing Options. Option writing for the fund may be limited by position and exercise limits established by national securities exchanges and by requirements of the Code for qualification as a regulated investment company. In addition to writing covered call options to generate current income, the fund may enter into options transactions as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss on a portfolio position with a gain on the hedge position; at the same time, however, a properly correlated hedge will result in a gain on the portfolio position being offset by a loss on the hedge position. The fund bears the risk that the prices of the securities being hedged will not move in the same amount as the hedge. The fund will engage in hedging transactions only when deemed advisable by SSB Citi. Successful use by the fund of options will be subject to SSB Citi's ability to predict correctly movements in the direction of the stock or index underlying the option used as a hedge. Losses incurred in hedging transactions and the costs of these transactions will affect the fund's performance.

The ability of the fund to engage in closing transactions with respect to options depends on the existence of a liquid secondary market. While the fund generally will write options only if a liquid secondary market appears to exist for the options purchased or sold, for some options no such secondary market may exist or the market may cease to exist. If the fund cannot enter into a closing purchase transaction with respect to a call option it has written, the fund will continue to be subject to the risk that its potential loss upon exercise of the option will increase as a result of any increase in the value of the underlying security. The fund could also face higher transaction costs, including brokerage commissions, as a result of its options transactions.

Special Risks of Using Futures Contracts. The prices of Futures Contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

At best, the correlation between changes in prices of Futures Contracts and of the securities or currencies being hedged can be only approximate. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for Futures and for debt securities or currencies, including technical influences in Futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard Futures Contracts available for trading, with respect to interest rate levels, maturities, and creditworthiness of issuers. A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest rate trends.

Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount invested in the Futures Contract. A fund, however, would presumably have sustained comparable losses if, instead of the Futures Contract, it had invested in the underlying financial instrument and sold it after the decline. Where a fund enters into Futures transactions for non-hedging purposes, it will be subject to greater risks and could sustain losses which are not offset by gains on other fund assets.

Furthermore, in the case of a Futures Contract purchase, in order to be certain that each fund has sufficient assets to satisfy its obligations under a Futures Contract, the fund segregates and commits to back the Futures Contract an amount of cash and liquid securities equal in value to the current value of the underlying instrument less the margin deposit.

Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract prices during a single trading day. The daily limit establishes the maximum amount the price of a Futures Contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of Futures positions and subjecting some Futures traders to substantial losses.

Portfolio Turnover.   Each fund may purchase or sell securities
without regard to the length of time the security has been held and thus may experience a high rate of portfolio turnover. A 100% turnover rate would occur, for example, if all the securities in a portfolio were replaced in a period of one year. A fund may experience a high rate of portfolio turnover if, for example, it writes a substantial number of covered call options and the market prices of the underlying securities appreciate. The rate of portfolio turnover is not a limiting factor when SSB Citi deems it desirable to purchase or sell securities or to engage in options transactions. High portfolio turnover involves correspondingly greater transaction costs, including any brokerage commissions, which are borne directly by the respective fund and may increase the recognition of short-term, rather than long-term, capital gains if securities are held for one year or less and may therefore increase shareholders' liability for applicable income taxes on resulting distributions.


Investment Restrictions

The trust has adopted the following investment restrictions for the protection of shareholders. Restrictions 1 through 6 below have been adopted by the trust with respect to each fund as fundamental policies. Under the 1940 Act, a fundamental policy of a fund may not be changed without the vote of a majority of the fund's outstanding voting securities, as defined in the 1940 Act. Such majority is defined as the lesser of (a) 67% or more of the shares present at the meeting, if the holders of more than 50% of the outstanding shares of the fund are present or represented by proxy, or (b) more than 50% of the outstanding shares. Investment restrictions 7 through 14 may be changed by vote of a majority of the trust's board of trustees at any time.

Under the investment policies adopted by the trust a fund may not:

1. Invest in a manner that would cause it to fail to be a "diversified company" under the 1940 Act and the rules, regulations and orders thereunder.

2. Invest more than 25% of its total assets in securities, the issuers of which conduct their principal business activities in the same industry. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

3. Borrow money, except that (a) the fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (b) the fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), the fund will be limited so that no more than 331/3% of the value of its total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed), is derived from such transactions.

4. Make loans. This restriction does not apply to: (a) the purchase of debt obligations in which the fund may invest consistent with its investment objectives and policies; (b) repurchase agreements; and (c) loans of its portfolio securities, to the fullest extent permitted under the 1940
Act.

5. Purchase or sell real estate, real estate mortgages, commodities or commodity contracts, but this restriction shall not prevent the fund from (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held; (c) trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the funds' investment objective and policies); or (d) investing in real estate investment trust securities.

6. Engage in the business of underwriting securities issued by other persons, except to the extent that the fund may technically be deemed to be an underwriter under the Securities Act of 1933, as amended, in disposing of portfolio securities.

7. Purchasing securities on margin. For purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts or related options will not be deemed to be a purchase of securities on margin by any fund permitted to engage in transactions in futures contracts or related options.

8. Making short sales of securities or maintaining a short position.

9. Pledging, hypothecating, mortgaging or otherwise encumbering more than 10% of the value of the fund's total assets. For purposes of this restriction, (a) the deposit of assets in escrow in connection with the writing of covered call options and (b) collateral arrangements with respect to (i) the purchase and sale of options on stock indices and (ii) initial or variation margin for futures contracts, will not be deemed to be pledges of a fund's assets.

10. Investing in oil, gas or other mineral exploration or development programs, except that the fund may invest in the securities of companies that invest in or sponsor those programs.

11. Writing or selling puts, calls, straddles, spreads or combinations thereof, except that Social Awareness Fund may write covered call options.

12. Purchasing illiquid securities (such as repurchase agreements with maturities in excess of seven days) or other securities that are not readily marketable if more than 15% of the total assets of the fund would be invested in such securities.

13. Making investments for the purpose of exercising control or management.

14. Purchasing or retaining securities of any company if, to the knowledge of the trust, any of a fund's officers or trustees of the trust or any officer or director of the fund's adviser individually owns more than 1/2 of 1% of the outstanding securities of such company and together they own beneficially more than 5% of such securities.

The trust may make commitments more restrictive than the restrictions listed above with respect to a fund so as to permit the sale of shares of the fund in certain states. Should the trust determine that any such commitment is no longer in the best interests of a fund and its shareholders, the trust will revoke the commitment by terminating the sale of shares of the fund in the relevant state. The percentage limitations contained in the restrictions listed above apply at the time of purchases of securities.

Portfolio Turnover

The funds do not intend to seek profits through short-term trading. Nevertheless, the funds will not consider turnover rate a limiting factor in making investment decisions.

Under certain market conditions, a fund may experience increased portfolio turnover as a result of its options activities. For instance, the exercise of a substantial number of options written by a fund (because of appreciation of the underlying security in the case of call options or depreciation of the underlying security in the case of put options) could result in a turnover rate in excess of 100%. In addition, Social Awareness Fund may experience increased portfolio turnover as a result of the asset allocation strategy it employs and the Large Cap Blend Fund's disciplined sell strategy may result in an increased portfolio turnover. The portfolio turnover rate of a fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of portfolio securities. Securities with remaining maturities of one year or less on the date of acquisition are excluded from the calculation.

For the fiscal years ended January 31, 1998, 1999 and 2000, the portfolio turnover rates of the funds were as follows:

Fund
1998
1999
2000
Social Awareness
Fund
62%
36%
43%
Large Cap Blend Fund
17%
29%
53%

Portfolio Transactions

Most of the purchases and sales of securities for a fund, whether transacted on a securities exchange or in the over-the-counter market, will be effected in the primary trading market for the securities. The primary trading market for a given security generally is located in the country in which the issuer has its principal office. Decisions to buy and sell securities for a fund are made by SSB Citi, which also is responsible for placing these transactions, subject to the overall review of the trust's trustees.

Although investment decisions for each fund are made independently from those of the other accounts managed by SSB Citi, investments of the type the fund may make also may be made by those other accounts. When a fund and one or more other accounts managed by SSB Citi are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by SSB Citi to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by a fund or the size of the position obtained or disposed of by the fund.

Transactions on domestic stock exchanges and some foreign stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. On most foreign exchanges, commissions are generally fixed. There is generally no stated commission in the case of securities traded in domestic or foreign over-the-counter markets, but the prices of those securities include undisclosed commissions or mark-ups. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. U.S. government securities are generally purchased from underwriters or dealers, although certain newly issued U.S. government securities may be purchased directly from the United States Treasury or from the issuing agency or instrumentality, respectively.

The following table sets forth certain information regarding the payment of brokerage commissions by the Social Awareness Fund and the Large Cap Blend Fund:


Fiscal Year
Ended January
31
Social
Awareness
Fund
Large Cap
Blend Fund

Total Brokerage
Commissions
1998
	218,633
	$169,715

1999
2000
	169,611
	245,955

	304,444
	168,235





Commissions paid to
Salomon Smith Barney

1998

	7,578

	1,500

1999
	0
	5,463

2000
	3,000
	6,022




% of Total Brokerage
Commissions paid to
Salomon Smith Barney



1999
2000


	1.22%


	3.58%




% of Total Transactions
involving Commissions
paid to Salomon Smith
Barney


2000


0.89%


	2.14%

The total brokerage commissions paid by the funds for each fiscal year vary primarily because of increases or decreases in the funds' volume of securities transactions on which brokerage commissions are charged.

In selecting brokers or dealers to execute portfolio transactions on behalf of a fund, SSB Citi seeks the best overall terms available. In assessing the best overall terms available for any transaction, SSB Citi will consider the factors SSB Citi deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and the execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, each advisory agreement between the trust and SSB Citi relating to a fund authorizes SSB Citi, in selecting brokers or dealers to execute a particular transaction and in evaluating the best overall terms available, to consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to the fund, the other funds and/or other accounts over which SSB Citi or its affiliates exercise investment discretion. For the fiscal year ended January 31, 2000, the Social Awareness Fund and Large Cap Blend Fund directed brokerage transactions totaling $47,591,154 and $16,290,342, respectively, to brokers because of research services provided. The amount of brokerage commissions paid on such transactions for the Social Awareness Fund and Large Cap Blend Fund total $68,925 and $19,950, respectively. The fees under the advisory agreements relating to the funds between the trust and SSB Citi are not reduced by reason of their receiving such brokerage and research services. The trust's board of trustees periodically will review the commissions paid by the funds to determine if the commissions paid over representative periods of time were reasonable in relation to the benefits inuring to the funds.

To the extent consistent with applicable provisions of the 1940 Act and the rules and exemptions adopted by the SEC thereunder, the board of trustees has determined that transactions (including commodities transactions) for a fund may be executed through Salomon Smith Barney and other affiliated broker-dealers if, in the judgment of SSB Citi, the use of such broker-dealer is likely to result in price and execution at least as favorable as those of other qualified broker-dealers, and if, in the transaction, such broker-dealer charges the fund a rate consistent with that charged to comparable unaffiliated customers in similar transactions. Salomon Smith Barney may directly execute such transactions for the funds on the floor of any national securities exchange, provided (a) the board of trustees has expressly authorized Salomon Smith Barney to effect such transactions, and (b) Salomon Smith Barney annually advises the trust of the aggregate compensation it earned on such transactions. Over-the-counter purchases and sales are transacted directly with principal market makers except when better prices and executions may be obtained elsewhere. The funds may, from time to time, in accordance with an exemptive order granted by the SEC, enter into principal transactions involving certain money market instruments with Salomon Smith Barney and certain Salomon Smith Barney affiliated dealers.

The funds will not purchase any security, including U.S.
government securities, during the existence of any underwriting or selling group relating thereto of which Salomon Smith Barney is a member, except to the extent permitted by the SEC.


PURCHASE, EXCHANGE AND REDEMPTION OF SHARES

Purchase of Shares

General. Social Awareness Fund offers four Classes of shares:
Classes A, B, L, and Y. Large Cap Blend Fund offers five Classes of shares: Classes A, B, L, O, and Y. Class A, Class L and Class O shares are sold to investors with an initial sales charge. Class B shares are sold without an initial sales charge but are subject to a deferred sales charge payable upon certain redemptions. Class L and Class O shares are also subject to a deferred sales charge payable upon certain redemptions. Class Y shares are sold without an initial sales charge or a deferred sales charge and are available only to investors investing a minimum of $15,000,000. See the prospectuses for a discussion of factors to consider in selecting which Class of shares to purchase. Class O shares are available for purchase only by shareholders who owed Class C shares of the Large Cap Blend Fund on June 12, 1998.

Investors in Class A, Class B, Class L and Class O shares may open an account by making an initial investment in the fund of at least $1,000 for each account, or $250 for an IRA or a Self-Employed Retirement Plan. Investors in Class Y shares may open an account by making an initial investment of $15,000,000. Subsequent investments of at least $50 may be made for all classes. For participants in retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Code, the minimum initial and subsequent investment requirement for Class A, Class B, Class L and Class O shares and the subsequent investment requirement for all Classes in the fund is $25. For shareholders purchasing shares of the fund through the Systematic Investment Plan on a monthly basis, the minimum initial investment requirement for Class A, Class B, Class L and Class O shares and the subsequent investment requirement for all Classes is $25. For shareholders purchasing shares of the fund through the Systematic Investment Plan on a quarterly basis, the minimum initial investment requirement for Class A, Class B, Class L and Class O shares and the subsequent investment requirement for all Classes is $50. There are no minimum investment requirements in Class A shares for employees of Citigroup and its subsidiaries, including Salomon Smith Barney, unit holders who invest distributing from a Unit Investment Trust ("UIT") sponsored by Salomon Smith Barney, directors or trustees of any of the Smith Barney Mutual Funds, and their spouses and children. The funds reserve the right to waive or change minimums, to decline any order to purchase their shares and to suspend the offering of shares from time to time. Shares purchased will be held in the shareholder's account by the transfer agent. Share certificates are issued only upon a shareholder's written request to the transfer agent.

Salomon Smith Barney Accounts. Purchases of shares of the funds must be made through a brokerage account maintained with Salomon Smith Barney, an introducing broker or an investment dealer in the selling group. In addition, certain investors, including qualified retirement plans and certain other institutional investors, may purchase shares directly from the funds through the transfer agent. When purchasing shares of a fund, investors must specify whether the purchase is for Class A, Class B, Class L, Class O or Class Y shares. Salomon Smith Barney and other broker/dealers may charge their customers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds shares. Accounts held directly at the transfer agent are not subject to a maintenance fee.

Purchase orders received by a fund or Salomon Smith Barney prior to the close of regular trading on the NYSE, on any day the fund calculates its net asset value, are priced according to the net asset value determined on that day (the "trade date"). Orders received by dealers or introducing brokers prior to the close of regular trading on the NYSE on any day the fund calculate its net asset value, are priced according to the net asset value determined on that day, provided the order is received by the fund's agent prior to the agent's close of business. For shares purchased through Salomon Smith Barney and introducing brokers purchasing through Salomon Smith Barney, payment for shares of the fund is due on the third business day after the trade date. In all other cases, payment must be made with the purchase order.

PFS ACCOUNTS

Each Fund offers two Classes of shares to investors purchasing through PFS Accounts. Class A shares are sold to investors with an initial sales charge and Class B shares are sold without an initial sales charge but are subject to a deferred sales charge payable upon certain redemptions.

Initial purchases of shares of each Fund must be made through a PFS Investments Registered Representative by completing the appropriate application. The completed application should be forwarded to the Sub-Transfer Agent, P.O. Box 105033, Atlanta, Georgia 30348-5033. Checks drawn on foreign banks must be payable in U.S. dollars and have the routing number of the U.S. bank encoded on the check. Subsequent investments may be sent directly to the Sub-Transfer Agent. In processing applications and investments, the Transfer Agent acts as agent for the investor and for PFS Investments and also as agent for the Distributor, in accordance with the terms of the Prospectus. If the Transfer Agent ceases to act as such, a successor company named by the Trust will act in the same capacity so long as the account remains open.

Shares purchased will be held in the shareholder's account by the Sub-Transfer Agent. Share certificates are issued only upon a shareholder's written request to the Sub-Transfer Agent. A shareholder who has insufficient funds to complete any purchase, will be charged a fee of $30 per returned purchase by PFS or the Sub-Transfer Agent.

Initial purchases of Fund shares may be made by wire. The minimum investment that can be made by wire is $10,000. Before sending the wire, the PFS Investments Inc. Registered Representative must contact the Sub-Transfer Agent at (800) 665-8677 to obtain proper wire instructions. Once an account is open, a shareholder may make additional investments by wire. The shareholder should contact the Sub-Transfer Agent at (800) 544-5445 to obtain proper wire instructions.

Shareholders who establish telephone transaction authority on their account and supply bank account information may make additions to their accounts at any time. Shareholders should contact the Sub-Transfer Agent at (800) 544-5445 between 8:00 a.m. and 8:00 p.m. eastern time any day that the NYSE is open. If a shareholder does not wish to allow telephone subsequent investments by any person in his account, he should decline the telephone transaction option on the account application. The minimum telephone subsequent investment is $250 and can be up to a maximum of $10,000. By requesting a subsequent purchase by telephone, you authorize the Sub-Transfer agent to transfer funds from the bank account provided for the amount of the purchase. A shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $30 by PFS or the Sub-Transfer Agent. A shareholder who places a stop payment on a transfer or the transfer is returned because the account has been closed, will also be charged a fee of up to $30 by PFS or the Sub-Transfer Agent. Subsequent investments by telephone may not be available if the shareholder cannot reach the Sub-Transfer Agent whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use the Fund's regular subsequent investment procedure described above.

Additional information regarding the sub-transfer agent's services may be obtained by contacting the Client Services Department at
(800) 544-5445.

Other Accounts. Each Fund offers two Classes of shares to investors purchasing through Other Accounts: Class A shares and Class B shares.

Each Service Agent has agreed to transmit to its customers who are shareholders of the Fund appropriate prior written disclosure of any fees that it may charge them directly. Each Service Agent is responsible for transmitting promptly orders of its customers. Your Service agent is the shareholder of record for the shares of the Fund you own.

Additional General Information

Systematic Investment Plan. Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic Investment Plan. Under the Systematic Investment Plan, Salomon Smith Barney or your agent is authorized through preauthorized transfers of at least $25 on a monthly basis or at least $50 on a quarterly basis to charge the regular bank account or other financial institution indicated by the shareholder, to provide systematic additions to the shareholder's fund account. A shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $25 by Salomon Smith Barney, PFS Investments or Citicorp Investment Services. The Systematic Investment Plan also authorizes Salomon Smith Barney to apply cash held in the shareholder's Salomon Smith Barney brokerage account or redeem the shareholder's shares of a Smith Barney money market fund to make additions to the account. Additional information is available from the Fund, a Salomon Smith Barney Financial Consultant, a Citibank Service Agent or a PFS Registered Representative.


Initial Sales Charge Alternative - Class A Shares. The sales charges applicable to purchases of Class A shares of the funds are as follows:

Amount of
Investment
Sales Charge
as % of
Offering
Price
Sales Charge as
% of Amount Invested
Less than $25,000
5.00%
5.26%
	$ 25,000 -
49,999
4.00
4.17
	50,000 -
99,999
3.50
3.63
	100,000 -
249,999
3.00
3.09
	250,000 -
499,999
2.00
2.04
	500,000 and
over
-0-
-0-

Purchases of Class A shares of $500,000 or more will be made at net asset value without any initial sales charge, but will be subject to a deferred sales charge of 1.00% on redemptions made within 12 months of purchase. The deferred sales charge on Class A shares is payable to Salomon Smith Barney, which compensates Salomon Smith Barney Financial Consultants and other dealers whose clients make purchases of $500,000 or more. The deferred sales charge is waived in the same circumstances in which the deferred sales charge applicable to Class B, Class L and Class O shares is waived. See "Deferred Sales Charge Alternatives" and "Waivers of deferred sales charge.

Members of the selling group may receive up to 90% of the sales charge and may be deemed to be underwriters of a fund as defined in the 1933 Act.

The reduced sales charges shown above apply to the aggregate of purchases of Class A shares of a fund made at one time by any person, which includes an individual and his or her immediate family, or a trustee or other fiduciary of a single trust estate or single fiduciary account.

Initial Sales Charge Alternative - Class L Shares and Class O
Shares . For purchases of Class L and Class O shares, there is a sales charge of 1% of the offering price (1.01% of the net amount invested).

Initial Sales Charge Waivers for Class A Shares. Purchases of Class A shares may be made at net asset value without a sales charge in the following circumstances: (a) sales to (i) board members and employees of Citigroup and its subsidiaries and any Citigroup affiliated funds including the Smith Barney Mutual Funds (including retired board members and employees); the immediate families of such persons (including the surviving spouse of a deceased board member or employee); and to a pension, profit-sharing or other benefit plan for such persons and (ii) employees of members of the National Association of Securities Dealers, Inc., provided such sales are made upon the assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be resold except through redemption or repurchase; (b) offers of Class A shares to any other investment company to effect the combination of such company with the fund by merger, acquisition of assets or otherwise; (c) purchases of Class A shares by any client of a newly employed Salomon Smith Barney Financial Consultant, Citibank Service Agent or PFS Registered Representative (for a period up to 90 days from the commencement of the Financial Consultant's employment with Salomon Smith Barney), on the condition the purchase of Class A shares is made with the proceeds of the redemption of shares of a mutual fund which (i) was sponsored by the Financial Consultant's, Citibank Service Agent's or PFS Registered Representative's prior employer, (ii) was sold to the client by the Financial Consultant, Citibank Service Agent or PFS Registered Representative, and (iii) was subject to a sales charge; (d) purchases by shareholders who have redeemed Class A shares in the fund (or Class A shares of another fund of the Smith Barney Mutual Funds that are offered with a sales charge) and who wish to reinvest their redemption proceeds in the same fund, provided the reinvestment is made within 60 calendar days of the redemption; (e) purchases by accounts managed by registered investment advisory subsidiaries of Citigroup; (f) direct rollovers by plan participants of distributions from a 401(k) plan offered to employees of Citigroup or its subsidiaries or a 401(k) plan enrolled in the Salomon Smith Barney 401(k) Program (Note: subsequent investments will be subject to the applicable sales charge); (g) purchases by separate accounts used to fund certain unregistered variable annuity contracts; (h) investments of distributions from or proceeds from a sale of a UIT sponsored by Salomon Smith Barney; (i) purchases by investors participating in a Salomon Smith Barney fee-based arrangement; and (j) purchases of Class A shares by Section 403(b) or Section 401(a) or (k) accounts associated with Copeland Retirement Programs. In order to obtain such discounts, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase would qualify for the elimination of the sales charge.

Right of Accumulation. Class A shares of the funds may be purchased by "any person"' (as defined above) at a reduced sales charge or at net asset value determined by aggregating the dollar amount of the new purchase and the total net asset value of all Class A shares of the fund and of funds sponsored by Salomon Smith Barney, which are offered with a sales charge, listed under "Exchange Privilege" then held by such person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

Letter of Intent. A Letter of Intent for amounts of $50,000 or more provides an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13 month period, provided that the investor refers to such Letter when placing orders. For purposes of a Letter of Intent, the Amount of Investment as referred to in the preceding sales charge table includes purchases of all Class A shares of the funds and other funds of the Smith Barney Mutual Funds offered with a sales charge over the 13 month period based on the total amount of intended purchases plus the value of all Class A shares previously purchased and still owned. An alternative is to compute the 13 month period starting up to 90 days before the date of execution of a Letter of Intent. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. Please contact a Salomon Smith Barney Financial Consultant, a PFS Registered Representative or a Citibank Service Agent to obtain a Letter of Intent application.

A Letter of Intent may also be used as a way for investors to meet the minimum investment requirement for Class Y shares. The investor must make an initial minimum purchase of $5,000,000 in Class Y shares of the fund and agree to purchase a total of $15,000,000 of Class Y shares of the same fund within 13 months from the date of the Letter. If a total investment of $15,000,000 is not made within the 13-month period, all Class Y shares purchased to date will be transferred to Class A shares, where they will be subject to all fees (including a service fee of 0.25%) and expenses applicable to the fund's Class A shares, which may include a deferred sales charge of 1.00%. Please contact a Salomon Smith Barney Financial Consultant, a PFS Registered Representative or a Citibank Service Agent for further information.

Deferred Sales Charge Alternatives. Deferred sales charge shares are sold at net asset value next determined without an initial sales charge so that the full amount of an investor's purchase payment may be immediately invested in the funds. A deferred sales charge, however, may be imposed on certain redemptions of these shares. "deferred sales charge shares" are: (a) Class B shares;
(b) Class L shares; (c) Class O shares and (d) Class A shares that were purchased without an initial sales charge but subject to a deferred sales charge.

Any applicable deferred sales charge will be assessed on an amount equal to the lesser of the original cost of the shares being redeemed or their net asset value at the time of redemption. deferred sales charge shares that are redeemed will not be subject to a deferred sales charge to the extent that the value of such shares represents: (a) capital appreciation of fund assets; (b) reinvestment of dividends or capital gain distributions; (c) with respect to Class B shares, shares redeemed more than five years after their purchase; or (d) with respect to Class L shares, Class O shares and Class A shares that are deferred sales charge shares, shares redeemed more than 12 months after their purchase.

Class L shares, Class O shares and Class A shares that are deferred sales charge shares are subject to a 1.00% deferred sales charge if redeemed within 12 months of purchase. In circumstances in which the deferred sales charge is imposed on Class B shares, the amount of the charge will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. Solely for purposes of determining the number of years since a purchase payment, all purchase payments made during a month will be aggregated and deemed to have been made on the last day of the preceding Salomon Smith Barney statement month. The following table sets forth the rates of the charge for redemptions of Class B shares by shareholders, except in the case of Class B shares held under the Salomon Smith Barney 401(k) Program, as described below. See "Purchase of Shares-Smith Barney 401(k) and ExecChoiceTM Programs."

	Year Since Purchase
	Payment Was Made

Deferred Sales
Charge
	First
5.00%
	Second
4.00
	Third
3.00
	Fourth
2.00
	Fifth
1.00
	Sixth and thereafter
0.00

Class B shares will convert automatically to Class A shares eight years after the date on which they were purchased and thereafter will no longer be subject to any distribution fees. There will also be converted at that time such proportion of Class B dividend shares owned by the shareholder as the total number of his or her Class B shares converting at the time bears to the total number of outstanding Class B shares (other than Class B dividend shares) owned by the shareholder.

In determining the applicability of any deferred sales charge, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing the reinvestment of dividends and capital gain distributions and finally of other shares held by the shareholder for the longest period of time. The length of time that deferred sales charge shares acquired through an exchange have been held will be calculated from the date that the shares exchanged were initially acquired in one of the other Smith Barney Mutual Funds, and fund shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gain distribution reinvestments in such other funds. For federal income tax purposes, the amount of the deferred sales charge will reduce the gain or increase the loss, as the case may be, on the redemption. The amount of any deferred sales charge will be paid to Salomon Smith Barney.

To provide an example, assume an investor purchased 100 Class B shares of a fund at $10 per share for a cost of $1,000. Subsequently, the investor acquired 5 additional shares of the fund through dividend reinvestment. During the fifteenth month after the purchase, the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption the net asset value had appreciated to $12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The deferred sales charge would not be applied to the amount which represents appreciation ($200) and the value of the reinvested dividend shares ($60). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4.00% (the applicable rate for Class B shares) for a total deferred sales charge of $9.60.

Waivers of Deferred Sales Charge. The deferred sales charge will be waived on: (a) exchanges (see "Exchange Privilege"); (b) automatic cash withdrawals in amounts equal to or less than 1.00% per month of the value of the shareholder's shares at the time the withdrawal plan commences (see "Automatic Cash Withdrawal Plan") (automatic cash withdrawals in amounts equal to or less than 2.00% per month of the value of the shareholder's shares will be permitted for withdrawal plans that were established prior to November 7, 1994); (c) redemptions of shares within twelve months following the death or disability of the shareholder; (d) redemptions of shares made in connection with qualified distributions from retirement plans or IRAs upon the attainment of age 591/2; (e) involuntary redemptions; and (f) redemptions of shares to effect the combination of the fund with any other investment company by merger, acquisition of assets or otherwise. In addition, a shareholder who has redeemed shares from other funds of the Smith Barney Mutual Funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any deferred sales charge imposed on the prior redemption.

Deferred sales charge waivers will be granted subject to confirmation (by Salomon Smith Barney in the case of shareholders who are also Salomon Smith Barney clients or by the transfer agent in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.

Salomon Smith Barney Retirement Programs. You may be eligible to participate in a retirement program sponsored by Salomon Smith Barney or one of its affiliates. The fund offers Class A, Class L, and, in limited circumstances, Class O shares at net asset value to participating plans under the programs. You can meet minimum investment and exchange amounts, if any, by combining the plan's investments in any of the Smith Barney mutual funds.

There are no sales charges when you buy or sell shares and the class of shares you may purchase depends on the amount of your initial investment and/or the date your account is opened. Once a class of shares is chosen, all additional purchases must be of the same class.

For plans opened on or after March 1, 2000 that are not plans for which Paychex Inc. or an affiliate provides administrative services (a "Paychex plan"), Class A shares may be purchased regardless of the amount invested.

For plans opened prior to March 1, 2000 and for Paychex plans, the class of shares you may purchase depends on the amount of your initial investment:

Class A Shares. Class A shares may be purchased by plans investing at least $1 million.

Class L Shares. Class L shares may be purchased by plans investing less than $1 million. Class L shares are eligible to exchange into Class A shares not later than 8 years after the plan joined the program. They are eligible for exchange in the following circumstances:

If the plan was opened on or after June 21, 1996 and a total of $1 million is invested in Smith Barney Funds Class L shares (other than money market funds), all Class L shares are eligible for exchange after the plan is in the program 5 years.

If the plan was opened before June 21, 1996 and a total of $500,000 is invested in Smith Barney Funds Class L shares (other than money market funds) on December 31 in any year, all Class L shares are eligible for exchange on or about March 31 of the following year.

For more information, call your Salomon Smith Barney Financial
Consultant or the transfer agent.

Class O Shares. Class O shares of the Large Cap Blend Fund are offered without any sales charge or deferred sales charge to any participating plan that purchases less than $1,000,000 of Class L and/or Class O shares of one or more funds of the Smith Barney Mutual Funds. Class O shares may only be purchased by plans if the plan opened its account on or before June 12, 1998.

Retirement Programs Opened On or After June 21, 1996.   If, at the
end of the fifth year after the date the participating plan enrolled in the Smith Barney 401(k) Program or ExecChoiceTM Program, a participating plan's total Class L and/or Class O holdings in all non-money market Smith Barney Mutual Funds equal at least $1,000,000, the participating plan will be offered the opportunity to exchange all of its Class L and/or Class O shares for Class A shares of the fund. (For participating plans that were originally established through a Salomon Smith Barney retail brokerage account, the five-year period will be calculated from the date the retail brokerage account was opened.) Such participating plans will be notified of the pending exchange in writing within 30 days after the fifth anniversary of the enrollment date and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the 90th day after the fifth anniversary date. If the participating plan does not qualify for the five-year exchange to Class A shares, a review of the participating plan's holdings will be performed each quarter until either the participating plan qualifies or the end of the eighth year.

Retirement Programs Opened Prior to June 21, 1996.   In any year
after the date a participating plan enrolled in the Smith Barney 401(k) Program, if its total Class L and/or Class O holdings in all non-money market Smith Barney Mutual Funds equal at least $500,000 as of the calendar year-end, the participating plan will be offered the opportunity to exchange all of its Class L and/or Class O shares for Class A shares of the same fund. Such Plans will be notified in writing within 30 days after the last business day of the calendar year and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the last business day of the following March.

Any participating plan in the Smith Barney 401(k) or ExecChoiceTM Program, whether opened before or after June 21, 1996, that has not previously qualified for an exchange into Class A shares will be offered the opportunity to exchange all of its Class L and/or Class O shares for Class A shares of the same fund regardless of asset size, at the end of the eighth year after the date the participating plan enrolled in the Smith Barney 401(k) or ExecChoiceTM Program. Such plans will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once an exchange has occurred, a participating plan will not be eligible to acquire additional Class L shares, but instead may acquire Class A shares of the same fund. Any Class L and/ or Class O shares not converted will continue to be subject to the distribution fee.

Participating plans wishing to acquire shares of the fund through the Smith Barney 401(k) Program or the Smith Barney ExecChoiceTM Program must purchase such shares directly from the transfer agent. For further information regarding these Programs, investors should contact a Salomon Smith Barney Financial Consultant.

Retirement Programs Investing in Class B Shares:   Class B shares
of a fund are not available for purchase by participating plans opened on or after June 21, 1996, but may continue to be purchased by any participating plan in the Smith Barney 401(k) Program opened prior to such date and originally investing in such Class. Class B shares acquired are subject to a deferred sales charge of 3.00% of redemption proceeds if the participating plan terminates within eight years of the date the participating plan first enrolled in the Smith Barney 401(k) Program.

At the end of the eighth year after the date the participating plan enrolled in the Smith Barney 401(k) Program, the participating plan will be offered the opportunity to exchange all of its Class B shares for Class A shares of the same fund. Such participating plan will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once the exchange has occurred, a participating plan will not be eligible to acquire additional Class B shares, but instead may acquire Class A shares of the same fund. If the participating plan elects not to exchange all of its Class B shares at that time, each Class B share held by the participating plan will have the same conversion feature as Class B shares held by other investors. See "Purchase of Shares-Deferred Sales Charge Alternatives."

No deferred sales charge is imposed on redemptions of Class B shares to the extent that the net asset value of the shares redeemed does not exceed the current net asset value of the shares purchased through reinvestment of dividends or capital gain distributions, plus the current net asset value of Class B shares purchased more than eight years prior to the redemption, plus increases in the net asset value of the shareholder's Class B shares above the purchase payments made during the preceding eight years. Whether or not the deferred sales charge applies to the redemption by a participating plan depends on the number of years since the participating plan first became enrolled in the Smith Barney 401(k) Program, unlike the applicability of the deferred sales charge to redemptions by other shareholders, which depends on the number of years since those shareholders made the purchase payment from which the amount is being redeemed.

The deferred sales charge will be waived on redemptions of Class B shares in connection with lump-sum or other distributions made by a participating plan as a result of: (a) the retirement of an employee in the participating plan; (b) the termination of employment of an employee in the participating plan; (c) the death or disability of an employee in the participating plan; (d) the attainment of age 591/2 by an employee in the participating plan;
(e) hardship of an employee in the participating plan to the extent permitted under Section 401(k) of the Code; or (f) redemptions of shares in connection with a loan made by the participating plan to an employee.

Exchange Privilege

As your needs change, you may wish to reposition your investments. With Smith Barney Mutual Funds, you have the ability to exchange your shares of most Smith Barney mutual funds for those of others within the family.

Except as otherwise noted below, shares of each Class of the fund may be exchanged for shares of the same Class of certain Smith Barney Mutual Funds, to the extent shares are offered for sale in the shareholder's state of residence. Exchanges of Class A, Class B, Class L and Class O shares are subject to minimum investment requirements and all shares are subject to the other requirements of the fund into which exchanges are made.

Class B Exchanges.   In the event a Class B shareholder wishes to
exchange all or a portion of his or her shares in any fund imposing a higher deferred sales charge than that imposed by the fund, the exchanged Class B shares will be subject to the higher applicable deferred sales charge. Upon an exchange, the new Class B shares will be deemed to have been purchased on the same date as the Class B shares of the fund that have been exchanged.

Class L Exchanges.   Upon an exchange, the new Class L shares will
be deemed to have been purchased on the same date as the Class L shares of the fund that have been exchanged.

Class O Exchanges. Class O shares may only be exchanged for Class L shares of another fund. Upon an exchange, the new Class L shares will be deemed to have been purchased on the same date as the Class O shares of the fund that have been exchanged.

Class A and Class Y Exchanges.   Class A and Class Y shareholders
of the fund who wish to exchange all or a portion of their shares for shares of the respective Class in any of the funds identified above may do so without imposition of any charge.

Additional Information Regarding the Exchange Privilege.
Although the exchange privilege is an important benefit, excessive exchange transactions can be detrimental to a fund's performance and its shareholders. SSB Citi may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of a fund's other shareholders. In this event, each fund may, at its discretion, decide to limit additional purchases and/or exchanges by the shareholder. Upon such a determination, the fund will provide notice in writing or by telephone to the shareholder at least 15 days prior to suspending the exchange privilege and during the 15 day period the shareholder will be required to (a) redeem his or her shares in the fund or (b) remain invested in the fund or exchange into any of the funds of the Smith Barney Mutual Funds ordinarily available, which position the shareholder would be expected to maintain for a significant period of time. All relevant factors will be considered in determining what constitutes an abusive pattern of exchanges.

Certain shareholders may be able to exchange shares by telephone. See "Redemption of Shares-Telephone Redemptions and Exchange Program." Exchanges will be processed at the net asset value next determined. Redemption procedures discussed below are also applicable for exchanging shares, and exchanges will be made upon receipt of all supporting documents in proper form. If the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged, no signature guarantee is required. An exchange involves a taxable redemption of shares, subject to the tax treatment described in " TAXES" below, followed by a purchase of shares of a different fund. Before exchanging shares, investors should read the current prospectus describing the shares to be acquired. The funds reserve the right to modify or discontinue exchange privileges upon 60 days' prior notice to shareholders.

Special Provisions - PFS Accounts

For PFS Accounts, shares of each class of the Fund may be exchanged at the net asset value next determined for shares of the same class in the following funds, to the extent shares are offered for sale in the shareholder's state of residence.

 . Concert Investment Series - Emerging Growth Fund

 .	Concert Investment Series - Government Fund

 . Concert Investment Series - Growth and Income Fund

 . Concert Investment Series - Growth Fund

 .	Concert Investment Series - International Equity Fund

 . Concert Investment Series - Mid Cap Fund

 . Concert Investment Series - Municipal Bond Fund

 . Concert Peachtree Growth Fund

 . Smith Barney Appreciation Fund Inc.

Smith Barney Concert Allocation Series Inc. - Balanced
Portfolio

 . Smith Barney Concert Allocation Series Inc. - Conservative
Portfolio

 . Smith Barney Concert Allocation Series Inc. - Growth
Portfolio

 . Smith Barney Concert Allocation Series Inc. - High Growth
Portfolio

 . Smith Barney Concert Allocation Series Inc. - Income
Portfolio

 . Smith Barney Fundamental Value Fund Inc.

 . Smith Barney Investment Grade Bond Fund

 . *Smith Barney Money Funds, Inc. - Cash Portfolio

**Smith Barney Income Funds - Smith Barney Exchange Reserve
Fund

 . **Smith Barney Income Funds - Smith Barney Diversified
Strategic Income Fund

 *	Available for exchange with Class A shares of a Fund.
**	Available for exchange with Class B shares of a Fund.

Shareholders who establish telephone transaction authorization on their account may request an exchange by telephone. If a shareholder does not wish to allow telephone exchanges by any person in his account, he should decline the telephone transaction option on the account application. Redemption procedures discussed below are also applicable for exchanging shares, and exchanges will be made upon receipt of all supporting documents in proper form. Exchanges between funds involving exact registrations do not require a signature guarantee.

Special Provisions - Other Accounts

For Other Accounts, Class A and Class B shares of the Fund may be exchanged for shares of the same class of CitiFunds Cash Reserves and the following funds:

 . Concert Investment Series - Emerging Growth Fund

 . Concert Investment Series - Government Fund

 . Concert Investment Series - Growth and Income Fund

 . Concert Investment Series - Growth Fund

 . Concert Investment Series - International Equity Fund

 . Concert Investment Series - Mid Cap Fund

 . Concert Investment Series - Municipal Bond Fund

 . Concert Peachtree Growth Fund

 . Smith Barney Concert Allocation Series Inc. - Balanced
Portfolio

 . Smith Barney Concert Allocation Series Inc. - Conservative
Portfolio

 . Smith Barney Concert Allocation Series Inc. - Growth
Portfolio

 . Smith Barney Concert Allocation Series Inc. - High Growth
Portfolio

 . Smith Barney Concert Allocation Series Inc. - Income
Portfolio

Redemption of Shares

Each fund is required to redeem the shares of the fund tendered to it, as described below, at a redemption price equal to their net asset value per share next determined after receipt of a written request in proper form at no charge other than any applicable deferred sales charge. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value next determined.

If a shareholder holds shares in more than one class, any request for redemption must specify the class being redeemed. In the event of a failure to specify which class, or if the investor owns fewer shares of the class than specified, the redemption request will be delayed until receipt of further instructions. The redemption proceeds will be remitted on or before the third business day following receipt of proper tender, except on any days on which the NYSE is closed or as permitted under the 1940 Act in extraordinary circumstances. Generally, if the redemption proceeds are remitted to a Salomon Smith Barney brokerage account, these funds will not be invested for the shareholder's benefit without specific instruction and Salomon Smith Barney will benefit from the use of temporarily uninvested funds. Redemption proceeds for shares purchased by check, other than a certified or official bank check, will be remitted upon clearance of the check, which may take up to ten days or more.

Automatic Cash Withdrawal Plan. Each fund offers shareholders an automatic cash withdrawal plan, under which shareholders who own shares with a value of at least $10,000 may elect to receive cash payments of at least $50 monthly or quarterly. Retirement plan accounts are eligible for automatic cash withdrawal plans only where the shareholder is eligible to receive qualified distributions and has an account value of at least $5,000. The withdrawal plan will be carried over on exchanges between funds or classes of the fund. Any applicable deferred sales charge will not be waived on amounts withdrawn by a shareholder that exceed 1.00% per month of the value of the shareholder's shares subject to the deferred sales charge at the time the withdrawal plan commences. (With respect to withdrawal plans in effect prior to November 7, 1994, any applicable deferred sales charge will be waived on amounts withdrawn that do not exceed 2.00% per month of the value of the shareholder's shares subject to the deferred sales charge.)

Redemptions in Kind. In conformity with applicable rules of the SEC, redemptions may be paid in portfolio securities, in cash or any combination of both, as the board of trustees may deem advisable; however, payments shall be made wholly in cash unless the board of trustees believes that economic conditions exist that would make such a practice detrimental to the best interests of a fund and its remaining shareholders. If a redemption is paid in portfolio securities, such securities will be valued in accordance with the procedures described in the prospectuses and a shareholder would incur brokerage expenses if these securities were then converted to cash.

a. Salomon Smith Barney Accounts.

Shares held by Salomon Smith Barney as custodian must be redeemed by submitting a written request to a Salomon Smith Barney Financial Consultant. Shares other than those held by Salomon Smith Barney as custodian may be redeemed through an investor's Financial Consultant, introducing broker or dealer in the selling group or by submitting a written request for redemption to:

Smith Barney Equity Funds
	   (Name of fund)
Class A, B, L, O or Y (please specify)
c/o Citi Fiduciary Trust Company
388 Greenwich Street
New York, New York   10013

A written redemption request must (a) state the class and number or dollar amount of shares to be redeemed, (b) identify the shareholder's account number and (c) be signed by each registered owner exactly as the shares are registered. If the shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to the transfer agent together with the redemption request. Any signature appearing on a share certificate, stock power or written redemption request in excess of $2,000 must be guaranteed by an eligible guarantor institution, such as a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal Reserve System or member firm of a national securities exchange. Written redemption requests of $2,000 or less do not require a signature guarantee unless more than one such redemption request is made in any 10-day period. Redemption proceeds will be mailed to an investor's address of record. The transfer agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until the transfer agent receives all required documents in proper form.

Telephone Redemption and Exchange Program. Shareholders who do not have a brokerage account may be eligible to redeem and exchange shares by telephone. To determine if a shareholder is entitled to participate in this program, he or she should contact the transfer agent at 1-800-451-2010. Once eligibility is confirmed, the shareholder must complete and return a Telephone/Wire Authorization Form, along with a signature guarantee, that will be provided by the transfer agent upon request. (Alternatively, an investor may authorize telephone redemptions on the new account application with the applicant's signature guarantee when making his/her initial investment in the fund.)

Redemptions.   Redemption requests of up to $10,000 of any class
or classes of shares of the fund may be made by eligible shareholders by calling the transfer agent at 1-800-451-2010. Such requests may be made between 9:00 a.m. and 5:00 p.m. (New York City time) on any day the NYSE is open. Redemptions of shares (i) by retirement plans or (ii) for which certificates have been issued are not permitted under this program.

A shareholder will have the option of having the redemption proceeds mailed to his/her address of record or wired to a bank account predesignated by the shareholder. Generally, redemption proceeds will be mailed or wired, as the case may be, on the next business day following the redemption request. In order to use the wire procedures, the bank receiving the proceeds must be a member of the Federal Reserve System or have a correspondent relationship with a member bank. The funds reserve the right to charge shareholders a nominal fee for each wire redemption. Such charges, if any, will be assessed against the shareholder's account from which shares were redeemed. In order to change the bank account designated to receive redemption proceeds, a shareholder must complete a new Telephone/Wire Authorization Form and, for the protection of the shareholder's assets, will be required to provide a signature guarantee and certain other documentation.

Exchanges. Eligible shareholders may make exchanges by telephone if the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged. Such exchange requests may be made by calling the transfer agent at 1-800-451-2010 between 9:00 a.m. and 5:00 p.m. (New York City time) on any day on which the NYSE is open.

Additional Information regarding Telephone Redemption and Exchange
Program.   Neither the funds nor any of their agents will be
liable for following instructions communicated by telephone that are reasonably believed to be genuine. The funds and their agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded). The funds reserve the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least seven (7) days prior notice to shareholders.

b.	PFS Accounts

Shareholders may redeem for cash some or all of their shares of a Fund at any time by sending a written request in proper form directly to the Sub-Transfer Agent, PFS Shareholder Services, at 3100 Breckinridge Blvd, Bldg. 200, Duluth, Georgia 30099-0062. If you should have any questions concerning how to redeem your account after reviewing the information below, please contact the Sub-Transfer Agent at (800) 544-5445, Spanish-speaking representatives (800) 544-7278 or TDD Line for the Hearing Impaired (800) 824-1721.

The request for redemption must be signed by all persons in whose names the shares are registered. Signatures must conform exactly to the account registration. If the proceeds of the redemption exceed $50,000, or if the proceeds are not paid to the record owner(s) at the record address, if the shareholder(s) has had an address change in the past 45 days, or if the shareholder(s) is a corporation, sole proprietor, partnership, trust or fiduciary, signature(s) must be guaranteed by one of the following: a bank or trust company; a broker-dealer; a credit union; a national securities exchange, registered securities association or clearing agency; a savings and loan association; or a federal savings bank.

Generally, a properly completed Redemption Form with any required signature guarantee is all that is required for a redemption. In some cases, however, other documents may be necessary. For example, in the case of shareholders holding certificates, the certificates for the shares being redeemed must accompany the redemption request. Additional documentary evidence of authority is also required by the Sub-Transfer Agent in the event redemption is requested by a corporation, partnership, trust, fiduciary, executor or administrator. Additionally, if a shareholder requests a redemption from a Retirement Plan account (IRA, SEP or 403(b)(7)), such request must state whether or not federal income tax is to be withheld from the proceeds of the redemption check.

A shareholder may utilize the Sub-Transfer Agent's Telephone Redemption service to redeem his or her account as long as they have authorized the telephone redemption option. If a shareholder does not wish to allow telephone redemptions by any person in his account, he should decline the telephone transaction option on the account application. The telephone redemption option can be used only if: (a) the redemption proceeds are to be mailed to the address of record and there has been no change of address of record within the preceding 45 days; (b) the shares to be redeemed are not in certificate form; (c); the person requesting the redemption can provide proper identification information; and (d) the proceeds of the redemption do not exceed $50,000. 403(b)(7) accounts and accounts not registered in the name of individual(s) are not eligible for the telephone redemption option. Telephone redemption requests can be made by contacting the Sub-Transfer Agent at (800) 544-5445 between 9:00 a.m. and 6:00 p.m. eastern time any day that the NYSE is open. Telephone redemption may not be available if the shareholder cannot reach the Sub-Transfer Agent whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use the Fund's regular redemption procedure described above.

A shareholder may utilize the Sub-Transfer Agent's FAX to redeem the shareholder's account as long as a signature guarantee or other documentary evidence is not required. Redemption requests should be properly signed by all owners of the account and faxed to the Sub-Transfer Agent at (800) 554-2374. Facsimile redemptions may not be available if the shareholder cannot reach the Sub-Transfer Agent by FAX, whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use the Fund's regular redemption procedure described above. Facsimile redemptions received by the Sub-Transfer Agent prior to 4:00 p.m. Eastern time on a regular business day will be processed at the net asset value per share determined that day.

After following the redemption guidelines stated in the Prospectus and SAI, a shareholder may elect to have the redemption proceeds transferred via Wire or ACH directly to the shareholder's bank account of record (defined as a currently established pre-authorized draft on the shareholder's account included with the application or with no changes within the previous 30 days) as long as the bank account is registered in the same name(s) as the account with the Fund. Redemption proceeds can be sent by check to the address of record or by wire transfer to a bank account designated on the application. A shareholder will be charged a $25 service fee for wire transfers and a nominal service fee for transfers made directly to the shareholder's bank by the Automated Clearing House (ACH). If the proceeds are not to be transferred to the bank account of record or mailed to the registered owner, the request must be submitted in writing and a signature guarantee will be required from all shareholders. Redemption proceeds will normally be sent to the designated bank account on the next business day following the redemption, and should ordinarily be credited to the shareholder's bank account by his/her bank within 48 to 72 hours for wire transfers and 72 to 96 hours for ACH transfers.


c.	Other Accounts.

Each Service Agent has agreed to transmit to its customers who are shareholders of the Fund appropriate prior written disclosure of any fees that it may charge them directly. Each Service Agent is responsible for transmitting promptly orders for its customers.

Shareholders may redeem or exchange Fund shares by telephone, if their account applications so permit, by calling the transfer agent or, if they are customers of a Service Agent, their Service Agent. During periods of drastic economic or market changes or severe weather or other emergencies, shareholders may experience difficulties implementing a telephone exchange or redemption. In such an event, another method of instruction, such as a written request sent via an overnight delivery service, should be considered. The Fund, the transfer agent and each Service Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures may include recording of the telephone instructions and verification of a caller's identity by asking for his or her name, address, telephone, Social Security number, and account number. If these or other reasonable procedures are not followed, the Fund, the transfer agent or the Service Agent may be liable for any losses to a shareholder due to unauthorized or fraudulent instructions. Otherwise, the shareholder will bear all risk of loss relating to a redemption or exchange by telephone.


DISTRIBUTOR

CFBDS, Inc., located at 20 Milk Street, Boston, Massachusetts 02109-5408, serves as the fund's distributor on a best efforts basis pursuant to a written agreement dated October 8, 1998 (the "CFBDS Distribution Agreement") which was approved by the trust's board of trustees, including the independent trustees, on July 13, 1998. Prior to the merger of Travelers Group Inc. and Citicorp Inc. on October 8, 1998, Salomon Smith Barney served as the trust's distributor. Also prior to the merger, PFS Distributors served as one of the trust's distributors with respect to the Social Awareness Fund. The fund offers its shares on a continuous basis.

When payment is made by the investor before settlement date, unless otherwise noted by the investor, the funds will be held as a free credit balance in the investor's brokerage account and Salomon Smith Barney may benefit from the temporary use of the funds. The investor may designate another use for the funds prior to settlement date, such as an investment in a money market fund (other than Smith Barney Exchange Reserve fund) of the Smith Barney Mutual Funds. If the investor instructs the distributor to invest the funds in a Smith Barney money market fund, the amount of the investment will be included as part of the average daily net assets of both the fund and the Smith Barney money market fund, and affiliates of Salomon Smith Barney that serve the funds in an investment advisory or administrative capacity will benefit from the fact they are receiving investment management fees from both such investment companies for managing these assets computed on the basis of their average daily net assets. The trust's board of trustees has been advised of the benefits to Salomon Smith Barney resulting from these settlement procedures and will take such benefits into consideration when reviewing the Advisory, Administration and Distribution Agreements for continuance.

For the calendar year ended December 31, 1999, CFBDS and its predecessor, Salomon Smith Barney and/or PFS Distributors , incurred following distribution expenses for the funds:




Fund



Adverti
sing

Printing
and
Mailing
of
Prospect
uses


Support
Service
s
Salomon
Smith
Barney
Financial
Consultan
ts


Interes
t
Expense



Total
Social
Awareness Fund
$132,7
44
$14,08
9
$1,237,
655
$3,827,2
37
$149,71
7
$5,361,
442
Large Cap Blend
Fund
71,017
11,060
608,102
782,934
19,993
1,493,1
06


Distribution Arrangements

To compensate Salomon Smith Barney or PFS Investments ("PFSI") or Citicorp Investment Services ("CIS"), as the case may be, for the services they provide and for the expenses they bear under the Distribution Agreements, the trust has adopted a services and distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the trust pays Salomon Smith Barney and, with respect to Class A and Class B shares of the Social Awareness Fund, PFSI and CIS, a service fee, accrued daily and paid monthly, calculated at the annual rate of 0.25% of the value of the fund's average daily net assets attributable to the fund's Class A, Class B, Class L and Class O shares. In addition, the trust pays Salomon Smith Barney and with respect to Class B shares of Social Awareness Fund, PFSI and CIS, a distribution fee with respect to each fund's Class B, Class L and Class O shares primarily intended to compensate Salomon Smith Barney, PFSI and/or CIS for its initial expense of paying its Financial Consultants, PFS Investments Registered Representatives and/or a Citibank Service Agent a commission upon sales of those shares. The Class B and Class L distribution fees are calculated at the annual rate of 0.75% for the Social Awareness Fund of the value of a fund's average daily net assets attributable to the shares of that class. The Class B, Class L and Class O distribution fees are calculated at the annual rate of 0.50%, 0.75% and 0.45%, respectively for the Large Cap Blend Fund of the value of a fund's average daily net assets attributable to the shares of that class.

With respect to Social Awareness Fund, the fees are paid to PFS Distributors, which in turn, pays PFSI to pay its PFS Investments Registered Representatives for servicing shareholder accounts and, in the case of Class B shares, to cover expenses primarily intended to result in the sale of those shares. These expenses include: advertising expenses; the cost of printing and mailing prospectuses to potential investors; payments to and expenses of PFS Investments Registered Representatives and other persons who provide support services in connection with the distribution of shares; interest and/or carrying charges; and indirect and overhead costs of PFS Investments associated with the sale of fund shares, including lease, utility, communications and sales promotion expenses.

PFS Investments may be deemed to be an underwriter for purposes of the Securities Act of 1933. From time to time, PFS or its affiliates may also pay for certain non-cash sales incentives provided to PFS Investments Registered Representatives. Such incentives do not have any effect on the net amount invested. In addition to the reallowances from the applicable public offering price described above, PFS may from time to time, pay or allow additional reallowances or promotional incentives, in the form of cash or other compensation to PFS Investments Registered Representatives who sell shares of the fund.

Redemption proceeds can be sent by check to the address of record or by wire transfer to a bank account designated on the application. A shareholder will be charged $25 service fee for wire transfers and a nominal service fee for transfers made directly to the shareholder's bank by the Automated Clearing House
(ACH).

Commissions on Class A Shares. For the 1998 fiscal year, the aggregate dollar amount of commissions on Class A shares, all of which was paid to Salomon Smith Barney, is as follows:


Class A

Name of Fund
Fiscal Year
Ended
1/31/98
Social Awareness Fund
	$241,000
Large Cap Blend Fund
	117,000

For the period February 1, 1998 through October 7, 1998 and for the period October 8, 1998 through January 31, 1999 and for fiscal year ended January 31, 2000, the aggregate dollar amounts of commissions on Class A shares, are as follows:


Class A

Name of Fund
2/1/98
through
10/07/98*
10/8/98
through
1/31/99**
Fiscal Year
Ended
1/31/00***
Social Awareness Fund
	$174,000
	$89,000
	$374,000
Large Cap Blend Fund
	40,000
	42,000
	99,000
    *The entire amount was paid to Salomon Smith Barney.
  **The following amounts were paid to Salomon Smith Barney:
$80,100 and $37,800, respectively.
***The following amounts were paid to Salomon Smith Barney:
$336,600 and $89,100, respectively.


Commissions of Class L shares. For the period from June 15, 1998 through October 7, 1998 and for the period from October 8, 1998 through January 31, 1999 and for fiscal year ended January 31, 2000, the aggregate dollar amounts of commission on Class L share are as follows:


Class L

Name of Fund
6/15/98
through
10/07/98*
10/8/98
through
1/31/99**
Fiscal Year
Ended
1/31/00***
Social Awareness Fund(1)
	$22,000
	$28,000
	$120,000
Large Cap Blend Fund(2)
	7,000
	8,000
	49,000
    *The entire amount was paid to Salomon Smith Barney.
  **The following amounts were paid to Salomon Smith Barney:
$25,200 and $7,200, respectively.
***The following amounts were paid to Salomon Smith Barney:
$108,000 and $44,100, respectively.

(1) Class C shares were renamed Class L shares on June 12, 1998.
(2) The fund commenced selling Class L shares on June 15, 1998.


Deferred Sales Charge (paid to Salomon Smith Barney)


Class B

Name of Fund
Fiscal Year
Ended
1/31/98
Fiscal Year
Ended 1/31/99
Fiscal Year
Ended 1/31/00
Social Awareness Fund
	$281,000
	$115,000
	$152,000
Large Cap Blend Fund (1)
	45,000
	110,000
	130,000
(1) Class A shares paid a deferred sales charge of $ 1,000 for the year ended January 31, 1998



Class L

Name of Fund
Fiscal Year
Ended
1/31/98
Fiscal Year
Ended 1/31/99
Fiscal Year
Ended 1/31/00
Social Awareness Fund
	0
	$4,000
	$8,000
Large Cap Blend Fund
	0
	0
	6,000



Class O

Name of Fund
Fiscal Year
Ended
1/31/98
Fiscal Year
Ended 1/31/99
Fiscal Year
Ended 1/31/00




Large Cap Blend Fund*
	$0
	$0
	$0
*Class C shares were renamed Class O shares on June 15, 1998.

Distribution and Service Fees


Class A

Name of Fund
Fiscal Year
Ended
1/31/98
Fiscal Year
Ended 1/31/99
Fiscal Year
Ended 1/31/00
Social Awareness Fund
	$467,786
	$601,399
	$784,855
Large Cap Blend Fund
	360,865
	412,419
	451,087



Class B

Name of Fund
Fiscal Year
Ended
1/31/98
Fiscal Year
Ended 1/31/99
Fiscal Year
Ended 1/31/00
Social Awareness Fund
	$1,779,212
	$1,723,843
	$2,205,443
Large Cap Blend Fund
	1,100,095
	1,154,546
	1,177,668




Class L


Name of Fund
Fiscal Year
Ended
1/31/98
Fiscal Year
Ended 1/31/99
Fiscal Year
Ended 1/31/00
Social Awareness Fund
	$52,820
	$93,546
	$228,430
Large Cap Blend Fund
	30,280
	5,063
	44,251



Class O

Name of Fund
Fiscal Year
Ended
1/31/98
Fiscal Year
Ended 1/31/99
Fiscal Year
Ended 1/31/99
Large Cap Blend Fund
	$30,280
	$41,958
	$40,417

Under its terms, the Plan continues from year to year, provided such continuance is approved annually by vote of the trust's board of trustees, including a majority of the independent trustees who have no direct or indirect financial interest in the operation of the Plan or in the Distribution Agreements. The Plan may not be amended to increase the amount of the service and distribution fees without shareholder approval, and all material amendments to the Plan also must be approved by the trustees and such independent trustees in the manner described above. The Plan may be terminated with respect to a class at any time, without penalty, by vote of a majority of such independent trustees or by a vote of a majority of the outstanding voting securities of the class (as defined in the 1940 Act). Pursuant to the Plan, Salomon Smith Barney and PFS will provide the trust's board of trustees with periodic reports of amounts expended under the Plan and the purpose for which such expenditures were made.


VALUATION OF SHARES

Each class' net asset value per share is calculated on each day, Monday through Friday, except days on which the NYSE is closed. The NYSE currently is scheduled to be closed on New Year's Day, Martin Luther King Jr.'s Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Because of the differences in distribution fees and class-specific expenses, the per share net asset value of each class may differ. The following is a description of the procedures used by the trust in valuing assets of the funds.

A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values at the mean between the bid and offered quotations of such currencies against U.S. dollars as last quoted by any recognized dealer. If such quotations are not available, the rate of exchange will be determined in good faith by the trust's board of trustees. In carrying out the board's valuation policies, SSB Citi, as administrator, may consult with an independent pricing service (the "Pricing Service") retained by the trust. Short-term investments that mature in 60 days or less are valued at amortized cost whenever the trustees determine that amortized cost is fair value.

Debt securities of domestic issuers (other than U.S. government securities and short-term investments) are valued by SSB Citi, as administrator, after consultation with the Pricing Service approved by the trust's board of trustees. When, in the judgment of the Pricing Service, quoted bid prices for investments are readily available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices and asked prices. Investments for which, in the judgment of the Pricing Service, there are no readily obtainable market quotations are carried at fair value as determined by the Pricing Service. The procedures of the Pricing Service are reviewed periodically by the officers of the funds under the general supervision and responsibility of the trust's board of trustees.

An option written by a fund is generally valued at the last sale price or, in the absence of the last sale price, the last offer price. An option purchased by a fund is generally valued at the last sale price or, in the absence of the last sale price, the last bid price. The value of a futures contract equals the unrealized gain or loss on the contract that is determined by marking the contract to the current settlement price for a like contract on the valuation date of the futures contract. A settlement price may not be used if the market makes a limit move with respect to a particular futures contract or if the securities underlying the futures contract experience significant price fluctuations after the determination of the settlement price. In such event, the futures contract will be valued at a fair market price as determined by or under the direction of the board of trustees.


PERFORMANCE DATA

From time to time, the funds may include their total return, average annual total return and current dividend return in advertisements and/or other types of sales literature. These figures are computed separately for Class A, Class B, Class L, Class O and Class Y shares of the funds. These figures are based on historical earnings and are not intended to indicate future performance. Total return is computed for a specified period of time assuming deduction of the maximum sales charge, if any, from the initial amount invested and reinvestment of all income dividends and capital gains distributions on the applicable reinvestment dates and prices, then dividing the value of the investment at the end of the period so calculated by the initial amount invested and subtracting 100%. The standard average annual total return, as prescribed by the SEC, is derived from this total return, which provides the ending redeemable value. Such standard total return information may also be accompanied by nonstandard total return information for differing periods computed in the same manner but without annualizing the total return or taking sales charges into account. The funds calculate current dividend return for each Class by annualizing the most recent monthly distribution and dividing by the net asset value or the maximum public offering price (including sales charge) on the last day of the period for which current dividend return is presented. The current dividend return for each Class of a fund may vary from time to time depending on market conditions, the composition of its investment portfolio and operating expenses. These factors and possible differences in the methods used in calculating current dividend return should be considered when comparing a Class' current return to yields published for other investment companies and other investment vehicles.

The funds may also include comparative performance information in advertising or marketing their shares. Such performance information may include data from Lipper Analytical Services, Inc. and other financial publications. Such performance information also may include the following industry and financial publications: Barron's, Business Week, CDA Investment Technologies, Inc., Changing Times, Forbes, Fortune, Institutional Investor, Investors Business Daily, Money, Morningstar Mutual Fund Values, The New York Times, USA Today and The Wall Street Journal. To the extent any advertisement or sales literature of the funds describes the expenses or performance of Class A, Class B, Class L, Class O or Class Y, it will also disclose such information for the other Classes.



Average Annual Total Return

"Average annual total return" figures are computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

					P(1+T)n = ERV

Where:		P	=	a hypothetical initial payment of
$1,000.
		T	=	average annual total return.
		n	=	number of years.
		ERV	=	Ending Redeemable Value of a hypothetical
$1,000 payment made
				at the beginning of the 1-, 5- or 10-year
period at the
				end of the 1-, 5- or 10-year period (or
fractional portion thereof),
				assuming reinvestment of all dividends and
distributions.


The average annual total returns of the funds' Class A shares were as follows for the periods indicated:






Name of Fund

One
Year
Period
Ended
Jan.
31,
2000*

Five
Year
Period
Ended
Jan.
31,
2000*


Incepti
on
through
Jan.
31,
2000*

One Year
Period
Ended
Jan. 31,
2000**

Five
Year
Period
Ended
Jan. 31,
2000**


Inception
Through
Jan. 31,
2000**
Social
Awareness
Fund (1)

4.93%

18.47%

15.32%

(0.34)%

17.25%

14.51%
Large Cap
Blend  Fund
(1)

5.10%

18.51%

13.54%

(0.15)%

17.29%

12.74%







(1) The fund commenced selling Class A shares on November 6, 1992.
* Figures do not include the effect of the maximum sales charge.
** Figures include the maximum applicable deferred sales charge, if any.

The average annual total returns of the funds' Class B shares were as follows for the periods indicated:






Name of
Fund

One
Year
Period
Ended
Jan.
31,
2000*

Five
Year
Period
Ended
Jan.
31,
2000*

Ten
Year
Period
Ended
Jan.
31,
2000*

Period
from
Incepti
on
Through
Jan.
31,
2000*

One
Year
Period
Ended
Jan.
31,
2000**

Five
Year
Period
Ended
Jan.
31,
2000**

Ten
Year
Period
Ended
Jan.
31,
2000**

Period
from
Inceptio
n
Through
Jan. 31,
2000**
Social
Awareness
Fund (1)

4.13%

17.59%

13.42%

12.20%

(0.84)%

17.48%

13.42%

12.20%
Large Cap
Blend Fund
(2)

4.55%

17.90%

N/A

12.97%

0.11%

17.80%

N/A

12.97%









(1) The fund commenced selling Class B shares on February 2, 1987.
(2) The fund commenced selling Class B shares on November 6, 1992.
* Figures do not include the effect of the maximum sales charge.
** Figures include the maximum applicable deferred sales charge, if any.


The average annual total returns of the funds' Class L shares were as follows for the periods indicated:






Name of
Fund

One Year
Period
Ended
Jan. 31,
2000*

Five
Year
Period
Ended
Jan.
31,
2000*

Period
from
Inceptio
n
Through
Jan. 31,
2000*

One Year
Period
Ended
Jan. 31,
2000**

Five Year
Period
Ended
Jan. 31,
2000**

Period
from
Inception
Through
Jan. 31,
2000**
Social
Awareness
Fund (1)

4.13%

17.64%

13.89%

2.11%

17.40%

13.72%
Large Cap
Blend Fund
(2)

4.31%

N/A

9.75%

2.39%

N/A

9.08%







(1) The fund commenced selling Class L shares on May 5, 1993.
(2) The fund commenced selling Class L shares on June 15, 1998.
* Figures do not include the effect of the maximum sales charge.
** Figures include the maximum applicable deferred sales charge, if any.


The average annual total returns of the funds' Class O shares were as follows for the periods indicated:






Name of
Fund

One Year
Period
Ended
Jan. 31,
2000*

Five
Year
Period
Ended
Jan.
31,
2000*

Period
from
Inceptio
n
Through
Jan. 31,
2000*

One Year
Period
Ended
Jan. 31,
2000**

Five Year
Period
Ended
Jan. 31,
2000**

Period
from
Inception
Through
Jan. 31,
2000**
Large Cap
Blend Fund
(1)

4.55%

17.90%

16.13%

3.66%

17.90%

16.13%







 (1) The fund commenced selling Class O shares on August 15, 1994.
Class C shares were renamed
      Class O shares on June 15, 1998.
* Figures do not include the effect of the maximum sales charge.
** Figures include the maximum applicable deferred sales charge, if any.

The average annual total returns of the funds' Class Y shares were as follows for the periods indicated:






Name of
Fund

One Year
Period
Ended
Jan. 31,
2000*

Period
from
Incepti
on
Through
Jan.
31,
2000*
Social
Awareness
Fund (1)

N/A

N/A
Large Cap
Blend Fund
(2)

5.53%

16.21%



(1) The fund commenced selling Class Y shares on March 28, 1996.
There were no Class Y shares
     outstanding as of January 31, 1999.
(2) The fund commenced selling Class Y shares on January 31, 1996.
* There are no sales charges on Class Y shares.

Average annual total return figures calculated in accordance with the above formula assume that the maximum 5% sales charge or maximum deferred sales charge, as the case may be, has been deducted from the hypothetical investment. A fund's net investment income changes in response to fluctuations in interest rates and the expenses of the fund.


Aggregate Total Return

"Aggregate total return" figures represent the cumulative change in the value of an investment in the Class for the specified period and are computed by the following formula:

ERV-P
-----
P

Where:	P	=	a hypothetical initial payment of $10,000.
	ERV	=	Ending Redeemable Value of a hypothetical
$10,000 investment made at
			the  beginning of the 1-, 5- or 10-year period
at the end of the 1-, 5- or
			10-year period (or fractional portion thereof),
assuming reinvestment of
			all dividends and distributions.

The aggregate total returns for the following classes, were as follows for the periods indicated:

Class A Shares






Name of Fund

One
Year
Period
Ended
Jan.
31,
2000*

Five
Year
Period
Ended
Jan.
31,
2000*


Incepti
on
through
Jan.
31,
2000*

One Year
Period
Ended
Jan. 31,
2000**

Five
Year
Period
Ended
Jan. 31,
2000**


Inception
Through
Jan. 31,
2000**
Social
Awareness
Fund (1)

4.93%

133.34%

180.55%

(0.34)%

121.64%

166.58%
Large Cap
Blend  Fund
(2)

5.10%

133.74%

150.67%

(0.15)%

121.97%

138.14%







(1) The fund commenced selling Class A shares on November 6, 1992.
(2) The fund commenced selling Class A shares on November 6, 1992.
* Figures do not include the effect of the maximum sales charge.
** Figures include the maximum applicable deferred sales charge, if any.


Class B Shares






Name of
Fund

One
Year
Period
Ended
Jan.
31,
2000*

Five
Year
Period
Ended
Jan.
31,
2000*

Ten
Year
Period
Ended
Jan.
31,
2000*

Period
from
Incepti
on
Through
Jan.
31,
2000*

One
Year
Period
Ended
Jan.
31,
2000**

Five
Year
Period
Ended
Jan.
31,
2000**

Ten
Year
Period
Ended
Jan.
31,
2000**

Period
from
Incepti
on
Through
Jan.
31,
2000**
Social
Awareness
Fund (1)

4.13%

124.81
%

252.41
%

346.74%

(0.84)
%

123.81%

252.41
%

346.74%
Large Cap
Blend Fund
(2)

4.55%

127.80
%

N/A

141.78%

0.11%

126.80%

N/A

141.78%









(1) The fund commenced selling Class B shares on February 2, 1987.
(2) The fund commenced selling Class B shares on November 6, 1992.
* Figures do not include the effect of the maximum sales charge.
** Figures include the maximum applicable deferred sales charge, if any.



Class L Shares






Name of
Fund

One Year
Period
Ended
Jan. 31,
2000*

Five
Year
Period
Ended
Jan.
31,
2000*

Period
from
Inceptio
n
Through
Jan. 31,
2000*

One Year
Period
Ended
Jan. 31,
2000**

Five Year
Period
Ended
Jan. 31,
2000**

Period
from
Inception
Through
Jan. 31,
2000**
Social
Awareness
Fund (1)

4.13%

125.30%

140.50%

2.11%

123.06%

138.06%
Large Cap
Blend Fund
(2)

4.31%

N/A

16.37%

2.39%

N/A

15.22%







(1) The fund commenced selling Class L shares on May 5, 1993.
(2) The fund commenced selling Class L shares on June 15, 1998.
* Figures do not include the effect of the maximum sales charge.
** Figures include the maximum applicable deferred sales charge, if any.

Class O Shares






Name of
Fund

One Year
Period
Ended
Jan. 31,
2000*

Five
Year
Period
Ended
Jan.
31,
2000*

Period
from
Inceptio
n
Through
Jan. 31,
2000*

One Year
Period
Ended
Jan. 31,
2000**

Five Year
Period
Ended
Jan. 31,
2000**

Period
from
Inception
Through
Jan. 31,
2000**
Large Cap
Blend Fund
(1)

4.55%

127.81%

126.48%

3.66%

127.81%

126.48%







 (1) The fund commenced selling Class O shares on August 15, 1994.
Class C shares were renamed
      Class O shares on June 15, 1998.
* Figures do not include the effect of the maximum sales charge.
** Figures include the maximum applicable deferred sales charge, if any.

Class Y Shares






Name of
Fund

One Year
Period
Ended
Jan. 31,
2000*

Period
from
Incepti
on
Through
Jan.
31,
2000*
Social
Awareness
Fund (1)

N/A

N/A
Large Cap
Blend Fund
(2)

5.53%

82.56%



(1) The fund commenced selling Class Y shares on March 28, 1996.
There were no Class Y shares
     outstanding as of January 31, 1999.
(2) The fund commenced selling Class Y shares on January 31, 1996.
* There are no sales charges on Class Y shares.


It is important to note that the total return figures set forth above are based on historical earnings and are not intended to indicate future performance.

A Class' performance will vary from time to time depending on market conditions, the composition of the relevant fund's portfolio and operating expenses and the expenses exclusively attributable to that Class. Consequently, any given performance quotation should not be considered representative of the Class' performance for any specified period in the future. Because performance will vary, it may not provide a basis for comparing an investment in the Class with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing the Class' performance with that of other mutual funds should give consideration to the quality and maturity of the respective investment companies' portfolio securities.


DIVIDENDS AND DISTRIBUTIONS

Each fund's policy is to declare and pay quarterly dividends from its net investment income. Dividends from net realized capital gains, if any, will be distributed annually. The funds may also pay additional dividends shortly before December 31, from certain amounts of undistributed ordinary income and realized capital gains, in order to avoid federal excise tax liability. If a shareholder does not otherwise instruct, dividends and capital gain distributions will be automatically reinvested in additional same class shares at the net asset value, with no additional sales charge or deferred sales charge. A shareholder may change the option at any time by notifying his or her Salomon Smith Barney Financial Consultant, a PFS Registered Representative and/or a Citibank Service Agent. Shareholders whose accounts are held directly by the Transfer Agent should notify the Transfer Agent in writing, requesting a change to this reinvest option.

The per share amount of dividends from net investment income on Class B, Class L, and Class O may be lower than that of Classes A and Y, mainly as a result of the distribution fees applicable to Class B, Class L and Class O shares. Similarly, the per share amounts of dividends from net investment income on Class A shares may be lower than that of Class Y, as a result of the service fee attributable to Class A shares. Capital gain distributions, if any, will be the same amount across all Classes of a fund's shares (A, B, L, O and Y).


TAXES

The following is a summary of certain federal income tax considerations that may affect the funds and their shareholders. This summary is not intended as a substitute for individual tax advice, and investors are urged to consult their own tax advisors as to the tax consequences of an investment in either fund of the trust.

Tax Status of the Funds

Each fund will be treated as a separate taxable entity for federal income tax purposes with the result that: (a) each fund must meet separately the income, diversification and distribution requirements for qualification as a regulated investment company and (b) the amounts of investment income and capital gains earned will be determined on a fund-by-fund (rather than on a trust-wide) basis.

Taxation of Shareholders

Dividends paid by a fund from investment income and distributions of short-term capital gains will be taxable to shareholders as ordinary income for federal income tax purposes, whether received in cash or reinvested in additional shares. Distributions of long-term capital gain will be taxable to shareholders as long-term capital gain, whether paid in cash or reinvested in additional shares, and regardless of the length of time the investor has held his or her shares of the fund. Certain dividends and distributions received in January may be taxable as if received on the prior December 31.

Dividends of investment income (but not capital gain) from any fund generally will qualify for the federal dividends-received deduction for corporate shareholders to the extent such dividends do not exceed the aggregate amount of dividends received by the fund from domestic corporations. If securities held by a fund are considered to be "debt-financed" (generally, acquired with borrowed funds), are held by the fund for less than 46 days (91 days in the case of certain preferred stock) during a prescribed period, or are subject to certain forms of hedges or short sales, all or a portion of the dividends paid by the fund that corresponds to the dividends paid with respect to such securities will not be eligible for the corporate dividends-received deduction. These holding period requirements and debt financing limitations also apply to the shareholders.

If a shareholder (a) incurs a sales charge in acquiring shares of a fund, (b) disposes of those shares within 90 days and (c) acquires shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (for example, an exchange privilege), the sales charge increases the shareholder's tax basis in the original shares only to the extent the otherwise applicable sales charge for the second acquisition is not reduced. The portion of the original sales charge that does not increase the shareholder's tax basis in the original shares would be treated as incurred with respect to the second acquisition and, as a general rule, would increase the shareholder's tax basis in the newly acquired shares. Furthermore, the same rule also applies to a disposition of the newly acquired shares made within 90 days of the second acquisition. This provision prevents a shareholder from immediately deducting the sales charge by shifting his or her investment in a family of mutual funds.

Capital Gain Distributions. In general, a shareholder who redeems or exchanges his or her shares will recognize long-term capital gain or loss if the shares have been held for more than one year, and will recognize short-term capital gain or loss if the shares have been held for one year or less. If a shareholder receives a distribution taxable as long-term capital gain with respect to shares of a fund and redeems or exchanges the shares before he or she has held them for more than six months, any loss on such redemption or exchange will be treated as long-term capital loss to the extent of the amount of the distribution.

Backup Withholding. If a shareholder fails to furnish a correct taxpayer identification number, fails to fully report dividend or interest income, or fails to certify that he or she has provided a correct taxpayer identification number and that he or she is not subject to withholding, then the shareholder may be subject to a 31% Federal backup withholding tax with respect to (a) any dividends and distributions and (b) any proceeds of any redemptions or exchanges. An individual's taxpayer identification number is his or her social security number. The backup withholding tax is not an additional tax and may be credited against a shareholder's Federal income tax liability.

Regulated Investment Company Status

Each fund intends to continue to qualify to be treated as a regulated investment company each taxable year under the Internal Revenue Code of 1986, as amended (the "Code"). To so qualify, a fund must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and
(b) diversify its holdings so that, at the end of each quarter of a fund's taxable year, (i) at least 50% of the market value of the fund's assets is represented by cash, securities of other regulated investment companies, United States government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of a fund's assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities (other than United States government securities or securities of other regulated investment companies) of any one issuer or any two or more issuers that a fund controls and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses. Each fund expects that all of its foreign currency gains will be directly related to its principal business of investing in stocks and securities.

As a regulated investment company, each fund will not be subject to United States federal income tax on its investment company taxable income (i.e., income other than any excess of its net realized long-term capital gains over its net realized short-term capital losses ("net realized capital gains") or on its net realized capital gains, if any, that it distributes to its shareholders, provided that an amount equal to at least 90% of its investment company taxable income plus or minus certain other adjustments as specified in the Code, and 90% of its net tax-exempt income for the taxable year is distributed to its shareholders, but will be subject to tax at regular corporate rates on any taxable income or gains that it does not distribute.

The Code imposes a 4% nondeductible excise tax on each fund to the extent the fund does not distribute by the end of any calendar year at least 98% of its net investment income for that year and 98% of the net amount of its capital gains (both long-and short-term) for the one-year period ending, as a general rule, on October 31 of that year. For this purpose, however, any income or gain retained by a fund that is subject to corporate income tax will be considered to have been distributed by year-end. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any under-distribution or over-distribution, as the case may be, from the previous year. Each fund anticipates it will pay such dividends and will make such distributions as are necessary in order to avoid the application of this tax.

If, in any taxable year, a fund fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by a fund in computing its taxable income. In addition, in the event of a failure to qualify, a fund's distributions, to the extent derived from a fund's current or accumulated earnings and profits, would constitute dividends (eligible for the corporate dividends-received deduction) which are taxable to shareholders as ordinary income, even though those distributions might otherwise (at least in part) have been treated in the shareholders' hands as long-term capital gains. If a fund fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. In addition, if a fund failed to qualify as a regulated investment company for a period greater than one taxable year, a fund may be required to recognize any net built-in gains with respect to certain of its assets (the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized if it had been liquidated) in order to qualify as a regulated investment company in a subsequent year.

Each fund will be required to distribute substantially all of its income (including accrued original issue and recognized market discount) in order to qualify for "pass-through" federal income tax treatment and also in order to avoid the imposition of 4% excise tax referred to above. Therefore, a fund may be required in some years to distribute an amount greater than the total cash income the fund actually receives. In order to make the required distribution in such a year, a fund may be required to borrow or to liquidate securities. The amount of cash that a fund would have to distribute, and thus the degree to which securities would need to be liquidated or borrowing made, would depend upon the number of shareholders who chose not to have their dividends reinvested.

Taxation of Fund Investments

Gain or loss on the sale of a security by a fund generally will be long-term capital gain or loss if the fund has held the security for more than one year. Gain or loss on the sale of a security held for not more than one year generally will be short-term capital gain or loss. If a fund acquires a debt security after its original issuance at a discount, a portion of any gain upon sale or redemption of such debt security generally will be taxed as ordinary income rather than capital gain to the extent it reflects accrued market discount.

Options Transactions. The tax consequences of options transactions entered into by a fund will vary depending on whether the underlying security is held as a capital asset, whether the fund is writing or purchasing the option and whether the "straddle" rules, discussed separately below, apply to the transaction.

A fund may write a call option on an equity or convertible debt security. If the option expires unexercised or if the fund enters into a closing purchase transaction, the fund will realize a gain or loss without regard to any unrealized gain or loss on the underlying security. Generally, any such gain or loss will be short-term capital gain or loss, except that any loss on certain covered call stock options will be treated as long-term capital loss. If a call option written by a fund is exercised, the fund will treat the premium received for writing such call option as additional sales proceeds and will recognize a capital gain or loss from the sale of the underlying security. Whether the gain or loss will be long-term or short-term will depend on the fund's holding period for the underlying security.

If a fund purchases a put option on an equity or convertible debt security and it expires unexercised, the fund will realize a capital loss equal to the cost of the option. If a fund enters into a closing sale transaction with respect to the option, it will realize a capital gain or loss and such gain or loss will be short-term or long-term depending on the fund's holding period for the option. If a fund exercises such a put option, it will realize a short-term or long-term capital gain or loss (depending on the fund's holding period for the underlying security) from the sale of the underlying security. The amount realized on such sale will be the sales proceeds reduced by the premium paid.

Mark-to-Market. The Code imposes a special "mark-to-market" system for taxing "Section 1256 contracts" including listed options on nonconvertible debt securities (including U.S. government securities), listed options on certain stock indexes and certain foreign currency contracts. In general, gain or loss on Section 1256 contracts will be taken into account for tax purposes when actually realized (by a closing transaction, by exercise, by taking delivery or by other termination). In addition, any Section 1256 contracts held at the end of the taxable year will be treated as though they were sold at their year-end fair market value (that is, "marked to market"), and the resulting gain or loss will be recognized for tax purposes. Provided that a fund holds its Section 1256 contracts as capital assets and they are not part of a straddle, both the realized and the unrealized year-end gains or losses from these investment positions (including premiums on options that expire unexercised) generally will be treated as 60% long-term and 40% short-term capital gain or loss, regardless of the period of time particular positions have actually been held by a fund.

Straddles. The Code contains rules applicable to "straddles," which are "offsetting positions in actively traded personal property," including equity securities and options of the type in which a fund may invest. If applicable, the "straddle" rules generally override the other provisions of the Code. In general, investment positions will be offsetting if there is a substantial diminution in the risk of loss from holding one position by reason of holding one or more other positions. The funds generally are authorized to enter into put, call, and covered put and call positions. Depending on what other investments are held or acquired by a fund while it is a party to one of the above transactions, a fund may create a straddle for Federal income tax purposes.

If two (or more) positions constitute a straddle, recognition of a realized loss from one position (including a mark-to-market loss) must be deferred to the extent of unrecognized gain in an offsetting position. Interest and other carrying charges allocable to personal property that is part of a straddle must be capitalized. In addition, "wash sale" rules apply to straddle transactions to prevent the recognition of loss from the sale of a position at a loss when a new offsetting position is or has been acquired within a prescribed period. To the extent the straddle rules apply to positions established by a fund, losses realized by the fund may be deferred or re-characterized as long-term losses, and long-term gains realized by the fund may be converted to short-term gains.

If a fund chooses to identify a particular offsetting position as being one component of a straddle, a realized loss on any component of that straddle will be recognized no earlier than upon the liquidation of all components of that straddle. Special rules apply to "mixed" straddles (that is, straddles consisting of a Section 1256 contract and an offsetting position that is not a
Section 1256 contract). If a fund makes certain elections, all or a portion of the Section 1256 contract components of such mixed straddles of a fund will not be subject to the 60%/40% mark-to-market rules. If any such election is made, the amount, the nature (as long-term or short-term) and the timing of the recognition of the fund's gains or losses from the affected straddle positions will be determined under rules that will vary according to the type of election made.

Foreign Investments. Dividends or other income (including, in some cases, capital gains) received by a fund from investments in foreign securities may be subject to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes in some cases. The funds will not be eligible to elect to treat any foreign taxes they pay as paid by their shareholders, who therefore will not be entitled to credits for such taxes on their own tax returns. Foreign taxes paid by a fund will reduce the return from a fund's investments.

The foregoing is only a summary of certain material tax consequences affecting the funds and their shareholders.
Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the funds.


ADDITIONAL INFORMATION

The trust was organized as an unincorporated business trust under the laws of The Commonwealth of Massachusetts pursuant to a Master Trust Agreement dated January 8, 1986, as amended from time to time. As such, the trust is a business entity commonly known as a "Massachusetts business trust." The trust offers shares of beneficial interest of separate funds with a par value of $.001 per share. The trust commenced business as an investment company on March 3, 1986, under the name Shearson Lehman Special Equity Portfolios. On December 6, 1988, August 27, 1990, November 5, 1992, July 30, 1993 and October 14, 1994, the trust changed its name to SLH Equity Portfolios, Shearson Lehman Brothers Equity Portfolios, Shearson Lehman Brothers Equity Funds, Smith Barney Shearson Equity Funds and Smith Barney Equity Funds, respectively.

Social Awareness Fund offers shares of beneficial interest currently classified into four classes - A, B, L and Y. Large Cap Blend Fund offers shares of beneficial interest currently classified into five classes - A, B, L, O and Y. Each class represents an identical interest in the fund's investment portfolio. As a result the classes have the same rights, privileges and preferences, except with respect to: (a) the designation of each class; (b) the effect of the respective sales charges, if any, for each class; (c) the distribution and/or service fees borne by each class; (d) the expenses allocable exclusively to each class; (e) voting rights on matters exclusively affecting a single class; (f) the exchange privilege of each class; and (g) the conversion feature of the Class B shares. The trust's board of trustees does not anticipate that there will be any conflicts among the interests of the holders of the different classes. The trustees, on an ongoing basis, will consider whether any such conflict exists and, if so, take appropriate action.

The trust does not hold annual shareholder meetings. There normally will be no meeting of shareholders for the purpose of electing trustees unless and until such time as less than a majority of the trustees holding office have been elected by shareholders. The trustees will call a meeting for any purpose upon written request of shareholders holding at least 10% of the trust's outstanding shares and the fund will assist shareholders in calling such a meeting as required by the 1940 Act. Shareholders of record owning no less than two-thirds of the outstanding shares of the trust may remove a trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose.

When matters are submitted for shareholder vote, shareholders of each class will have one vote for each full share owned and a proportionate, fractional vote for any fractional share held of that class. Generally, shares of the trust will be voted on a trust-wide basis on all matters except matters affecting only the interests of one or more funds or classes.

PNC Bank, National Association, is located at 17th and Chestnut Streets, Philadelphia, Pennsylvania 19103, and serves as custodian for the funds. Under its custodial agreement with the trust, PNC is authorized to appoint one or more foreign or domestic banking institutions as sub-custodians of assets owned by a fund. For its custody services, PNC receives monthly fees charged to each fund based upon the month-end, aggregate net asset value of the fund, plus certain charges for securities transactions. The assets of the trust are held under bank custodianship in accordance with the 1940 Act.

Citi Fiduciary Trust Company is located at 388 Greenwich Street, New York, New York, 10013, and serves as the trust's transfer agent. For its services as transfer agent, Citi Fiduciary Private Trust Company receives fees charged to the funds at an annual rate based upon the number of shareholder accounts maintained during the year. Citi Fiduciary Private Trust Company also is reimbursed by the funds for its out-of-pocket expenses.

The trust sends shareholders of the fund a semi-annual report and an audited annual report, which include listings of the investment securities held by the fund at the end of the reporting period.
In an effort to reduce the fund's printing and nailing costs, the trust consolidates the mailing of each fund's semi-annual and annual reports by household. This consolidation means that a household having multiple accounts with the identical address of record will receive a single copy of each report. In addition, the trust also consolidates the mailing of each fund's Prospectus so that a shareholder having multiple accounts (that is, individual, IRA and/or Self-Employed Retirement Plan accounts) will receive a single prospectus annually. Shareholders who do not want this consolidation to apply to their accounts should contact a Salomon Smith Barney Financial Consultant or Citi Fiduciary Private Trust Company.

The trust's distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributor and may vary. Citigroup affiliates may make similar payments under similar arrangements.


OTHER INFORMATION

In an industry where the average portfolio manager has seven years of experience (source: ICI, 1998), the portfolio managers of Smith Barney mutual funds average 21 years in the industry and 15 years with the firm.

Smith Barney mutual funds offers more than 60 mutual funds. We understand that many investors prefer an active role in allocating the mix of funds in their portfolio, while others want the asset allocation decisions to be made by experienced managers.

That's why we offer four "styles" of fund management that can be tailored to suit each investor's unique financial goals.

Style Pure Series
Our Style Pure Series funds stay fully invested within their asset class and investment style, enabling investors to make asset allocation decisions in conjunction with their Salomon
Smith Barney Financial Consultant.

	Classic Investor Series
Our Classic Investor Series funds offer a range of equity and fixed income strategies that seek to capture opportunities across asset classes and investment styles using disciplined investment approaches.

	The Concert Allocation Series
As a fund of funds, investors can select a Concert Portfolio that may help their investment needs. As needs change, investors can easily choose another long-term, diversified investment from our Concert family.

	Special Discipline Series
Our Special Discipline Series funds are designed for investors who are looking beyond more traditional market categories: from natural resources to a roster of state-specific municipal funds.


FINANCIAL STATEMENTS

The Annual Reports of the Social Awareness Fund and the Large Cap
Blend Fund for the fiscal year ended January 31, 2000 are incorporated herein by reference in their entirety. The Annual
Reports were filed on April 3, 2000, accession number 005477-000-
0002872.


APPENDIX

Description of Ratings

Description of S&P Corporate Bond Ratings

AAA

Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA

Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

A

Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB

Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

BB, B and CCC

Bonds rated BB and B are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB represents a lower degree of speculation than B and CCC, the highest degrees of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Description of Moody's Corporate Bond Ratings

Aaa

Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge". Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.


Aa

Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A

Bonds which are rated A possess favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa

Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba

Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B

Bonds which are rated B generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa

Bonds that are rated Caa are of poor standing. These issues may be in default or present elements of danger may exist with respect to principal or interest.

Moody's applies the numerical modifier 1, 2 and 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Description of S&P Municipal Bond Ratings

AAA

Prime -- These are obligations of the highest quality. They have the strongest capacity for timely payment of debt service.

General Obligation Bonds -- In a period of economic stress, the issuers will suffer the smallest declines in income and will be least susceptible to autonomous decline. Debt burden is moderate. A strong revenue structure appears more than adequate to meet future expenditure requirements. Quality of management appears superior.

Revenue Bonds -- Debt service coverage has been, and is expected to remain, substantial. Stability of the pledged revenues is also exceptionally strong due to the competitive position of the municipal enterprise or to the nature of the revenues. Basic security provisions (including rate covenant, earnings test for issuance of additional bonds, debt service reserve requirements) are rigorous. There is evidence of superior management.


AA

High Grade -- The investment characteristics of bonds in this group are only slightly less marked than those of the prime quality issues. Bonds rated AA have the second strongest capacity for payment of debt service.

A

Good Grade -- Principal and interest payments on bonds in this category are regarded as safe although the bonds are somewhat more susceptible to the adverse affects of changes in circumstances and economic conditions than bonds in higher rated categories. This rating describes the third strongest capacity for payment of debt service. Regarding municipal bonds, the ratings differ from the two higher ratings because:

General Obligation Bonds -- There is some weakness, either in the local economic base, in debt burden, in the balance between revenues and expenditures, or in quality of management. Under certain adverse circumstances, any one such weakness might impair the ability of the issuer to meet debt obligations at some future date.

Revenue Bonds -- Debt service coverage is good, but not exceptional. Stability of the pledged revenues could show some variations because of increased competition or economic influences on revenues. Basic security provisions, while satisfactory, are less stringent. Management performance appears adequate.


BBB

Medium Grade -- Of the investment grade ratings, this is the lowest. Bonds in this group are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

General Obligation Bonds -- Under certain adverse conditions, several of the above factors could contribute to a lesser capacity for payment of debt service. The difference between A and BBB ratings is that the latter shows more than one fundamental weakness, or one very substantial fundamental weakness, whereas the former shows only one deficiency among the factors considered.

Revenue Bonds -- Debt coverage is only fair. Stability of the pledged revenues could show substantial variations, with the revenue flow possibly being subject to erosion over time. Basic security provisions are no more than adequate. Management performance could be stronger.

BB, B, CCC and CC

Bonds rated BB, B, CCC and CC are regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB includes the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C

The rating C is reserved for income bonds on which no interest is being paid.

D

Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major rating categories, except in the AAA-Prime Grade category.

Description of S&P Municipal Note Ratings

Municipal notes with maturities of three years or less are usually given note ratings (designated SP-1, -2 or -3) to distinguish more clearly the credit quality of notes as compared to bonds. Notes rated SP-1 have a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given the designation of SP-1+. Notes rated SP-2 have satisfactory capacity to pay principal and interest.


Description of Moody's Municipal Bond Ratings

Aaa

Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa

Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A

Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa

Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba

Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterize bonds in this class.

B

Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.



Caa

Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca

Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C

Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Moody's applies the numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic ratings category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic ratings category.

Description of Moody's Municipal Note Ratings

Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade (MIG) and for variable rate demand obligations are designated Variable Moody's Investment Grade (VMIG). This distinction recognizes the differences between short- and long-term credit risk. Loans bearing the designation MIG 1/VMIG 1 are the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the designation MIG 2/VMIG 2 are of high quality, with margins of protection ample, although not as large as the preceding group. Loans bearing the designation MIG 3/VMIG 3 are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established. Loans bearing the designation MIG 4/VMIG 4 are of adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

Description of Commercial Paper Ratings

The rating A-1+ is the highest, and A-1 the second highest, commercial paper rating assigned by S&P. Paper rated A-1+ must have either the direct credit support of an issuer or guarantor that possesses excellent long-term operating and financial strength combined with strong liquidity characteristics (typically, such issuers or guarantors would display credit quality characteristics which would warrant a senior bond rating of A\- or higher) or the direct credit support of an issuer or guarantor that possesses above average long-term fundamental operating and financing capabilities combined with ongoing excellent liquidity characteristics. Paper rated A-1 must have the following characteristics: liquidity ratios are adequate to meet cash requirements; long-term senior debt is rated A or better; the issuer has access to at least two additional channels of borrowing; basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; typically, the issuer's industry is well established and the issuer has a strong position within the industry; and the reliability and quality of management are unquestioned.


The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (a) evaluation of the management of the issuer; (b) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (c) evaluation of the issuer's products in relation to competition and customer acceptance; (d) liquidity;
(e) amount and quality of long-term debt; (f) trend of earnings over a period of ten years; (g) financial strength of parent company and the relationships which exist with the issue; and (h) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

Short-Term obligations, including commercial paper, rated A-1+ by Fitch IBCA, Inc. are obligations supported by the highest capacity for timely repayment. Obligations rated A-1 have a very strong capacity for timely repayment. Obligations rated A-2 have a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic and financial conditions.

Thomson BankWatch employs the rating "TBW-1" as its highest category, which indicates that the degree of safety regarding timely repayment of principal and interest is very strong. "TBW-2" is its second highest rating category. While the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

Fitch IBCA, Inc. employs the rating F-1+ to indicate issues regarded as having the strongest degree of assurance of timely payment. The rating F-1 reflects an assurance of timely payment only slightly less in degree than issues rated F-1+, while the rating F-2 indicates a satisfactory degree of assurance of timely payment although the margin of safety is not as great as indicated by the F-1+ and F-1 categories.

Duff & Phelps Inc. employs the designation of Duff 1 with respect to top grade commercial paper and bank money instruments. Duff 1+ indicates the highest certainty of timely payment: short-term liquidity is clearly outstanding and safety is just below risk-free U.S. Treasury short-term obligations. Duff 1 - indicates high certainty of timely payment. Duff 2 indicates good certainty of timely payment: liquidity factors and company fundamentals are sound.

Various NRSROs utilize rankings within ratings categories indicated by a + or -. The funds, in accordance with industry practice, recognize such ratings within categories as gradations, viewing for example S&P's rating of A-1+ and A-1 as being in S&P's highest rating category.










						Smith Barney Equity Funds

Smith Barney Large Cap
Blend Fund

Concert Social Awareness
Fund







							Statement of
							Additional Information
							May 30, 2000






Smith Barney Equity Funds
388 Greenwich Street
New York, New York 10013


						SALOMON SMITH BARNEY
						A Member of CitiGroup





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Part C - Other Information

Item 23.	Exhibits

All references are to the Registrant's registration statement on Form N-1A (the "Registration
Statement") as filed with the Securities and Exchange Commission
(the "SEC") on
January 9, 1986 (File Nos. 33-2627 and 811-4551).


(a) (1)	Amended and Restated Master Trust
	Agreement and all Amendments are incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement filed on January 31, 1994
	("Post-Effective Amendment No. 26").

(a) (2)	Amendment dated October 14, 1994 and
	Form of Amendment to Amended and Restated Master Trust
	Agreement are incorporated by reference to Post-
	Effective Amendment No. 29 to the Registration
	Statement filed on November 7, 1994 ("Post-Effective
	Amendment No. 29").

(a) (3)	Amendment to Master Trust Agreement dated June 12,
1998 is
	incorporated by reference to Post-Effective Amendment No. 46 filed on April 1, 1999.

(b)	Registrant's By-Laws are incorporated by
	reference to Pre-Effective Amendment No. 1 to the Registration Statement filed on February 25, 1986
	("Pre-Effective Amendment No. 1").

(c)	Form of share certificate for Class A, B,
	C and Y shares will be filed by amendment.

(d) (1)	Investment Advisory Agreement
	between Registrant and Smith Barney Strategy Advisers Inc., with respect to Concert Social Awareness Fund, is incorporated by reference to Post-Effective Amendment No. 31 to the Registration Statement filed on January 30, 1996 ("Post-Effective Amendment No. 31").

(d) (2)	Investment Advisory Agreement
	between Registrant and Greenwich Street Advisors
	(relating to the Growth and Income Fund) dated May 22,
	1993  is incorporated by reference to Post-Effective
	Amendment No. 26.

(e) (1)	Distribution Agreement between Registrant
	and Smith Barney Shearson dated July 30, 1993 is incorporated by reference to Post-Effective Amendment
	No. 26.

(e)  (2) 	Distribution Agreement  between the Registrant and
CFBDS, Inc.
	dated October 8, 1998 is incorporated by reference to Post-Effective Amendment No. 46 filed on April 1, 1999.

(e) (3)	Selling Group Agreement between the Registrant and
CFBDS, Inc.
	is incorporated by reference to Post-Effective Amendment No.
46
	filed on April 1, 1999.

(f)	Not applicable.

(g)	Custodian Agreement between Registrant and
	PNC Bank, National Association ("PNC Bank") is incorporated by reference to Post-Effective Amendment
	No. 31.

(h)(1)	Administration Agreements between
	Registrant and SBMFM (relating to the Growth and Income Fund and Strategic Investors Fund) dated May 4,
	1994 are incorporated by reference to Post-
	Effective Amendment No. 29

    (2)	Transfer Agency Agreement between
	Registrant and First Data Investor Services Group
	(formerly The Shareholder Services Group, Inc.) dated
	August 5, 1993  is incorporated by reference to Post-
	Effective Amendment No. 26.

(i)	Opinion of Robert A. Vegliante, Deputy General
	Counsel of Smith Barney Mutual Funds Management Inc.
	filed with the Registrant's rule 24-f2 (Accession No.
	000091155-97-000182) is incorporated by reference.

(j)	Auditor's Consent is filed herewith.

(k)	Not applicable.

(l)	Not Applicable

(m) (1)	Prototype Defined Contribution Plan
	relating to 401(k) program is incorporated by reference to Post-Effective Amendment No. 33.

(m) (2)	Form of Individual Retirement
	Account Disclosure Statement is incorporated by reference to Post-Effective Amendment No. 33.

(m) (3)	Amended Services and Distribution Plans
	pursuant to Rule 12b-1 between the Registrant on behalf of Smith Barney Growth and Income Fund and
	Concert Social Awareness Fund are incorporated by reference to Post-Effective Amendment No. 29.

(m) (4)	Performance information is incorporated by
	reference to Post-Effective Amendments No. 9 and 10.

(m) (5)	Form of Amended and Restated Shareholder Services and
Distribution
	Plan pursuant to Rule 12b-1 for the Registrant is incorporated by
	reference to Post-Effective Amendment No. 46 filed on April
1, 1999.

(n)	Financial Data Schedule is filed herewith.

(o)(1)	Plan pursuant to Rule 18f-3 is incorporated by
reference to Post-Effective Amendment
	No. 31.

(o) (2)	Amended Plan pursuant to Rule 18f-3 is incorporated by
reference to
	Post-Effective Amendment No. 46 filed on April 1, 1999.

(p)	Code of Ethics is filed herewith.

Item 24.	Persons Controlled by or Under 	Common Control
with Registrant

		None

Item 25.	Indemnification

The response to this item is incorporated by reference to Registrant's Pre-Effective
Amendment No. 1 to the Registration Statement.

Item 26.	Business and Other Connections of Investment Adviser

	Investment Adviser - SSB Citi Fund Management LLC
("SSB Citi") successor to SSBC Fund Management Inc.

SSB Citi was incorporated in December 1968 under the laws of the State of Delaware. On September 21, 1999, SSB Citi was converted into a Delaware Limited Liability Company. SSB Citi is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc. ("Holdings"), which is in turn a wholly owned subsidiary of Citigroup Inc. ("Citigroup"). SSB Citi is registered as an investment adviser under the Investment Advisers Act of 1940 (the "Adviser Act").


The list required by this Item 26 of officers and directors of SSBC together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two fiscal years, is incorporated by reference to Schedules A and D of FORM ADV filed with the Commission pursuant to the Advisers Act
(SEC File No. 801-8314).

Item 27.	Principal Underwriters

(a) CFBDS, Inc., ("CFBDS") the Registrant's Distributor, is also the distributor for the following Smith Barney funds: Concert Investment Series, Consulting Group Capital Markets Funds, Greenwich Street Series Fund, Smith Barney Adjustable Rate Government Income Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Concert Allocation Series Inc., Smith Barney Fundamental Value Fund Inc., Smith Barney Funds, Inc., Smith Barney Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Smith Barney Investment Funds Inc., Smith Barney Investment Trust, Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Smith Barney Money Funds, Inc., Smith Barney Muni Funds, Smith Barney Municipal Money Market Fund, Inc., Smith Barney New Jersey Municipals Fund Inc., Smith Barney Oregon Municipals Fund Inc., Smith Barney Principal Return Fund, Smith Barney Sector Series Fund Inc., Smith Barney Small Cap Blend Fund, Inc., Smith Barney Telecommunications Trust, Smith Barney Variable Account Funds, Smith Barney World Funds, Inc., Travelers Series Fund Inc., and various series of unit investment trusts.

CFBDS also serves as the distributor for the following funds: The Travelers Fund UL for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The Travelers Fund BD III for Variable Annuities, The Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Fund UL for Variable Annuities, The Travelers Fund UL II for Variable Annuities, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities, The Travelers Timed Aggressive Stock Account for Variable Annuities, The Travelers Timed Bond Account for Variable Annuities.

In addition, CFBDS, the Registrant's Distributor, is also the distributor for CitiFunds Multi-State Tax Free Trust, CitiFunds Premium Trust, CitiFunds Institutional Trust, CitiFunds Tax Free Reserves, CitiFunds Trust I, CitiFunds Trust II, CitiFunds Trust III, CitiFunds International Trust, CitiFunds Fixed Income Trust, CitiSelect VIP Folio 200, CitiSelect VIP Folio 300, CitiSelect VIP Folio 400, CitiSelect VIP Folio 500, CitiFunds Small Cap Growth VIP Portfolio. CFBDS is also the placement agent for Large Cap Value Portfolio, Small Cap Value Portfolio, International Portfolio, Foreign Bond Portfolio, Intermediate Income Portfolio, Short-Term Portfolio, Growth & Income Portfolio, U.S. Fixed Income Portfolio, Large Cap Growth Portfolio, Small Cap Growth Portfolio, International Equity Portfolio, Balanced Portfolio, Government Income Portfolio, Tax Free Reserves Portfolio, Cash Reserves Portfolio and U.S. Treasury Reserves Portfolio.

In addition, CFBDS is also the distributor for the following Salomon Brothers funds: Salomon Brothers Opportunity Fund Inc., Salomon Brothers Investors Fund Inc., Salomon Brothers Capital Fund Inc., Salomon Brothers Series Funds Inc., Salomon Brothers Institutional Series Funds Inc., Salomon Brothers Variable Series Funds Inc.

In addition, CFBDS is also the distributor for the Centurion
Funds, Inc.

(b)	The information required by this Item 27 with respect to
each director and officer of CFBDS is incorporated by reference to Schedule A of Form BD filed by CFBDS pursuant to the Securities and Exchange Act of 1934 (File No. 8-32417).

(c) Not applicable.

Item 28.	Location of Accounts and Records

(1)	With respect to the Registrant's Investment Adviser:
SSB Citi Fund Management LLC
	388 Greenwich Street
	New York, New York  10013

(2)	With respect to the Registrant's Transfer Agent:
Citi Fiduciary Trust Company
	388 Greenwich Street
	New York, New York  10013

(3)	With respect to the Registrant's Custodian:
PNC Bank, National Association
	17th and Chestnut Streets
	Philadelphia, PA  19103

(4)	With respect to the Registrant's Sub-Transfer Agent:
PFPC Global Fund Services
	P.O. Box 9699
Providence, Rhode Island  02940

(5)	With respect to the Registrant's Sub-Transfer Agent:
	PFS Shareholder Services
	3100 Breckinridge Boulevard, Building 200
	Duluth, Georgia  20549-0062

(6)	With respect to the Registrant's Distributor:
CFBDS, Inc.
	21 Milk Street
	Boston, MA  02109

Item 29.	Management Services

	Not Applicable.


Item 30.	Undertakings

	Not Applicable.



SIGNATURES

	Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, and where applicable, the true and lawful attorney-in-fact, thereunto duly authorized, in the City of New York, State of New York on the 26th day of May, 2000.

SMITH BARNEY EQUITY
FUNDS


By: /s/ Heath B.
McLendon*
Heath B. McLendon,
Chairman of the
Board, President and
Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration
Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date


/s/ Heath B. McLendon	Chairman of the	May 26, 2000
Heath B. McLendon	Board, President and
	Chief Executive Officer


/s/ Lewis E. Daidone	Senior Vice 	May 26, 2000
Lewis E. Daidone	President and
	Treasurer (Principal Financial
	and Accounting Officer)


/s/ Lee Abraham*	Trustee	May 26, 2000
Lee Abraham


/s/ Allan J. Bloostein*	Trustee	May 26, 2000
Allan J. Bloostein


/s/Jane F. Dasher**                 	Trustee	May 26, 2000
Jane F. Dasher


/s/Donald R. Foley**       	Trustee	May 26, 2000
Donald R. Foley


/s/ Richard E. Hanson*	Trustee	May 26, 2000
Richard E. Hanson


/s/ Paul Hardin** 	Trustee	May 26, 2000
Paul Hardin


/s/ Roderick C. Rasmussen**	Trustee	May 26, 2000
Roderick C. Rasmussen


/s/ John P. Toolan**	Trustee	May 26, 2000
John P. Toolan


* Signed by Heath B. McLendon, their duly authorized attorney-in-fact, pursuant to power of attorney dated October 27, 1992.

** Signed by Heath B. McLendon, their duly authorized attorney-in-fact, pursuant to power of attorney dated May 20, 1999.

/s/ Heath B. McLendon
Heath B. McLendon



EXHIBITS

 (j)	Auditor's Consent is filed herewith.

 (n)	Financial Data Schedule is filed herewith.

 (p)	Code of Ethics is filed herewith.

Cover Letter